UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22468

Ashmore Funds

(Exact name of registrant as specified in charter)

c/o Ashmore Investment Management Limited

61 Aldwych

London, WC2B 4AE

England

(Address of principal executive offices) (Zip code)

Corporation Service Company

84 State Street

Boston, MA 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code: 011-44-20-3077-6000

Date of fiscal year end: October 31, 2013

Date of reporting period: July 31, 2013

Item 1. Schedule of Investments.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Argentina (Cost $195,889)
WPE International Cooperatief UA 10.375%, 09/30/2020		200,000	$144,000	0.14
			144,000	0.14
Barbados (Cost $756,715)
Columbus International, Inc. 11.500%, 11/20/2014		700,000	756,000	0.75
			756,000	0.75
Brazil (Cost $7,356,606)
Banco do Brasil S.A. 3.875%, 10/10/2022		200,000	176,500	0.17
Banco do Brasil S.A. 8.500%, 10/29/2049		100,000	110,000	0.11
Banco Santander Brasil S.A. 8.000%, 03/18/2016	BRL	600,000	244,263	0.24
Banco Santander Brasil S.A. 4.625%, 02/13/2017		200,000	205,500	0.20
Banco Votorantim S.A. 6.250%, 05/16/2016	BRL	300,000	143,751	0.14
Braskem Finance Ltd. 5.750%, 04/15/2021		200,000	194,500	0.19
BRF S.A. 5.875%, 06/06/2022		200,000	203,000	0.20
Cia Energetica de Sao Paulo 9.750%, 01/15/2015	BRL	250,000	161,137	0.16
Cosan Luxembourg S.A. 9.500%, 03/14/2018(2)	BRL	500,000	208,758	0.21
Gerdau Holdings, Inc. 7.000%, 01/20/2020		100,000	105,750	0.10
Globo Comunicacao e Participacoes S.A. 4.875%, 04/11/2022		200,000	197,500	0.20
Itau Unibanco Holding S.A. 5.650%, 03/19/2022		200,000	193,000	0.19
JBS Finance II Ltd. 8.250%, 01/29/2018		200,000	210,500	0.21
Marfrig Holding Europe B.V. 9.875%, 07/24/2017		1,000,000	1,010,000	1.00
Minerva Luxembourg S.A. 12.250%, 02/10/2022		200,000	234,000	0.23
Minerva Luxembourg S.A. 7.750%, 01/31/2023		500,000	485,000	0.48
Mirabela Nickel Ltd. 8.750%, 04/15/2018		195,000	138,450	0.14
NII Capital Corp. 8.875%, 12/15/2019		100,000	87,500	0.09
NII Capital Corp. 7.625%, 04/01/2021		600,000	481,500	0.48
Odebrecht Finance Ltd. 4.375%, 04/25/2025(2)		230,000	204,125	0.20
OGX Austria GmbH 8.500%, 06/01/2018		700,000	140,000	0.14
Oi S.A. 5.750%, 02/10/2022		200,000	187,000	0.19
OSX 3 Leasing B.V. 9.250%, 03/20/2015(2)		910,000	793,975	0.78
Petrobras Global Finance B.V., FRN 2.408%, 01/15/2019		200,000	196,500	0.19
Schahin II Finance Co. SPV Ltd. 5.875%, 09/25/2022		196,267	191,851	0.19
Telemar Norte Leste S.A. 5.500%, 10/23/2020		100,000	94,000	0.09
			6,598,060	6.52
Chile (Cost $2,434,555)
Automotores Gildemeister S.A. 8.250%, 05/24/2021		200,000	160,000	0.16
Automotores Gildemeister S.A. 6.750%, 01/15/2023		150,000	102,000	0.10
Banco de Credito e Inversiones 4.000%, 02/11/2023		200,000	183,243	0.18
Banco Santander Chile 6.500%, 09/22/2020	CLP	50,000,000	95,845	0.09
Cencosud S.A. 5.500%, 01/20/2021		150,000	152,163	0.15
Cencosud S.A. 4.875%, 01/20/2023		200,000	190,967	0.19
E.CL S.A. 5.625%, 01/15/2021		100,000	103,884	0.10
Inversiones Alsacia S.A. 8.000%, 08/18/2018		130,862	107,307	0.11
Inversiones CMPC S.A. 4.375%, 05/15/2023		200,000	190,214	0.19
SACI Falabella 3.750%, 04/30/2023(2)		200,000	182,155	0.18
SMU S.A. 7.750%, 02/08/2020		400,000	288,000	0.28
Sociedad Quimica y Minera de Chile S.A. 3.625%, 04/03/2023		200,000	180,647	0.18

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Chile - (continued)
Telefonica Chile S.A. 3.875%, 10/12/2022		200,000	$183,393	0.18
			2,119,818	2.09
China (Cost $13,376,220)
21Vianet Group, Inc. 7.875%, 03/22/2016	CNY	1,000,000	156,882	0.16
Agile Property Holdings Ltd. 9.875%, 03/20/2017		200,000	215,500	0.21
Baidu, Inc. 3.500%, 11/28/2022		200,000	182,575	0.18
Bestgain Real Estate Ltd. 2.625%, 03/13/2018		600,000	554,314	0.55
Chaowei Power Holdings Ltd. 7.250%, 09/24/2017	CNY	1,000,000	159,082	0.16
China Automation Group Ltd. 7.750%, 04/20/2016		200,000	194,076	0.19
China CITIC Bank International Ltd. 6.875%, 06/24/2020		100,000	105,337	0.10
China Forestry Holdings Co. Ltd. 10.250%, 11/17/2015		60,000	22,800	0.02
China Liansu Group Holdings Ltd. 7.875%, 05/13/2016		400,000	410,000	0.41
China Oriental Group Co. Ltd. 8.000%, 08/18/2015		100,000	96,750	0.10
China Overseas Finance Cayman II Ltd. 5.500%, 11/10/2020		100,000	103,851	0.10
China Railway Resources Huitung Ltd. 3.850%, 02/05/2023		200,000	185,006	0.18
China SCE Property Holdings Ltd. 11.500%, 11/14/2017		200,000	210,873	0.21
Country Garden Holdings Co. Ltd. 10.500%, 08/11/2015		100,000	110,431	0.11
Country Garden Holdings Co. Ltd. 11.250%, 04/22/2017		100,000	109,380	0.11
Country Garden Holdings Co. Ltd. 11.125%, 02/23/2018		400,000	446,000	0.44
Country Garden Holdings Co. Ltd. 7.500%, 01/10/2023		600,000	556,500	0.55
Emerald Plantation Holdings Ltd. 6.000%, 01/30/2020(3)		80,635	48,381	0.05
ENN Energy Holdings Ltd. 6.000%, 05/13/2021		200,000	212,821	0.21
Evergrande Real Estate Group Ltd. 13.000%, 01/27/2015		500,000	530,000	0.52
Evergrande Real Estate Group Ltd. 9.250%, 01/19/2016	CNY	1,000,000	158,865	0.16
Far East Energy Bermuda Ltd. 13.000%, 01/15/2016(3)		213,291	213,291	0.21
Fosun International Ltd. 7.500%, 05/12/2016		200,000	202,250	0.20
Franshion Development Ltd. 6.750%, 04/15/2021		200,000	205,500	0.20
Fufeng Group Ltd. 7.625%, 04/13/2016		400,000	391,000	0.39
Gemdale International Investment Ltd. 7.125%, 11/16/2017		400,000	409,435	0.41
Hengdeli Holdings Ltd. 6.250%, 01/29/2018		300,000	298,926	0.30
Hidili Industry International Development Ltd. 8.625%, 11/04/2015		100,000	61,000	0.06
Hyva Global B.V. 8.625%, 03/24/2016		400,000	363,000	0.36
KWG Property Holding Ltd. 13.250%, 03/22/2017		200,000	227,017	0.22
KWG Property Holding Ltd. 12.500%, 08/18/2017		100,000	110,250	0.11
Lonking Holdings Ltd. 8.500%, 06/03/2016		200,000	195,000	0.19
Nord Anglia Education, Inc. 8.500%, 02/15/2018		200,000	196,000	0.19
Powerlong Real Estate Holdings Ltd. 13.750%, 09/16/2015		100,000	103,250	0.10
Powerlong Real Estate Holdings Ltd. 11.250%, 01/25/2018		200,000	182,835	0.18
Shimao Property Holdings Ltd. 9.650%, 08/03/2017		100,000	108,453	0.11
Shimao Property Holdings Ltd. 11.000%, 03/08/2018		200,000	222,712	0.22
Shimao Property Holdings Ltd. 6.625%, 01/14/2020		600,000	561,048	0.56
Sino-Forest Corp. 5.000%, 08/01/2013(4)		14,000	—	—
Sino-Forest Corp. 5.000%, 08/01/2013(4)		7,000	—	—
Sino-Forest Corp. 10.250%, 07/28/2014(4)		62,000	—	—
Sino-Forest Corp. 10.250%, 07/28/2014(4)		20,000	—	—
Sino-Forest Corp. 4.250%, 12/15/2016(4)		113,000	—	—
Sino-Forest Corp. 6.250%, 10/21/2017(4)		132,000	—	—
Sino-Forest Corp. 6.250%, 10/21/2017(4)		120,000	—	—
Sunac China Holdings Ltd. 12.500%, 10/16/2017		600,000	657,721	0.65
Sunac China Holdings Ltd. 9.375%, 04/05/2018		400,000	396,834	0.39
Tencent Holdings Ltd. 4.625%, 12/12/2016		200,000	214,723	0.21

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
China - (continued)
Texhong Textile Group Ltd. 6.500%, 01/18/2019		200,000	$194,395	0.19
West China Cement Ltd. 7.500%, 01/25/2016		800,000	774,000	0.77
Yanlord Land Group Ltd. 9.500%, 05/04/2017		500,000	528,750	0.52
Yanlord Land Group Ltd. 10.625%, 03/29/2018		600,000	648,000	0.64
Yingde Gases Investment Ltd. 8.125%, 04/22/2018(2)		400,000	408,000	0.40
Yuzhou Properties Co. Ltd. 11.750%, 10/25/2017		200,000	215,808	0.21
			12,858,622	12.71
Colombia (Cost $1,583,042)
Banco Davivienda S.A. 2.950%, 01/29/2018		200,000	189,000	0.19
Banco de Bogota S.A. 5.375%, 02/19/2023		200,000	197,000	0.19
Bancolombia S.A. 4.250%, 01/12/2016		100,000	103,250	0.10
Bancolombia S.A. 5.125%, 09/11/2022		250,000	232,500	0.23
Empresa de Energia de Bogota S.A. 6.125%, 11/10/2021		200,000	212,500	0.21
Empresa de Telecomunicaciones de Bogota 7.000%, 01/17/2023	COP	300,000,000	140,124	0.14
Grupo Aval Ltd. 4.750%, 09/26/2022		200,000	189,250	0.19
Gruposura Finance 5.700%, 05/18/2021		200,000	204,000	0.20
			1,467,624	1.45
Czech Republic (Cost $1,286,977)
EP Energy A.S. 5.875%, 11/01/2019	EUR	200,000	286,082	0.28
New World Resources N.V. 7.875%, 05/01/2018	EUR	640,000	527,883	0.52
New World Resources N.V. 7.875%, 01/15/2021	EUR	350,000	139,687	0.14
			953,652	0.94
Hong Kong (Cost $2,639,474)
CFG Investment S.A.C. 9.750%, 07/30/2019(3)		200,000	177,000	0.18
CIFI Holdings Group Co. Ltd. 12.250%, 04/15/2018		600,000	631,083	0.62
Fosun International Ltd. 7.500%, 05/12/2016		200,000	202,250	0.20
HKCG Finance Ltd. 6.250%, 08/07/2018		100,000	115,800	0.11
Hutchison Whampoa International 11 Ltd. 4.625%, 01/13/2022		200,000	206,079	0.20
Nord Anglia Education UK Holdings PLC 10.250%, 04/01/2017		600,000	663,000	0.66
Pacnet Ltd. 9.250%, 11/09/2015		200,000	202,000	0.20
PCCW-HKT Capital No 3 Ltd. 5.250%, 07/20/2015		100,000	106,811	0.11
PCCW-HKT Capital No 4 Ltd. 4.250%, 02/24/2016		175,000	184,552	0.18
Wharf Finance Ltd. 6.125%, 11/06/2017		100,000	111,999	0.11
			2,600,574	2.57
India (Cost $2,938,809)
Bank of Baroda 6.625%, 05/25/2022		100,000	98,520	0.10
Bharti Airtel International Netherlands B.V. 5.125%, 03/11/2023(2)		200,000	186,000	0.18
ICICI Bank Ltd. 5.750%, 11/16/2020		200,000	204,835	0.20
Reliance Holdings USA, Inc. 5.400%, 02/14/2022		500,000	519,245	0.51
Vedanta Resources PLC 6.000%, 01/31/2019(2)		400,000	390,000	0.39
Vedanta Resources PLC 8.250%, 06/07/2021		1,000,000	1,045,000	1.03
Vedanta Resources PLC 7.125%, 05/31/2023(2)		400,000	390,000	0.39
			2,833,600	2.80
Indonesia (Cost $640,970)
Bumi Investment Pte Ltd. 10.750%, 10/06/2017		200,000	120,000	0.12
Enercoal Resources Pte Ltd. 9.250%, 08/05/2014		200,000	115,000	0.11
Indo Energy Finance II B.V. 6.375%, 01/24/2023		200,000	169,000	0.17
Indosat Palapa Co. B.V. 7.375%, 07/29/2020		100,000	108,750	0.11
			512,750	0.51

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Israel (Cost $3,066,589)
Altice Financing S.A. 7.875%, 12/15/2019		600,000	$639,000	0.63
Altice Financing S.A. 8.000%, 12/15/2019	EUR	800,000	1,119,729	1.11
Altice Finco S.A. 9.875%, 12/15/2020		600,000	657,000	0.65
Israel Electric Corp. Ltd. 5.625%, 06/21/2018(2)		200,000	205,000	0.20
Israel Electric Corp. Ltd. 7.250%, 01/15/2019		200,000	217,500	0.22
Israel Electric Corp. Ltd. 6.875%, 06/21/2023(2)		200,000	207,000	0.20
			3,045,229	3.01
Jamaica (Cost $5,563,775)
Digicel Group Ltd. 10.500%, 04/15/2018		800,000	868,000	0.86
Digicel Group Ltd. 8.250%, 09/30/2020		2,300,000	2,472,500	2.44
Digicel Ltd. 7.000%, 02/15/2020		200,000	204,000	0.20
Digicel Ltd. 6.000%, 04/15/2021(2)		2,010,000	1,969,800	1.95
			5,514,300	5.45
Kazakhstan (Cost $3,792,825)
ATF Bank JSC 9.000%, 05/11/2016		200,000	193,500	0.19
Development Bank of Kazakhstan JSC 4.125%, 12/10/2022		400,000	361,000	0.36
KazAgro National Management Holding JSC 4.625%, 05/24/2023		200,000	183,500	0.18
Kazkommertsbank JSC 7.875%, 04/07/2014		100,000	100,000	0.10
Kazkommertsbank JSC 8.000%, 11/03/2015		200,000	199,000	0.20
Kazkommertsbank JSC 7.500%, 11/29/2016		500,000	487,500	0.48
Kazkommertsbank JSC 6.875%, 02/13/2017	EUR	300,000	383,141	0.38
Kazkommertsbank JSC 8.500%, 05/11/2018		1,000,000	952,500	0.94
KazMunayGas National Co. JSC 5.750%, 04/30/2043(2)		200,000	175,980	0.17
Zhaikmunai L.P. 7.125%, 11/13/2019		700,000	733,250	0.73
			3,769,371	3.73
Kuwait (Cost $233,115)
Kuwait Projects Co. 9.375%, 07/15/2020		200,000	239,000	0.24
			239,000	0.24
Lithuania (Cost $396,727)
Bite Finance International B.V., FRN 7.703%, 02/15/2018	EUR	300,000	403,096	0.40
			403,096	0.40
Malaysia (Cost $404,162)
IOI Investment L Bhd. 4.375%, 06/27/2022		200,000	190,018	0.19
Malayan Banking Bhd., FRN 3.250%, 09/20/2022		200,000	197,408	0.19
			387,426	0.38
Mexico (Cost $10,332,631)
Alpek S.A. de C.V. 4.500%, 11/20/2022		200,000	193,000	0.19
America Movil S.A.B. de C.V. 3.125%, 07/16/2022		200,000	186,323	0.18
America Movil S.A.B. de C.V. 6.450%, 12/05/2022	MXN	4,000,000	299,608	0.30
BBVA Bancomer S.A. 6.500%, 03/10/2021		300,000	315,750	0.31
BBVA Bancomer S.A. 6.750%, 09/30/2022		350,000	371,875	0.37
Cemex Espana Luxembourg 9.875%, 04/30/2019		600,000	667,500	0.66
Cemex Espana Luxembourg 9.250%, 05/12/2020		950,000	1,037,875	1.03
Cemex Finance LLC 9.375%, 10/12/2022		2,000,000	2,240,000	2.21
Cemex S.A.B. de C.V. 9.000%, 01/11/2018(3)		750,000	815,625	0.81
Cemex S.A.B. de C.V. 9.500%, 06/15/2018(3)		200,000	223,500	0.22
Cemex S.A.B. de C.V. 5.875%, 03/25/2019(3)		400,000	400,000	0.39
Comision Federal de Electricidad 4.875%, 05/26/2021		200,000	209,000	0.21
Corp. GEO S.A.B. de C.V. 9.250%, 06/30/2020(5)		100,000	26,000	0.02
Corp. GEO S.A.B. de C.V. 8.875%, 03/27/2022		200,000	52,000	0.05
Desarrolladora Homex S.A.B. de C.V. 9.750%, 03/25/2020		100,000	27,500	0.03

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Mexico - (continued)
Desarrolladora Homex S.A.B. de C.V. 9.500%, 12/11/2019(5)		100,000	$27,500	0.03
Empresas ICA S.A.B. de C.V. 8.375%, 07/24/2017		350,000	334,425	0.33
Fomento Economico Mexicano S.A.B. de C.V. 2.875%, 05/10/2023		200,000	182,055	0.18
Grupo Televisa S.A.B. 6.625%, 03/18/2025		270,000	311,046	0.31
Mexichem S.A.B. de C.V. 4.875%, 09/19/2022		600,000	591,000	0.58
Mexichem S.A.B. de C.V. 6.750%, 09/19/2042		200,000	191,500	0.19
Petroleos Mexicanos 7.650%, 11/24/2021	MXN	2,800,000	232,808	0.23
RDS Ultra-Deepwater Ltd. 11.875%, 03/15/2017		100,000	107,750	0.11
Urbi Desarrollos Urbanos S.A.B. de C.V. 8.500%, 04/19/2016(5)		100,000	19,000	0.02
Urbi Desarrollos Urbanos S.A.B. de C.V. 9.500%, 01/21/2020(3)		500,000	95,000	0.09
Urbi Desarrollos Urbanos S.A.B. de C.V. 9.750%, 02/03/2022(3)		850,000	161,500	0.16
			9,319,140	9.21
Mongolia (Cost $1,212,123)
Mongolian Mining Corp. 8.875%, 03/29/2017		950,000	584,250	0.58
Trade & Development Bank of Mongolia LLC 8.500%, 10/25/2013		100,000	99,283	0.10
Trade & Development Bank of Mongolia LLC 8.500%, 09/20/2015		200,000	187,017	0.18
			870,550	0.86
Nigeria (Cost $1,721,751)
Afren PLC 11.500%, 02/01/2016		400,000	463,000	0.46
Afren PLC 10.250%, 04/08/2019		200,000	230,500	0.23
Frigoglass Finance B.V. 8.250%, 05/15/2018	EUR	200,000	278,043	0.27
Sea Trucks Group 9.000%, 03/26/2018(2)		800,000	796,000	0.79
			1,767,543	1.75
Panama (Cost $200,000)
Sable International Finance Ltd. 8.750%, 02/01/2020		200,000	223,000	0.22
			223,000	0.22
Paraguay (Cost $576,318)
Banco Bilbao Vizcaya Argentaria Paraguay S.A. 9.750%, 02/11/2016		150,000	161,625	0.16
Telefonica Celular del Paraguay S.A. 6.750%, 12/13/2022		400,000	417,000	0.41
			578,625	0.57
Peru (Cost $1,749,531)
Ajecorp B.V. 6.500%, 05/14/2022		350,000	357,875	0.35
Alicorp S.A.A. 3.875%, 03/20/2023		150,000	138,000	0.14
Banco Internacional del Peru S.A.A. 5.750%, 10/07/2020		200,000	204,000	0.20
BBVA Banco Continental S.A. 5.000%, 08/26/2022		100,000	98,000	0.10
Corp. Azucarera del Peru S.A. 6.375%, 08/02/2022		500,000	493,750	0.49
Southern Copper Corp. 3.500%, 11/08/2022		100,000	90,416	0.09
Southern Copper Corp. 6.750%, 04/16/2040		100,000	95,651	0.09
Transportadora de Gas del Peru S.A. 4.250%, 04/30/2028(2)		200,000	182,000	0.18
			1,659,692	1.64
Philippines (Cost $699,659)
JGSH Philippines Ltd. 4.375%, 01/23/2023		200,000	193,500	0.19
Petron Corp. 7.000%, 11/10/2017	PHP	20,000,000	460,111	0.46
			653,611	0.65

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Poland (Cost $3,162,480)
Eileme 1 AB 14.250%, 08/15/2020		400,000	$436,000	0.43
Eileme 2 AB 11.625%, 01/31/2020		500,000	585,000	0.58
Eileme 2 AB 11.750%, 01/31/2020	EUR	700,000	1,089,557	1.08
Koleje Mazowieckie Finance AB 6.750%, 03/09/2016	EUR	125,000	173,777	0.17
PKO Finance AB 4.630%, 09/26/2022		200,000	194,300	0.19
Polish Television Holding B.V. 11.250%, 05/15/2017(3)	EUR	500,000	690,119	0.68
			3,168,753	3.13
Qatar (Cost $741,903)
CBQ Finance Ltd. 7.500%, 11/18/2019		100,000	116,500	0.12
Nakilat, Inc. 6.267%, 12/31/2033		93,759	102,431	0.10
Qtel International Finance Ltd. 6.500%, 06/10/2014		200,000	208,000	0.21
Ras Laffan Liquefied Natural Gas Co. Ltd. III 5.838%, 09/30/2027		250,000	267,500	0.26
			694,431	0.69
Russian Federation (Cost $10,936,030)
Alfa Bank OJSC Via Alfa Bond Issuance PLC 7.500%, 09/26/2019		600,000	628,500	0.62
Alfa Bank OJSC Via Alfa Bond Issuance PLC 7.750%, 04/28/2021		400,000	429,500	0.42
Brunswick Rail Finance Ltd. 6.500%, 11/01/2017		800,000	792,000	0.78
CEDC Finance Corp. International, Inc., FRN 8.000%, 04/30/2018		165,127	145,459	0.14
CEDC Finance Corp. International, Inc. 10.000%, 04/30/2018		71,085	55,652	0.06
Credit Bank of Moscow Via CBOM Finance PLC 7.700%, 02/01/2018		400,000	414,080	0.41
Evraz Group S.A. 6.500%, 04/22/2020		200,000	181,000	0.18
Far East Capital Ltd. S.A. 8.000%, 05/02/2018		200,000	188,000	0.19
Far East Capital Ltd. S.A. 8.750%, 05/02/2020		300,000	282,000	0.28
Gazprom Neft OAO Via GPN Capital S.A. 4.375%, 09/19/2022		200,000	185,040	0.18
Lukoil International Finance B.V. 4.563%, 04/24/2023(2)		200,000	187,250	0.19
Metalloinvest Finance Ltd. 5.625%, 04/17/2020(2)		500,000	467,500	0.46
Novatek OAO via Novatek Finance Ltd. 4.422%, 12/13/2022		200,000	183,000	0.18
Phosagro OAO via Phosagro Bond Funding Ltd. 4.204%, 02/13/2018		400,000	388,000	0.38
Promsvyazbank OJSC Via PSB Finance S.A. 10.200%, 11/06/2019		900,000	959,805	0.95
Rosneft Finance S.A. 7.250%, 02/02/2020		100,000	114,250	0.11
Rosneft Oil Co. via Rosneft International Finance Ltd. 4.199%, 03/06/2022		200,000	184,500	0.18
Russian Standard Bank Via Russian Standard Finance S.A. 9.250%, 07/11/2017		400,000	426,000	0.42
Russian Standard Bank Via Russian Standard Finance S.A. 10.750%, 04/10/2018		800,000	850,000	0.84
Sberbank of Russia Via SB Capital S.A. 4.950%, 02/07/2017		200,000	209,240	0.21
Severstal OAO Via Steel Capital S.A. 5.900%, 10/17/2022		200,000	184,500	0.18
Tinkoff Credit Systems Via TCS Finance Ltd. 11.500%, 04/21/2014		200,000	210,126	0.21

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Russian Federation - (continued)
Tinkoff Credit Systems Via TCS Finance Ltd. 10.750%, 09/18/2015		800,000	$862,200	0.85
Tinkoff Credit Systems Via TCS Finance Ltd. 14.000%, 06/06/2018		200,000	227,750	0.23
TMK OAO Via TMK Capital S.A. 7.750%, 01/27/2018		200,000	207,500	0.21
TNK-BP Finance S.A. 7.875%, 03/13/2018		100,000	116,000	0.11
Uralkali OJSC via Uralkali Finance Ltd. 3.723%, 04/30/2018(2)		200,000	184,000	0.18
VEB-Leasing Via VEB Leasing Investment Ltd. 5.125%, 05/27/2016		200,000	209,000	0.21
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 7.748%, 02/02/2021		700,000	747,250	0.74
VimpelCom Holdings B.V. 9.000%, 02/13/2018	RUB	6,000,000	182,941	0.18
VTB Bank OJSC Via VTB Capital S.A. 6.465%, 03/04/2015		100,000	106,000	0.11
VTB Bank OJSC Via VTB Capital S.A. 6.950%, 10/17/2022		200,000	201,500	0.20
			10,709,543	10.59
Saudi Arabia (Cost $419,909)
Saudi Electricity Global Sukuk Co. 2.665%, 04/03/2017		200,000	204,500	0.20
Saudi Electricity Global Sukuk Co. 4.211%, 04/03/2022		200,000	201,750	0.20
			406,250	0.40
Singapore (Cost $408,872)
MMI International Ltd. 8.000%, 03/01/2017		400,000	402,000	0.40
			402,000	0.40
South Africa (Cost $3,465,512)
Edcon Holdings Pty Ltd., FRN 5.709%, 06/15/2015	EUR	600,000	714,398	0.71
Edcon Pty Ltd. 9.500%, 03/01/2018	EUR	910,000	1,115,764	1.10
Edcon Pty Ltd. 9.500%, 03/01/2018		350,000	324,625	0.32
Foodcorp Pty Ltd. 8.750%, 03/01/2018	EUR	200,000	288,021	0.29
Myriad International Holdings B.V. 6.000%, 07/18/2020(2)(3)		200,000	206,500	0.20
Sappi Papier Holding GmbH 8.375%, 06/15/2019		200,000	211,500	0.21
Sappi Papier Holding GmbH 6.625%, 04/15/2021		200,000	193,500	0.19
Standard Bank PLC 8.125%, 12/02/2019		300,000	327,000	0.32
			3,381,308	3.34
South Korea (Cost $1,243,226)
Korea Gas Corp. 2.875%, 07/29/2018(2)		500,000	499,163	0.49
Korea Hydro & Nuclear Power Co. Ltd. 6.250%, 06/17/2014		100,000	104,207	0.10
Lotte Shopping Co. Ltd. 3.875%, 04/07/2016		200,000	208,623	0.21
Shinhan Bank 1.875%, 07/30/2018		200,000	190,895	0.19
Woori Bank Co. Ltd. 5.875%, 04/13/2021		200,000	218,872	0.22
			1,221,760	1.21
Taiwan (Cost $102,228)
Cathay United Bank Co. Ltd., FRN 5.500%, 10/05/2020		100,000	101,750	0.10
			101,750	0.10
Thailand (Cost $423,968)
PTT Global Chemical PCL 4.250%, 09/19/2022		200,000	194,921	0.19
Siam Commercial Bank Ltd. 3.900%, 11/14/2016		200,000	209,950	0.21
			404,871	0.40
Turkey (Cost $1,630,386)
Akbank T.A.S. 5.000%, 10/24/2022		200,000	181,000	0.18

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Turkey - (continued)
Anadolu Efes Biracilik Ve Malt Sanayii A.S. 3.375%, 11/01/2022		200,000	$171,000	0.17
KOC Holding A.S. 3.500%, 04/24/2020(2)		200,000	172,500	0.17
Turkiye Halk Bankasi A.S. 3.875%, 02/05/2020		200,000	175,000	0.17
Turkiye Is Bankasi 3.750%, 10/10/2018(2)		200,000	186,000	0.18
Turkiye Sise ve Cam Fabrikalari A.S. 4.250%, 05/09/2020		400,000	354,600	0.35
Yapi ve Kredi Bankasi A.S. 4.000%, 01/22/2020		200,000	175,500	0.18
Yuksel Insaat A.S. 9.500%, 11/10/2015		100,000	57,250	0.06
			1,472,850	1.46
Ukraine (Cost $4,202,953)
Avangardco Investments Public Ltd. 10.000%, 10/29/2015		200,000	199,520	0.20
DTEK Finance PLC 7.875%, 04/04/2018(2)		400,000	386,500	0.38
Ferrexpo Finance PLC 7.875%, 04/07/2016		500,000	468,325	0.46
Metinvest B.V. 10.250%, 05/20/2015		500,000	515,100	0.51
Metinvest B.V. 8.750%, 02/14/2018		250,000	240,675	0.24
MHP S.A. 10.250%, 04/29/2015		100,000	105,501	0.10
MHP S.A. 8.250%, 04/02/2020(2)		800,000	734,000	0.73
Mriya Agro Holding PLC 9.450%, 04/19/2018(2)		300,000	279,000	0.28
NTRP Via Interpipe Ltd. 10.250%, 08/02/2017		200,000	172,000	0.17
Privatbank CJSC Via UK SPV Credit Finance PLC 9.375%, 09/23/2015		200,000	189,000	0.19
Ukrlandfarming PLC 10.875%, 03/26/2018		800,000	764,000	0.75
			4,053,621	4.01
United Arab Emirates (Cost $10,606,019)
Abu Dhabi National Energy Co. 3.625%, 01/12/2023		200,000	185,000	0.18
Anka a Sukuk Ltd. 10.000%, 08/25/2016	AED	4,600,000	1,308,739	1.29
Dana Gas Sukuk Ltd. 7.000%, 10/31/2017		677,200	650,342	0.64
Dana Gas Sukuk Ltd. 9.000%, 10/31/2017		677,200	667,299	0.66
DP World Ltd. 6.850%, 07/02/2037		450,000	454,500	0.45
DP World Sukuk Ltd. 6.250%, 07/02/2017		200,000	219,000	0.22
Dubai Electricity & Water Authority 6.375%, 10/21/2016		200,000	223,000	0.22
Dubai Holding Commercial Operations MTN Ltd. 4.750%, 01/30/2014	EUR	2,450,000	3,267,506	3.23
Dubai Holding Commercial Operations MTN Ltd. 6.000%, 02/01/2017	GBP	1,300,000	2,012,234	1.99
Emirates NBD PJSC 4.625%, 03/28/2017		200,000	208,000	0.20
Jafz Sukuk Ltd. 7.000%, 06/19/2019		400,000	443,000	0.44
MAF Global Securities Ltd. 5.250%, 07/05/2019		400,000	419,000	0.41
MAF Sukuk Ltd. 5.850%, 02/07/2017		200,000	219,000	0.22
Pyrus Ltd. 7.500%, 12/20/2015		300,000	411,450	0.41
			10,688,070	10.56
Total Debt Securities (Cost $100,501,949)			95,980,490	94.88

	Currency(1)	Shares	Value	%of Net Assets
Equity Securities

China (Cost $ —)
Emerald Plantation Holdings Ltd.		78,275	$16,438	0.02
			16,438	0.02

Kazakhstan (Cost $214,500)

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
BTA Bank JSC GDR (Registered)		7,399	$6,274	—
			6,274	—
Total Equity Securities (Cost $214,500)			22,712	0.02

	Currency(1)	Number of Warrants	Value	% of Net Assets
Warrants

China (Cost $3,926)
Far East Energy Bermuda Ltd., Exp. 08/23/2014, Strike Price $11.92		186,955	23,556	0.02
Total Warrants (Cost $3,926)			23,556	0.02

Total Investments (Total Cost $100,720,375)			96,026,758	94.92

Other Assets Less Liabilities			5,140,236	5.08

Net Assets			$101,166,994	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(3)	Security determined to be illiquid by the Investment Manager.
(4)	Security has been deemed worthless and is a Level 3 investment.
(5)	Issuer has defaulted on terms of debt obligation.

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

At July 31, 2013, the Ashmore Emerging Markets Corporate Debt Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/02/2013	Barclays Wholesale GTS	Brazilian Real	447,880	United States Dollar	200,000	$(3,677)
08/02/2013	Barclays Wholesale GTS	Brazilian Real	446,604	United States Dollar	200,000	(4,237)
08/02/2013	Chase Manhattan Bank London	Brazilian Real	87,818	United States Dollar	40,000	(1,506)
08/02/2013	Deutsche Bank London	Brazilian Real	892,888	United States Dollar	400,000	(8,614)
08/02/2013	Union Bank of Switzerland - London	Brazilian Real	225,000	United States Dollar	100,067	(1,441)
08/02/2013	Citibank London	United States Dollar	96,327	Brazilian Real	216,625	1,372
08/02/2013	Goldman Sachs International Ltd. London	United States Dollar	632,589	Brazilian Real	1,280,961	71,096
08/02/2013	Union Bank of Switzerland - London	United States Dollar	296,164	Brazilian Real	602,604	32,020
08/07/2013	Union Bank of Switzerland - London	Chilean Peso	52,255,500	United States Dollar	102,189	(608)
08/07/2013	Deutsche Bank London	United States Dollar	105,428	Chilean Peso	52,255,500	3,847
08/19/2013	Union Bank of Switzerland - London	Chilean Peso	52,815,000	United States Dollar	105,000	(2,526)
08/23/2013	Deutsche Bank London	Mexican Peso	1,049,212	United States Dollar	80,000	1,949
08/23/2013	Barclays Wholesale GTS	United States Dollar	612,694	Mexican Peso	7,897,630	(4,148)
09/04/2013	Citibank London	Brazilian Real	216,625	United States Dollar	95,704	(1,494)
09/04/2013	Union Bank of Switzerland - London	United States Dollar	99,434	Brazilian Real	225,000	1,582
09/13/2013	Goldman Sachs International Ltd. London	Mexican Peso	2,981,263	United States Dollar	235,100	(2,701)
09/13/2013	Goldman Sachs International Ltd. London	Mexican Peso	3,979,655	United States Dollar	314,700	(4,473)
10/21/2013	Deutsche Bank London	Euro	40,371	United States Dollar	53,248	475
10/21/2013	Barclays Wholesale GTS	United States Dollar	2,025,483	British Pound	1,332,963	(1,191)
10/21/2013	Deutsche Bank London	United States Dollar	542,489	Euro	408,319	(884)
10/21/2013	Deutsche Bank London	United States Dollar	272,048	Euro	206,255	(2,427)
10/21/2013	Deutsche Bank London	United States Dollar	9,860,388	Euro	7,534,301	(165,918)
10/21/2013	HSBC Bank PLC	United States Dollar	549,772	Euro	414,222	(1,456)
10/25/2013	Union Bank of Switzerland - London	United States Dollar	101,024	Chilean Peso	52,255,500	593

Total						$(94,367)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

Following is a summary of the inputs used in valuing the Ashmore Emerging Markets Corporate Debt Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stock	$—	$22,712	$—	$22,712
Corporate Bonds	—	90,966,438	—	90,966,438
Corporate Convertible Bonds	—	685,533	—	685,533
Government Bonds	—	110,000	—	110,000
Financial Certificates	—	3,913,631	—	3,913,631
Index Linked Corporate Bonds	—	304,888	—	304,888
Warrants	—	23,556	—	23,556

Total Investments	$—	$96,026,758	$—	$96,026,758

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$112,934	$—	$112,934
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(207,301)	—	(207,301)

Total Other Financial Instruments	$—	$(94,367)	$—	$(94,367)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2013 there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

At July 31, 2013, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$100,743,705

Gross tax appreciation of investments	$730,290
Gross tax depreciation of investments	(5,447,237)

Net tax depreciation of investments	$(4,716,947)

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Brazil (Cost $9,744,889)
Brazil (Fed Rep of) 8.500%, 01/05/2024	BRL	2,560,000	$1,046,398	1.19
Brazil Letras do Tesouro Nacional 8.660%, 01/01/2017(2)	BRL	7,200,000	2,217,632	2.52
Brazil Notas do Tesouro Nacional Serie B 6.000%, 08/15/2020	BRL	1,960,000	2,087,890	2.38
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2021	BRL	4,300,000	1,808,936	2.06
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2023	BRL	3,570,000	1,482,946	1.69
			8,643,802	9.84
Chile (Cost $231,841)
Bonos de la Tesoreria de la Republica en pesos 6.000%, 01/01/2020	CLP	20,000,000	40,662	0.05
Chile (Rep of) 5.500%, 08/05/2020	CLP	81,000,000	159,998	0.18
			200,660	0.23
Colombia (Cost $2,831,215)
Colombia (Rep of) 12.000%, 10/22/2015	COP	1,036,000,000	625,783	0.71
Colombia (Rep of) 7.750%, 04/14/2021	COP	1,450,000,000	892,461	1.02
Colombia (Rep of) 4.375%, 03/21/2023	COP	369,000,000	178,195	0.20
Colombian TES 8.000%, 10/28/2015	COP	403,500,000	225,819	0.26
Colombian TES 7.000%, 05/04/2022	COP	391,000,000	205,060	0.23
Colombian TES 7.500%, 08/26/2026	COP	1,095,000,000	571,671	0.65
			2,698,989	3.07
Ghana (Cost $171,626)
Ghana (Rep of) 21.000%, 10/26/2015(3)	GHS	320,000	156,098	0.18
			156,098	0.18
Hungary (Cost $3,779,679)
Hungary (Rep of) 7.750%, 08/24/2015	HUF	164,290,000	776,696	0.88
Hungary (Rep of) 5.500%, 12/22/2016	HUF	133,700,000	602,945	0.69
Hungary (Rep of) 6.750%, 11/24/2017	HUF	298,260,000	1,395,668	1.59
Hungary (Rep of) 7.000%, 06/24/2022	HUF	235,000,000	1,088,215	1.24
			3,863,524	4.40
India (Cost $654,586)
India (Rep of) 8.070%, 07/03/2017	INR	35,000,000	561,784	0.64
			561,784	0.64
Indonesia (Cost $1,003,358)
Indonesia (Rep of) 6.625%, 05/15/2033	IDR	1,100,000,000	90,120	0.10
Indonesia (Rep of) 8.375%, 03/15/2034	IDR	3,800,000,000	368,353	0.42
Indonesia Treasury Bond 6.125%, 05/15/2028	IDR	5,100,000,000	412,431	0.47
			870,904	0.99
Malaysia (Cost $4,339,820)
Malaysia (Rep of) 4.012%, 09/15/2017	MYR	2,170,000	674,363	0.77
Malaysia (Rep of) 3.314%, 10/31/2017	MYR	1,350,000	408,840	0.46
Malaysia (Rep of) 3.580%, 09/28/2018	MYR	1,600,000	485,668	0.55
Malaysia (Rep of) 4.378%, 11/29/2019	MYR	2,359,000	742,066	0.84
Malaysia (Rep of) 3.492%, 03/31/2020	MYR	2,400,000	716,866	0.82
Malaysia (Rep of) 4.160%, 07/15/2021	MYR	1,250,000	386,038	0.44
Malaysia (Rep of) 3.480%, 03/15/2023	MYR	1,200,000	351,634	0.40
Malaysia (Rep of) 4.392%, 04/15/2026	MYR	400,000	126,321	0.14
Malaysia (Rep of) 4.498%, 04/15/2030	MYR	535,000	172,674	0.20
			4,064,470	4.62

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Mexico (Cost $3,734,763)
Mexican Bonos 10.000%, 11/20/2036	MXN	10,050,000	$1,042,545	1.19
Mexican Bonos 8.500%, 11/18/2038	MXN	9,700,000	877,422	1.00
Mexican Bonos 7.750%, 11/13/2042	MXN	14,300,000	1,196,988	1.36
Mexican Udibonos 4.000%, 11/15/2040	MXN	930,000	391,072	0.44
			3,508,027	3.99
Nigeria (Cost $2,286,676)
Nigeria (Rep of) 16.000%, 06/29/2019	NGN	78,000,000	528,127	0.60
Nigeria (Rep of) 16.390%, 01/27/2022	NGN	79,500,000	559,371	0.63
Nigeria Treasury Bill 10.680%, 09/26/2013(2)	NGN	73,000,000	445,268	0.51
Nigeria Treasury Bill 10.340%, 03/20/2014(2)	NGN	20,000,000	113,744	0.13
Nigeria Treasury Bill 10.430%, 04/10/2014(2)	NGN	30,000,000	169,961	0.19
Nigeria Treasury Bill 10.910%, 04/24/2014(2)	NGN	60,000,000	340,386	0.39
			2,156,857	2.45
Peru (Cost $1,063,203)
Peru (Rep of) 8.600%, 08/12/2017	PEN	710,000	293,675	0.34
Peru (Rep of) 7.840%, 08/12/2020	PEN	999,000	414,535	0.47
Peru (Rep of) 8.200%, 08/12/2026	PEN	387,000	173,596	0.20
Peru (Rep of) 6.950%, 08/12/2031	PEN	530,000	204,001	0.23
			1,085,807	1.24
Philippines (Cost $520,372)
Philippines (Rep of) 6.250%, 01/14/2036	PHP	20,000,000	522,680	0.59
			522,680	0.59
Poland (Cost $3,562,677)
Poland (Rep of) 3.000%, 08/24/2016	PLN	3,440,000	1,428,667	1.63
Poland (Rep of) 5.750%, 10/25/2021	PLN	530,000	185,961	0.21
Poland (Rep of) 5.750%, 09/23/2022	PLN	2,810,000	988,494	1.12
Poland (Rep of) 2.750%, 08/25/2023	PLN	800,000	303,382	0.34
Poland (Rep of) 4.000%, 10/25/2023	PLN	2,000,000	621,363	0.71
Poland (Rep of) 5.750%, 04/25/2029	PLN	400,000	145,798	0.17
			3,673,665	4.18
Romania (Cost $1,361,918)
Romania (Rep of) 5.850%, 07/28/2014	RON	1,520,000	463,767	0.53
Romania (Rep of) 5.800%, 10/26/2015	RON	1,460,000	450,540	0.51
Romania (Rep of) 5.900%, 07/26/2017	RON	760,000	238,066	0.27
Romania (Rep of) 5.600%, 11/28/2018	RON	170,000	52,727	0.06
Romania (Rep of) 5.750%, 04/29/2020	RON	400,000	124,166	0.14
Romania (Rep of) 5.850%, 04/26/2023	RON	270,000	85,697	0.10
			1,414,963	1.61
Russian Federation (Cost $12,933,673)
Russian Federal Bond - OFZ 6.900%, 08/03/2016	RUB	14,970,000	461,433	0.52
Russian Federal Bond - OFZ 7.400%, 04/19/2017	RUB	84,513,000	2,649,885	3.02
Russian Federal Bond - OFZ 7.400%, 06/14/2017	RUB	45,572,000	1,430,973	1.63
Russian Federal Bond - OFZ 6.200%, 01/31/2018	RUB	35,470,000	1,066,438	1.21
Russian Federal Bond - OFZ 7.500%, 03/15/2018	RUB	18,634,000	589,587	0.67
Russian Federal Bond - OFZ 7.500%, 02/27/2019	RUB	69,347,000	2,184,878	2.49
Russian Federal Bond - OFZ 6.800%, 12/11/2019	RUB	49,655,000	1,503,442	1.71
Russian Federal Bond - OFZ 7.600%, 04/14/2021	RUB	43,200,000	1,357,802	1.55
Russian Federal Bond - OFZ 7.600%, 07/20/2022	RUB	4,023,000	125,103	0.14
Russian Federal Bond - OFZ 7.000%, 01/25/2023	RUB	5,520,000	163,198	0.19
Russian Federal Bond - OFZ 8.150%, 02/03/2027	RUB	20,899,000	659,401	0.75
Russian Federal Bond - OFZ 7.050%, 01/19/2028	RUB	9,337,000	264,149	0.30
			12,456,289	14.18

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Singapore (Cost $698,598)
Singapore (Rep of) 2.750%, 07/01/2023	SGD	870,000	$700,319	0.80
			700,319	0.80
South Africa (Cost $10,370,988)
South Africa (Rep of) 8.250%, 09/15/2017	ZAR	20,050,000	2,130,924	2.43
South Africa (Rep of) 8.000%, 12/21/2018	ZAR	16,410,000	1,732,452	1.97
South Africa (Rep of) 7.750%, 02/28/2023	ZAR	18,670,000	1,882,424	2.14
South Africa (Rep of) 10.500%, 12/21/2026	ZAR	6,500,000	781,937	0.89
South Africa (Rep of) 7.000%, 02/28/2031	ZAR	19,550,000	1,675,012	1.91
South Africa (Rep of) 6.250%, 03/31/2036	ZAR	3,910,000	293,594	0.33
South Africa (Rep of) 6.500%, 02/28/2041	ZAR	4,120,000	307,771	0.35
South Africa (Rep of) 8.750%, 02/28/2048	ZAR	2,700,000	260,774	0.30
			9,064,888	10.32
Thailand (Cost $4,151,352)
Thailand (Rep of) 3.625%, 05/22/2015	THB	2,500,000	80,966	0.09
Thailand (Rep of) 3.250%, 06/16/2017	THB	8,000,000	255,443	0.29
Thailand (Rep of) 3.450%, 03/08/2019	THB	2,500,000	79,370	0.09
Thailand (Rep of) 3.875%, 06/13/2019	THB	24,000,000	777,321	0.88
Thailand (Rep of) 1.200%, 07/14/2021	THB	15,000,000	492,734	0.56
Thailand (Rep of) 3.650%, 12/17/2021	THB	32,000,000	1,006,178	1.15
Thailand (Rep of) 5.500%, 03/13/2023	THB	1,700,000	60,972	0.07
Thailand (Rep of) 3.625%, 06/16/2023	THB	11,185,000	347,314	0.40
Thailand (Rep of) 4.750%, 12/20/2024	THB	5,280,000	179,151	0.20
Thailand (Rep of) 3.580%, 12/17/2027	THB	10,600,000	315,589	0.36
Thailand (Rep of) 1.250%, 03/12/2028	THB	9,000,000	278,593	0.32
Thailand (Rep of) 5.670%, 03/13/2028	THB	1,000,000	36,759	0.04
			3,910,390	4.45
Turkey (Cost $5,338,771)
Turkey (Rep of) 9.000%, 05/21/2014	TRY	847,000	624,695	0.71
Turkey (Rep of) 4.000%, 04/01/2020	TRY	841,000	579,625	0.66
Turkey (Rep of) 9.500%, 01/12/2022	TRY	960,000	500,840	0.57
Turkey (Rep of) 3.000%, 02/23/2022	TRY	3,670,000	2,059,296	2.34
Turkey (Rep of) 8.500%, 09/14/2022	TRY	1,510,000	737,080	0.84
Turkey (Rep of) 7.100%, 03/08/2023	TRY	430,000	193,239	0.22
			4,694,775	5.34
Uruguay (Cost $1,432,462)
Uruguay (Rep of) 5.000%, 09/14/2018	UYU	6,200,000	536,405	0.61
Uruguay (Rep of) 4.250%, 04/05/2027	UYU	1,929,000	158,482	0.18
Uruguay (Rep of) 4.375%, 12/15/2028	UYU	5,200,000	305,797	0.35
Uruguay (Rep of) 3.700%, 06/26/2037	UYU	2,570,000	192,448	0.22
Uruguay Notas del Tesoro 9.000%, 01/27/2014	UYU	1,800,000	84,408	0.09
Uruguay Notas del Tesoro 3.250%, 01/27/2019	UYU	700,000	88,024	0.10
			1,365,564	1.55
Total Debt Securities (Cost $70,212,467)			65,614,455	74.67

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

	Currency(1)	Number of Contracts	Value	% of Net Assets
Purchased Options

United States (Cost $207,038)
Euro Volatility Quoted American Style Options, Exp. 09/11/2013, Strike Price $1.27	EUR	3,800,000	$6,391	0.01
Euro Volatility Quoted American Style Options, Exp. 11/08/2013, Strike Price $1.26	EUR	3,000,000	15,571	0.02
Euro Volatility Quoted American Style Options, Exp. 10/04/2013, Strike Price $1.28	EUR	3,000,000	13,879	0.01
Total Purchased Options (Cost $207,038)			35,841	0.04

Total Investments in Securities (Cost $70,419,505)			65,650,296	74.71

	Currency(1)	Par	Value	% of Net Assets
Fully Funded Total Return Swaps

India (Cost $1,076,724)
India (Rep of), Issued by HSBC 7.490%, 04/16/2017	INR	4,960,000	$78,072	0.09
India (Rep of), Issued by HSBC 8.070%, 07/03/2017	INR	22,660,000	363,715	0.41
India (Rep of), Issued by HSBC 8.070%, 07/03/2017	INR	11,000,000	176,561	0.20
India (Rep of), Issued by HSBC 7.830%, 04/11/2018	INR	15,440,000	243,600	0.28
			861,948	0.98
Indonesia (Cost $5,169,148)
Indonesia (Rep of), Issued by Barclays, 9.500%, 07/15/2031	IDR	2,932,000,000	319,262	0.36
Indonesia (Rep of), Issued by Credit Suisse, 9.500%, 06/15/2015	IDR	1,500,000,000	152,212	0.17
Indonesia (Rep of), Issued by Credit Suisse, 8.375%, 09/15/2026	IDR	2,100,000,000	208,044	0.24
Indonesia (Rep of), Issued by Deutsche Bank, 11.500%, 09/15/2019	IDR	10,536,000,000	1,213,974	1.38
Indonesia (Rep of), Issued by Deutsche Bank, 7.000%, 05/15/2027	IDR	2,700,000,000	239,512	0.27
Indonesia (Rep of), Issued by Deutsche Bank, 9.500%, 07/15/2031	IDR	3,200,000,000	348,444	0.40
Indonesia (Rep of), Issued by Deutsche Bank, 6.625%, 05/15/2033	IDR	1,870,000,000	153,204	0.18
Indonesia (Rep of), Issued by Deutsche Bank, 6.625%, 05/15/2033	IDR	1,000,000,000	81,927	0.09
Indonesia (Rep of), Issued by HSBC, 10.500%, 08/15/2030	IDR	2,180,000,000	256,418	0.29
Indonesia (Rep of), Issued by HSBC, 8.250%, 06/15/2032	IDR	2,200,000,000	214,101	0.25

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Indonesia - (continued)
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 09/15/2026	IDR	7,200,000,000	$713,293	0.81
Indonesia (Rep of), Issued by Standard Chartered, 10.500%, 08/15/2030	IDR	4,900,000,000	576,353	0.66
			4,476,744	5.10
Total Fully Funded Total Return Swaps (Cost $6,245,872)			5,338,692	6.08

Total Investments (Total Cost $76,665,377)			70,988,988	80.79

Other Assets Less Liabilities			16,880,652	19.21

Net Assets			$87,869,640	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Zero coupon bond reflects effective yield on the date of purchase.
(3)	Security determined to be illiquid by the Investment Manager.

Percentages shown are based on net assets.

At July 31, 2013, the Ashmore Emerging Markets Local Currency Bond Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/02/2013	Barclays Wholesale GTS	Brazilian Real	940,548	United States Dollar	420,000	$(7,716)
08/02/2013	Barclays Wholesale GTS	Brazilian Real	960,199	United States Dollar	430,000	(9,109)
08/02/2013	Deutsche Bank London	Brazilian Real	466,909	United States Dollar	205,280	(616)
08/02/2013	Deutsche Bank London	Brazilian Real	1,808,098	United States Dollar	810,000	(17,444)
08/02/2013	Goldman Sachs Intl Ltd. London	Brazilian Real	2,050,000	United States Dollar	900,665	(2,074)
08/02/2013	Union Bank of Switzerland - London	Brazilian Real	573,000	United States Dollar	254,837	(3,669)
08/02/2013	Barclays Wholesale GTS	United States Dollar	550,000	Brazilian Real	1,240,415	6,280
08/02/2013	Citibank London	United States Dollar	18,028	Brazilian Real	40,543	257
08/02/2013	Goldman Sachs Intl Ltd. London	United States Dollar	737,341	Brazilian Real	1,493,078	82,869
08/02/2013	Morgan Stanley & Co. International	United States Dollar	810,532	Brazilian Real	1,641,692	90,918
08/02/2013	Union Bank of Switzerland - London	United States Dollar	724,772	Brazilian Real	1,474,694	78,359
08/02/2013	Union Bank of Switzerland - London	United States Dollar	395,475	Brazilian Real	867,790	15,090
08/06/2013	Citibank London	Chilean Peso	260,145,000	United States Dollar	511,191	(5,405)
08/06/2013	HSBC Bank PLC	United States Dollar	518,630	Chilean Peso	260,145,000	12,845
08/07/2013	Barclays Wholesale GTS	Chilean Peso	104,848,000	United States Dollar	205,443	(1,625)
08/07/2013	Deutsche Bank London	United States Dollar	211,536	Chilean Peso	104,848,000	7,718
08/12/2013	Chase Manhattan Bank London	Malaysian Ringgit	278,971	United States Dollar	87,427	(1,510)
08/12/2013	Chase Manhattan Bank London	Malaysian Ringgit	2,900,700	United States Dollar	900,000	(6,651)
08/12/2013	Citibank London	Malaysian Ringgit	1,200,000	United States Dollar	400,000	(30,428)
08/12/2013	Citibank London	Malaysian Ringgit	1,644,379	United States Dollar	550,000	(43,569)
08/12/2013	Deutsche Bank London	Malaysian Ringgit	464,400	United States Dollar	150,000	(6,975)
08/12/2013	HSBC Bank PLC	Malaysian Ringgit	1,100,000	United States Dollar	346,784	(8,010)
08/12/2013	Standard Chartered London	Malaysian Ringgit	250,000	United States Dollar	77,916	(921)
08/12/2013	HSBC Bank PLC	United States Dollar	280,000	Malaysian Ringgit	887,320	6,726
08/15/2013	Deutsche Bank London	Thai Baht	1,000,000	United States Dollar	32,129	(209)
08/15/2013	HSBC Bank PLC	Thai Baht	713,650	United States Dollar	22,909	(130)
08/19/2013	Union Bank of Switzerland - London	Chilean Peso	245,916,700	United States Dollar	488,900	(11,762)
08/19/2013	Chase Manhattan Bank London	Indonesian Rupiah	2,000,000,000	United States Dollar	195,886	(3,088)

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/19/2013	Deutsche Bank London	Indonesian Rupiah	1,938,000,000	United States Dollar	190,000	$(3,179)
08/19/2013	Goldman Sachs Intl Ltd. London	Indonesian Rupiah	5,698,294,943	United States Dollar	549,446	(136)
08/19/2013	Union Bank of Switzerland - London	Indonesian Rupiah	3,000,000,000	United States Dollar	295,043	(5,846)
08/19/2013	Barclays Wholesale GTS	Russian Ruble	53,573,634	United States Dollar	1,640,000	(21,069)
08/19/2013	Standard Chartered London	United States Dollar	220,941	Indonesian Rupiah	2,300,000,000	(776)
08/19/2013	Citibank London	United States Dollar	723,210	Russian Ruble	23,779,008	4,637
08/19/2013	CSFB Global Foreign Exchange London	United States Dollar	1,220,000	Russian Ruble	40,003,800	11,133
08/19/2013	Union Bank of Switzerland - London	United States Dollar	1,360,000	Russian Ruble	44,689,600	9,534
08/20/2013	Deutsche Bank London	Colombian Peso	170,289,000	United States Dollar	90,100	(431)
08/20/2013	Deutsche Bank London	Colombian Peso	398,097,900	United States Dollar	210,300	(673)
08/20/2013	Deutsche Bank London	Colombian Peso	144,837,000	United States Dollar	77,000	(733)
08/20/2013	Union Bank of Switzerland - London	Colombian Peso	355,227,743	United States Dollar	188,082	(1,029)
08/20/2013	Citibank London	United States Dollar	450,088	Colombian Peso	852,737,317	1,062
08/21/2013	Barclays Wholesale GTS	United States Dollar	261,593	Russian Ruble	8,372,413	8,694
08/21/2013	CSFB Global Foreign Exchange London	United States Dollar	1,600,000	Russian Ruble	52,560,000	12,362
08/22/2013	Deutsche Bank London	Indonesian Rupiah	1,800,000,000	United States Dollar	175,012	(1,751)
08/22/2013	Standard Chartered London	Indonesian Rupiah	3,466,300,000	United States Dollar	340,000	(6,348)
08/22/2013	Standard Chartered London	Indonesian Rupiah	5,500,000,000	United States Dollar	539,586	(10,178)
08/22/2013	Union Bank of Switzerland - London	Indonesian Rupiah	1,660,022,638	United States Dollar	162,668	(2,880)
08/22/2013	Union Bank of Switzerland - London	Malaysian Ringgit	1,527,413	United States Dollar	512,322	(42,277)
08/22/2013	Deutsche Bank London	United States Dollar	190,000	Malaysian Ringgit	606,385	3,391
08/22/2013	CSFB Global Foreign Exchange London	United States Dollar	844,940	Russian Ruble	27,657,000	9,701
08/23/2013	Barclays Wholesale GTS	Mexican Peso	59,642,129	United States Dollar	4,627,008	31,326
08/23/2013	Deutsche Bank London	Mexican Peso	11,287,496	United States Dollar	880,000	1,607
08/23/2013	Deutsche Bank London	Mexican Peso	3,070,383	United States Dollar	243,865	(4,054)
08/23/2013	Goldman Sachs Intl Ltd. London	Mexican Peso	18,504,915	United States Dollar	1,424,200	21,122
08/23/2013	Morgan Stanley & Co. International	Mexican Peso	1,607,386	United States Dollar	126,928	(1,383)
08/23/2013	Morgan Stanley & Co. International	Mexican Peso	9,951,441	United States Dollar	783,478	(6,223)
08/23/2013	Barclays Wholesale GTS	Peruvian Neuevo Sol	320,516	United States Dollar	114,757	(468)
08/23/2013	Deutsche Bank London	Peruvian Neuevo Sol	970,359	United States Dollar	348,824	(2,814)
08/23/2013	Goldman Sachs Intl Ltd. London	Taiwan Dollar	73,773	United States Dollar	2,456	2
08/23/2013	Union Bank of Switzerland - London	United States Dollar	660,700	Mexican Peso	8,572,384	(8,844)
08/23/2013	Deutsche Bank London	United States Dollar	131,070	Philippine Peso	5,679,269	105
08/29/2013	Deutsche Bank London	Turkish Lira	411,470	United States Dollar	220,000	(8,698)
08/29/2013	Goldman Sachs Intl Ltd. London	Turkish Lira	2,079,108	United States Dollar	1,114,206	(46,522)
08/29/2013	HSBC Bank PLC	United States Dollar	367,491	Turkish Lira	710,764	2,492
08/30/2013	Barclays Wholesale GTS	Hungarian Forint	158,229,006	United States Dollar	693,365	7,868
08/30/2013	Citibank London	Hungarian Forint	88,094,960	United States Dollar	387,913	2,503
08/30/2013	Deutsche Bank London	Hungarian Forint	22,486,420	United States Dollar	100,000	(346)
08/30/2013	Goldman Sachs Intl Ltd. London	Hungarian Forint	94,121,840	United States Dollar	414,579	2,546
08/30/2013	Deutsche Bank London	Indian Rupee	3,041,454	United States Dollar	51,083	(1,406)
08/30/2013	Deutsche Bank London	Indian Rupee	42,883,757	United States Dollar	717,900	(17,471)
08/30/2013	Goldman Sachs Intl Ltd. London	Indian Rupee	10,222,950	United States Dollar	170,000	(3,027)
08/30/2013	Deutsche Bank London	Malaysian Ringgit	214,522	United States Dollar	70,000	(4,024)
08/30/2013	HSBC Bank PLC	Malaysian Ringgit	618,925	United States Dollar	190,000	351
08/30/2013	HSBC Bank PLC	Malaysian Ringgit	1,154,557	United States Dollar	366,177	(11,093)
08/30/2013	Barclays Wholesale GTS	Polish Zloty	17,528,540	United States Dollar	5,368,167	105,192
08/30/2013	Deutsche Bank London	Polish Zloty	1,135,062	United States Dollar	340,166	14,262
08/30/2013	Union Bank of Switzerland - London	Polish Zloty	327,163	United States Dollar	100,000	2,158
08/30/2013	Citibank London	Romanian Leu	1,514,651	United States Dollar	444,727	10,178
08/30/2013	HSBC Bank PLC	Romanian Leu	1,756,685	United States Dollar	508,963	18,634
08/30/2013	Barclays Wholesale GTS	Russian Ruble	5,750,334	United States Dollar	180,000	(6,630)
08/30/2013	Citibank London	Russian Ruble	40,861,600	United States Dollar	1,226,983	4,976
08/30/2013	Goldman Sachs Intl Ltd. London	Russian Ruble	31,185,060	United States Dollar	938,278	1,938
08/30/2013	HSBC Bank PLC	Russian Ruble	15,197,578	United States Dollar	464,183	(5,983)
08/30/2013	Standard Chartered London	Singapore Dollar	130,000	United States Dollar	102,613	(317)
08/30/2013	Deutsche Bank London	South African Rand	7,604,259	United States Dollar	740,000	27,336
08/30/2013	Deutsche Bank London	South African Rand	1,195,900	United States Dollar	121,205	(528)

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/30/2013	Goldman Sachs Intl Ltd. London	South African Rand	7,666,617	United States Dollar	770,000	$3,628
08/30/2013	HSBC Bank PLC	South African Rand	2,191,332	United States Dollar	220,000	1,124
08/30/2013	Union Bank of Switzerland - London	South African Rand	1,774,395	United States Dollar	180,000	(948)
08/30/2013	Union Bank of Switzerland - London	South African Rand	4,138,487	United States Dollar	420,000	(2,391)
08/30/2013	Deutsche Bank London	United States Dollar	440,000	Hungarian Forint	99,860,376	(2,557)
08/30/2013	Chase Manhattan Bank London	United States Dollar	1,573,756	Indian Rupee	95,550,591	13,109
08/30/2013	HSBC Bank PLC	United States Dollar	170,000	Indian Rupee	9,673,170	12,006
08/30/2013	Barclays Wholesale GTS	United States Dollar	468,064	Polish Zloty	1,499,930	(203)
08/30/2013	Barclays Wholesale GTS	United States Dollar	490,000	Polish Zloty	1,570,223	(212)
08/30/2013	Barclays Wholesale GTS	United States Dollar	565,400	Polish Zloty	1,811,847	(245)
08/30/2013	Barclays Wholesale GTS	United States Dollar	468,064	Polish Zloty	1,499,930	(295)
08/30/2013	Barclays Wholesale GTS	United States Dollar	490,000	Polish Zloty	1,570,225	(309)
08/30/2013	Goldman Sachs Intl Ltd. London	United States Dollar	750,000	Polish Zloty	2,504,792	(32,132)
08/30/2013	HSBC Bank PLC	United States Dollar	50,000	Romanian Leu	169,905	(1,029)
08/30/2013	Union Bank of Switzerland - London	United States Dollar	180,000	Romanian Leu	619,039	(5,920)
08/30/2013	Barclays Wholesale GTS	United States Dollar	1,997,781	Russian Ruble	63,842,093	72,971
08/30/2013	Barclays Wholesale GTS	United States Dollar	210,000	Russian Ruble	6,964,125	35
08/30/2013	Chase Manhattan Bank London	United States Dollar	490,000	Russian Ruble	16,317,722	(1,972)
08/30/2013	Deutsche Bank London	United States Dollar	236,785	Singapore Dollar	300,000	717
08/30/2013	HSBC Bank PLC	United States Dollar	551,639	Singapore Dollar	700,000	814
08/30/2013	CSFB Global Foreign Exchange London	United States Dollar	560,369	South African Rand	5,400,000	15,463
08/30/2013	Deutsche Bank London	United States Dollar	457,489	South African Rand	4,528,781	495
08/30/2013	Deutsche Bank London	United States Dollar	900,000	South African Rand	9,267,930	(35,215)
09/04/2013	Barclays Wholesale GTS	Brazilian Real	1,280,618	United States Dollar	564,771	(7,832)
09/04/2013	Barclays Wholesale GTS	Brazilian Real	6,757,403	United States Dollar	3,273,935	(335,152)
09/04/2013	Citibank London	Brazilian Real	40,543	United States Dollar	17,912	(280)
09/04/2013	Union Bank of Switzerland - London	Brazilian Real	2,193,032	United States Dollar	1,087,166	(133,420)
09/04/2013	Bank of America Los Angeles	United States Dollar	290,751	Brazilian Real	605,983	27,210
09/04/2013	Barclays Wholesale GTS	United States Dollar	473,082	Brazilian Real	1,080,000	3,392
09/04/2013	Union Bank of Switzerland - London	United States Dollar	253,226	Brazilian Real	573,000	4,029
09/09/2013	Chase Manhattan Bank London	Chilean Peso	72,587,000	United States Dollar	141,606	(1,209)
09/09/2013	Chase Manhattan Bank London	United States Dollar	693,249	Chilean Peso	351,200,000	13,965
09/09/2013	Deutsche Bank London	United States Dollar	32,491	Chilean Peso	16,584,834	413
09/13/2013	Goldman Sachs Intl Ltd. London	Mexican Peso	4,075,619	United States Dollar	321,400	(3,693)
09/13/2013	Goldman Sachs Intl Ltd. London	Mexican Peso	5,441,518	United States Dollar	430,300	(6,116)
09/13/2013	Goldman Sachs Intl Ltd. London	United States Dollar	337,513	Mexican Peso	4,261,332	5,328
09/18/2013	CSFB Global Foreign Exchange London	Argentine Peso	642,286	United States Dollar	100,000	10,549
09/20/2013	Citibank London	Thai Baht	33,452,968	United States Dollar	1,066,400	(795)
09/20/2013	HSBC Bank PLC	Thai Baht	30,000,000	United States Dollar	955,262	353
09/20/2013	HSBC Bank PLC	Thai Baht	8,157,500	United States Dollar	260,000	(152)
09/23/2013	Union Bank of Switzerland - London	Argentine Peso	639,000	United States Dollar	100,000	9,329
09/23/2013	Deutsche Bank London	Indonesian Rupiah	1,587,000,000	United States Dollar	150,000	544
09/23/2013	Deutsche Bank London	United States Dollar	131,000	Indonesian Rupiah	1,381,395,000	(41)
09/25/2013	Citibank London	Argentine Peso	652,150	United States Dollar	100,000	11,312
09/27/2013	Union Bank of Switzerland - London	Argentine Peso	835,900	United States Dollar	130,000	12,333
09/27/2013	Citibank London	Turkish Lira	293,937	United States Dollar	148,776	1,391
09/27/2013	Deutsche Bank London	United States Dollar	10,000	Argentine Peso	59,100	(63)
09/30/2013	Citibank London	Argentine Peso	1,047,136	United States Dollar	160,000	17,671
09/30/2013	Morgan Stanley & Co. International	Hungarian Forint	73,808,297	United States Dollar	328,205	(1,956)
09/30/2013	Morgan Stanley & Co. International	Polish Zloty	1,825,746	United States Dollar	571,143	(2,076)
09/30/2013	CSFB Global Foreign Exchange London	Romanian Leu	260,260	United States Dollar	78,325	(381)
09/30/2013	Deutsche Bank London	Russian Ruble	16,571,550	United States Dollar	500,000	(2,745)
09/30/2013	Barclays Wholesale GTS	South African Rand	5,016,939	United States Dollar	508,552	(4,476)
09/30/2013	Deutsche Bank London	South African Rand	6,768,370	United States Dollar	684,271	(4,219)
09/30/2013	Chase Manhattan Bank London	Turkish Lira	606,893	United States Dollar	311,607	(1,729)
09/30/2013	CSFB Global Foreign Exchange London	United States Dollar	1,789,655	South African Rand	18,382,798	(57,356)
10/02/2013	Morgan Stanley & Co. International	United States Dollar	2,194,357	Brazilian Real	5,031,881	18,635
10/03/2013	Citibank London	Argentine Peso	1,236,900	United States Dollar	190,000	19,153

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
10/31/2013	Union Bank of Switzerland - London	Czech Koruna	775,852	United States Dollar	39,532	$262
10/31/2013	Barclays Wholesale GTS	Polish Zloty	5,737,720	United States Dollar	1,760,000	24,781
10/31/2013	Barclays Wholesale GTS	Polish Zloty	703,662	United States Dollar	219,185	(303)
10/31/2013	Barclays Wholesale GTS	United States Dollar	238,036	Hungarian Forint	53,982,888	113
10/31/2013	Deutsche Bank London	United States Dollar	358,797	Hungarian Forint	81,447,006	(169)
10/31/2013	Barclays Wholesale GTS	United States Dollar	148,785	Polish Zloty	476,175	665
10/31/2013	Deutsche Bank London	United States Dollar	674,486	Polish Zloty	2,187,222	(5,874)
10/31/2013	Union Bank of Switzerland - London	United States Dollar	215,177	Romanian Leu	723,275	(823)
10/31/2013	CSFB Global Foreign Exchange London	United States Dollar	2,779,321	Russian Ruble	91,297,927	53,871
10/31/2013	Deutsche Bank London	United States Dollar	501,713	Russian Ruble	16,472,500	9,972
12/16/2013	HSBC Bank PLC	Chinese Offshore Yuan	1,429,680	United States Dollar	230,000	843
12/16/2013	HSBC Bank PLC	Chinese Offshore Yuan	1,242,600	United States Dollar	200,000	636
12/16/2013	HSBC Bank PLC	Chinese Offshore Yuan	1,117,440	United States Dollar	180,000	427
12/16/2013	HSBC Bank PLC	United States Dollar	125,464	Chinese Offshore Yuan	776,374	107
12/16/2013	HSBC Bank PLC	United States Dollar	430,000	Chinese Offshore Yuan	2,678,040	(2,409)
12/16/2013	HSBC Bank PLC	United States Dollar	2,270,000	Chinese Offshore Yuan	14,135,267	(12,348)
04/13/2015	HSBC Bank PLC	Chinese Offshore Yuan	7,218,720	United States Dollar	1,080,000	59,091
04/13/2015	HSBC Bank PLC	Chinese Offshore Yuan	8,846,915	United States Dollar	1,349,129	46,886
04/13/2015	HSBC Bank PLC	Chinese Offshore Yuan	22,111	United States Dollar	3,374	115
04/13/2015	HSBC Bank PLC	United States Dollar	670,000	Chinese Offshore Yuan	4,330,210	(13,293)
04/13/2015	HSBC Bank PLC	United States Dollar	670,000	Chinese Offshore Yuan	4,343,945	(15,461)
04/13/2015	HSBC Bank PLC	United States Dollar	1,130,000	Chinese Offshore Yuan	7,413,591	(39,841)
05/04/2015	Standard Chartered London	Chinese Offshore Yuan	7,307,150	United States Dollar	1,113,895	38,168
05/04/2015	Standard Chartered London	Chinese Offshore Yuan	1,413,570	United States Dollar	213,337	9,530
05/04/2015	Standard Chartered London	United States Dollar	1,340,000	Chinese Offshore Yuan	8,720,720	(34,930)
07/17/2015	Standard Chartered London	Chinese Offshore Yuan	4,780,030	United States Dollar	719,234	32,134
07/17/2015	Standard Chartered London	Chinese Offshore Yuan	125,800	United States Dollar	19,129	646
07/17/2015	Standard Chartered London	United States Dollar	740,000	Chinese Offshore Yuan	4,905,830	(31,142)

						$(21,372)

At July 31, 2013, the Ashmore Emerging Markets Local Currency Bond Fund had open futures contracts as follows:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
10-Year Korea Treasury Bond Futures	Long	09/2013	11	$(22,975)

At July 31, 2013, the Ashmore Emerging Markets Local Currency Bond Fund had the following interest rate swap contracts outstanding:

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Unrealized Gain/ (Loss)	Counterparty
Brazil CETIP Interbank Deposit Rate	11.032%	BRL	1,659,129	01/02/2017	$8,862	HSBC
Brazil CETIP Interbank Deposit Rate	10.380%	BRL	5,471,122	01/02/2017	(24,442)	HSBC
Mexico Interbank TIIE 28 Day Rate	6.320%	MXN	23,000,000	11/15/2027	(173,753)	Barclays Capital
Mexico Interbank TIIE 28 Day Rate	7.000%	MXN	6,500,000	06/29/2028	(14,608)	Barclays Capital

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Unrealized Gain/(Loss)	Counterparty
Mexico Interbank TIIE 28 Day Rate	7.130%	MXN	5,000,000	07/10/2028	$(11,339)	Barclays Capital
MYR-KLIBOR-BNM 3 Month	3.725%	MYR	1,300,000	04/09/2023	(27,461)	Barclays Capital
WIBOR Poland 6 Month	3.600%	PLN	9,150,000	12/07/2017	72,684	HSBC
WIBOR Poland 6 Month	3.865%	PLN	3,450,000	02/22/2023	(4,831)	HSBC
WIBOR Poland 6 Month	3.355%	PLN	2,000,000	04/11/2023	(30,550)	HSBC
3.250%	WIBOR Poland 6 Month	PLN	250,000	12/07/2017	619	HSBC

					$(204,819)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

Following is a summary of the inputs used in valuing the Ashmore Emerging Markets Local Currency Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Government Bonds	$—	$56,175,368	$—	$56,175,368
Index Linked Government Bonds	—	9,439,087	—	9,439,087
Fully Funded Total Return Swaps	—	5,338,692	—	5,338,692
Purchased Options		35,841	—	35,841

Total Investments	$—	$70,988,988	$—	$70,988,988

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$1,170,388	$—	$1,170,388
Interest Rate Swap Contracts	—	82,165	—	82,165
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(1,191,760)	—	(1,191,760)
Interest Rate Swap Contracts	—	(286,984)	—	(286,984)
Futures Contracts	(22,975)	—	—	(22,975)

Total Other Financial Instruments	$(22,975)	$(226,191)	$—	$(249,166)

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2013, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

At July 31, 2013, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$76,819,533

Gross tax appreciation of investments	$376,932
Gross tax depreciation of investments	(6,207,477)

Net tax depreciation of investments	$(5,830,545)

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS CURRENCY FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Mexico (Cost $2,784,092)
Mexican Bonos 8.000%, 12/19/2013	MXN	35,000,000	$2,780,714	6.12
			2,780,714	6.12
Nigeria (Cost $427,577)
Nigeria Treasury Bill 10.770%, 09/26/2013(2)	NGN	30,000,000	182,987	0.40
Nigeria Treasury Bill 11.230%, 11/21/2013(2)	NGN	30,000,000	179,456	0.40
Nigeria Treasury Bill 10.430%, 04/10/2014(2)	NGN	10,000,000	56,654	0.12
			419,097	0.92
Romania (Cost $272,465)
Romania Government Bond 5.850%, 07/28/2014	RON	900,000	274,599	0.60
			274,599	0.60
Singapore (Cost $406,050)
Singapore Government Bond 2.750%, 07/01/2023	SGD	500,000	402,482	0.88
			402,482	0.88
Turkey (Cost $1,392,382)
Turkey (Rep of) 9.000%, 03/05/2014	TRY	1,700,000	879,878	1.94
Turkiye Garanti Bankasi AS 6.790%, 11/15/2013(2)	TRY	931,107	469,253	1.03
			1,349,131	2.97
Total Debt Securities (Cost $5,282,566)			5,226,023	11.49

Short-Term Investments
ABN Amro Bank Jersey, Time Deposit 0.200%, 08/30/2013		10,000,000	10,000,000	21.99
Landesbank-Hessen Thueringen, Time Deposit 0.120%, 08/01/2013		4,500,000	4,500,000	9.90
National Bank Abu Dhabi, Time Deposit 0.100%, 08/02/2013		4,500,000	4,500,000	9.90
Riyad Bank London, Time Deposit 0.120%, 08/07/2013		4,500,000	4,500,000	9.90
Total Short-Term Investments (Cost $23,500,000)			23,500,000	51.69

	Currency(1)	Number of Contracts	Value	% of Net Assets
Purchased Options

United States (Cost $122,635)
Euro Volatility Quoted American Style Options, Exp. 09/11/2013, Strike Price $1.27	EUR	2,200,000	$3,700	0.01
Euro Volatility Quoted American Style Options, Exp. 11/08/2013, Strike Price $1.26	EUR	1,800,000	9,343	0.02
Euro Volatility Quoted American Style Options, Exp. 10/04/2013, Strike Price $1.28	EUR	1,800,000	8,327	0.02
Total Purchased Options (Cost $122,635)			21,370	0.05

ASHMORE EMERGING MARKETS CURRENCY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

	Currency(1)	Number of Contracts	Value	% of Net Assets
Total Investments (Total Cost $ 28,905,201)			$28,747,393	63.23

Other Assets Less Liabilities			16,717,068	36.77

Net Assets			$45,464,461	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Zero coupon bond reflects effective yield on the date of purchase.

Percentages shown are based on net assets.

At July 31, 2013, the Ashmore Emerging Markets Currency Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/02/2013	Barclays Wholesale GTS	Brazilian Real	356,336	United States Dollar	160,000	$(3,805)
08/02/2013	Barclays Wholesale GTS	Brazilian Real	470,274	United States Dollar	210,000	(3,862)
08/02/2013	Barclays Wholesale GTS	Brazilian Real	468,934	United States Dollar	210,000	(4,449)
08/02/2013	Citibank London	Brazilian Real	466,768	United States Dollar	207,559	(2,957)
08/02/2013	CSFB Global Foreign Exchange London	Brazilian Real	466,767	United States Dollar	207,286	(2,685)
08/02/2013	Deutsche Bank London	Brazilian Real	192,104	United States Dollar	84,460	(254)
08/02/2013	Deutsche Bank London	Brazilian Real	1,026,821	United States Dollar	460,000	(9,906)
08/02/2013	Union Bank Of Switzerland - London	Brazilian Real	650,000	United States Dollar	289,082	(4,163)
08/02/2013	Goldman Sachs Intl Ltd London	United States Dollar	655,526	Brazilian Real	1,327,408	73,674
08/02/2013	Morgan Stanley & Co. International	United States Dollar	720,597	Brazilian Real	1,459,532	80,830
08/02/2013	Union Bank Of Switzerland - London	United States Dollar	644,353	Brazilian Real	1,311,064	69,665
08/06/2013	Citibank London	Chilean Peso	183,065,000	United States Dollar	359,727	(3,803)
08/06/2013	HSBC Bank PLC	United States Dollar	364,962	Chilean Peso	183,065,000	9,039
08/12/2013	Deutsche Bank London	Chinese Yuan Renminbi	867,860	United States Dollar	140,000	1,042
08/12/2013	Goldman Sachs Intl Ltd London	Chinese Yuan Renminbi	32,598,395	United States Dollar	5,272,688	25,112
08/12/2013	Morgan Stanley & Co. International	Chinese Yuan Renminbi	310,325	United States Dollar	50,000	433
08/12/2013	Chase Manhattan Bank London	Malaysian Ringgit	916,272	United States Dollar	287,152	(4,961)
08/12/2013	Citibank London	Malaysian Ringgit	660,000	United States Dollar	220,000	(16,735)
08/12/2013	Citibank London	Malaysian Ringgit	867,036	United States Dollar	290,000	(22,973)
08/12/2013	Barclays Wholesale GTS	United States Dollar	120,000	Chinese Yuan Renminbi	743,940	(903)
08/12/2013	HSBC Bank PLC	United States Dollar	110,000	Chinese Yuan Renminbi	681,395	(738)
08/12/2013	HSBC Bank PLC	United States Dollar	230,000	Chinese Yuan Renminbi	1,424,735	(1,544)
08/12/2013	HSBC Bank PLC	United States Dollar	430,000	Chinese Yuan Renminbi	2,658,905	(2,118)
08/15/2013	Deutsche Bank London	Thai Baht	19,000,000	United States Dollar	610,442	(3,977)
08/15/2013	HSBC Bank PLC	Thai Baht	22,231,267	United States Dollar	713,639	(4,034)
08/19/2013	Union Bank Of Switzerland - London	Chilean Peso	128,114,100	United States Dollar	254,700	(6,127)
08/19/2013	Chase Manhattan Bank London	Indonesian Rupiah	2,400,000,000	United States Dollar	235,064	(3,706)
08/19/2013	Deutsche Bank London	Indonesian Rupiah	510,000,000	United States Dollar	50,000	(837)
08/19/2013	Union Bank Of Switzerland - London	Indonesian Rupiah	3,700,000,000	United States Dollar	363,887	(7,210)
08/19/2013	Barclays Wholesale GTS	Russian Ruble	33,973,524	United States Dollar	1,040,000	(13,361)
08/19/2013	CSFB Global Foreign Exchange London	United States Dollar	690,000	Russian Ruble	22,625,100	6,297
08/19/2013	Union Bank Of Switzerland - London	United States Dollar	780,000	Russian Ruble	25,630,800	5,468
08/20/2013	Deutsche Bank London	Colombian Peso	393,199,990	United States Dollar	207,187	(140)
08/20/2013	Deutsche Bank London	Colombian Peso	147,987,000	United States Dollar	78,300	(374)
08/20/2013	Deutsche Bank London	Colombian Peso	345,851,100	United States Dollar	182,700	(585)
08/20/2013	Deutsche Bank London	Colombian Peso	118,503,000	United States Dollar	63,000	(600)
08/21/2013	Barclays Wholesale GTS	United States Dollar	147,522	Russian Ruble	4,721,500	4,903
08/22/2013	Deutsche Bank London	Indonesian Rupiah	2,200,000,000	United States Dollar	213,904	(2,141)
08/22/2013	Standard Chartered London	Indonesian Rupiah	6,800,000,000	United States Dollar	667,125	(12,584)

ASHMORE EMERGING MARKETS CURRENCY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/22/2013	Union Bank Of Switzerland - London	Indonesian Rupiah	2,040,477,500	United States Dollar	199,949	$(3,541)
08/22/2013	Union Bank Of Switzerland - London	Malaysian Ringgit	2,416,095	United States Dollar	810,403	(66,874)
08/22/2013	CSFB Global Foreign Exchange London	United States Dollar	442,588	Russian Ruble	14,487,000	5,082
08/23/2013	Barclays Wholesale GTS	Mexican Peso	12,999,952	United States Dollar	1,008,530	6,828
08/23/2013	Deutsche Bank London	Mexican Peso	6,413,350	United States Dollar	500,000	913
08/23/2013	Goldman Sachs Intl Ltd London	Mexican Peso	11,745,853	United States Dollar	904,000	13,407
08/23/2013	Deutsche Bank London	Peruvian Neuevo Sol	1,009,147	United States Dollar	362,767	(2,927)
08/23/2013	Deutsche Bank London	Philippine Peso	24,934,141	United States Dollar	575,448	(462)
08/23/2013	Chase Manhattan Bank London	Taiwan Dollar	50,000,000	United States Dollar	1,665,002	776
08/23/2013	Goldman Sachs Intl Ltd London	Taiwan Dollar	36,880,782	United States Dollar	1,227,927	777
08/28/2013	HSBC Bank PLC	United States Dollar	68,853	Israeli Shekel	251,814	(1,749)
08/28/2013	Barclays Wholesale GTS	United States Dollar	152,253	Turkish Lira	298,745	(1,193)
08/29/2013	Union Bank Of Switzerland - London	Israeli Shekel	3,082,987	United States Dollar	828,488	35,879
08/29/2013	Union Bank Of Switzerland - London	Turkish Lira	298,745	United States Dollar	157,291	(3,877)
08/29/2013	Union Bank Of Switzerland - London	Turkish Lira	2,599,719	United States Dollar	1,344,335	(9,301)
08/29/2013	Union Bank Of Switzerland - London	United States Dollar	110,000	Israeli Shekel	399,330	(1,959)
08/29/2013	Deutsche Bank London	United States Dollar	40,000	Turkish Lira	74,813	1,581
08/29/2013	Goldman Sachs Intl Ltd London	United States Dollar	730,857	Turkish Lira	1,363,780	30,516
08/29/2013	HSBC Bank PLC	United States Dollar	967,186	Turkish Lira	1,870,635	6,559
08/30/2013	Barclays Wholesale GTS	Hungarian Forint	1,979,356	United States Dollar	8,674	98
08/30/2013	Deutsche Bank London	Hungarian Forint	4,497,284	United States Dollar	20,000	(69)
08/30/2013	Chase Manhattan Bank London	Indian Rupee	240,478,110	United States Dollar	3,960,769	(32,993)
08/30/2013	Deutsche Bank London	Indian Rupee	27,513,941	United States Dollar	460,600	(11,209)
08/30/2013	Barclays Wholesale GTS	Polish Zloty	1,525,938	United States Dollar	467,323	9,157
08/30/2013	Union Bank Of Switzerland - London	Polish Zloty	32,716	United States Dollar	10,000	216
08/30/2013	Citibank London	Romanian Leu	4,965,622	United States Dollar	1,457,990	33,367
08/30/2013	Barclays Wholesale GTS	Russian Ruble	1,277,852	United States Dollar	40,000	(1,473)
08/30/2013	Barclays Wholesale GTS	Russian Ruble	173,188,818	United States Dollar	5,419,518	(197,954)
08/30/2013	Deutsche Bank London	Singapore Dollar	994,461	United States Dollar	787,667	(5,132)
08/30/2013	Morgan Stanley & Co. International	Singapore Dollar	3,633,968	United States Dollar	2,897,243	(37,697)
08/30/2013	Deutsche Bank London	South African Rand	5,240,773	United States Dollar	510,000	18,839
08/30/2013	Goldman Sachs Intl Ltd London	South African Rand	5,004,345	United States Dollar	485,489	19,493
08/30/2013	Goldman Sachs Intl Ltd London	South African Rand	4,380,924	United States Dollar	440,000	2,073
08/30/2013	HSBC Bank PLC	South African Rand	1,394,484	United States Dollar	140,000	716
08/30/2013	Union Bank Of Switzerland - London	South African Rand	1,182,930	United States Dollar	120,000	(632)
08/30/2013	Union Bank Of Switzerland - London	South African Rand	2,561,920	United States Dollar	260,000	(1,480)
08/30/2013	CSFB Global Foreign Exchange London	United States Dollar	160,000	Czech Koruna	3,072,578	2,451
08/30/2013	Deutsche Bank London	United States Dollar	89,390	Czech Koruna	1,809,673	(3,402)
08/30/2013	Union Bank Of Switzerland - London	United States Dollar	100,000	Hungarian Forint	21,895,420	2,965
08/30/2013	HSBC Bank PLC	United States Dollar	440,000	Indian Rupee	25,036,440	31,075
08/30/2013	Deutsche Bank London	United States Dollar	210,000	Malaysian Ringgit	643,566	12,071
08/30/2013	Union Bank Of Switzerland - London	United States Dollar	200,000	Polish Zloty	635,428	1,585
08/30/2013	HSBC Bank PLC	United States Dollar	110,000	Romanian Leu	369,702	(1,035)
08/30/2013	HSBC Bank PLC	United States Dollar	320,000	Romanian Leu	1,087,392	(6,583)
08/30/2013	CSFB Global Foreign Exchange London	United States Dollar	330,000	Russian Ruble	10,602,496	10,340
08/30/2013	Deutsche Bank London	United States Dollar	394,642	Singapore Dollar	500,000	1,196
08/30/2013	Deutsche Bank London	United States Dollar	510,000	South African Rand	5,251,827	(19,955)
09/04/2013	Barclays Wholesale GTS	Brazilian Real	7,687,574	United States Dollar	3,724,600	(381,287)
09/04/2013	Union Bank Of Switzerland - London	Brazilian Real	1,606,443	United States Dollar	796,373	(97,733)
09/04/2013	Bank Of America Los Angeles	United States Dollar	424,813	Brazilian Real	885,395	39,756
09/04/2013	Citibank London	United States Dollar	206,215	Brazilian Real	466,768	3,219
09/04/2013	CSFB Global Foreign Exchange London	United States Dollar	205,987	Brazilian Real	466,767	2,991
09/04/2013	Union Bank Of Switzerland - London	United States Dollar	287,255	Brazilian Real	650,000	4,571
09/09/2013	Deutsche Bank London	Chilean Peso	465,734,825	United States Dollar	912,400	(11,585)
09/09/2013	Chase Manhattan Bank London	United States Dollar	556,060	Chilean Peso	281,700,000	11,201
09/13/2013	Goldman Sachs Intl Ltd London	Mexican Peso	2,514,609	United States Dollar	198,300	(2,278)
09/13/2013	Goldman Sachs Intl Ltd London	Mexican Peso	3,357,479	United States Dollar	265,500	(3,774)
09/13/2013	Goldman Sachs Intl Ltd London	United States Dollar	616,115	Mexican Peso	7,778,879	9,726
09/16/2013	Union Bank Of Switzerland - London	Argentine Peso	2,361,810	United States Dollar	410,750	(3,271)

ASHMORE EMERGING MARKETS CURRENCY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
09/18/2013	CSFB Global Foreign Exchange London	Argentine Peso	385,372	United States Dollar	60,000	$6,330
09/20/2013	Citibank London	Thai Baht	7,401,316	United States Dollar	235,936	(176)
09/20/2013	HSBC Bank PLC	Thai Baht	20,000,000	United States Dollar	636,841	235
09/23/2013	Union Bank Of Switzerland - London	Argentine Peso	383,400	United States Dollar	60,000	5,598
09/23/2013	Deutsche Bank London	Indonesian Rupiah	2,221,800,000	United States Dollar	210,000	762
09/23/2013	Deutsche Bank London	United States Dollar	340,000	Indonesian Rupiah	3,585,300,000	(105)
09/25/2013	Citibank London	Argentine Peso	456,505	United States Dollar	70,000	7,919
09/27/2013	Union Bank Of Switzerland - London	Argentine Peso	514,400	United States Dollar	80,000	7,590
09/27/2013	Deutsche Bank London	United States Dollar	100,000	Argentine Peso	591,000	(633)
09/27/2013	Union Bank Of Switzerland - London	United States Dollar	156,588	Turkish Lira	298,745	3,964
09/30/2013	Citibank London	Argentine Peso	654,460	United States Dollar	100,000	11,044
10/02/2013	Morgan Stanley & Co. International	Brazilian Real	304,564	United States Dollar	132,817	(1,128)
10/03/2013	Citibank London	Argentine Peso	846,300	United States Dollar	130,000	13,105
10/17/2013	Citibank London	Argentine Peso	2,515,800	United States Dollar	420,000	(1,382)
10/25/2013	Goldman Sachs Intl Ltd London	Chilean Peso	65,560,000	United States Dollar	126,845	(844)
10/31/2013	Union Bank Of Switzerland - London	Czech Koruna	34,123,740	United States Dollar	1,738,701	11,541
10/31/2013	Deutsche Bank London	Hungarian Forint	245,020,376	United States Dollar	1,079,385	508
10/31/2013	Barclays Wholesale GTS	Polish Zloty	3,325,269	United States Dollar	1,020,000	14,362
10/31/2013	Deutsche Bank London	Polish Zloty	5,361,854	United States Dollar	1,653,464	14,400
10/31/2013	Union Bank Of Switzerland - London	United States Dollar	194,190	Romanian Leu	652,732	(743)
10/31/2013	CSFB Global Foreign Exchange London	United States Dollar	1,243,555	Russian Ruble	40,849,541	24,104
12/16/2013	HSBC Bank PLC	United States Dollar	1,250,000	Chinese Offshore Yuan	7,783,738	(6,799)
04/13/2015	HSBC Bank PLC	Chinese Offshore Yuan	7,419,240	United States Dollar	1,110,000	60,732
04/13/2015	HSBC Bank PLC	Chinese Offshore Yuan	7,116,635	United States Dollar	1,085,266	37,716
04/13/2015	HSBC Bank PLC	United States Dollar	1,328	Chinese Offshore Yuan	8,705	(45)
04/13/2015	HSBC Bank PLC	United States Dollar	590,000	Chinese Offshore Yuan	3,813,170	(11,706)
04/13/2015	HSBC Bank PLC	United States Dollar	590,000	Chinese Offshore Yuan	3,825,265	(13,615)
04/13/2015	HSBC Bank PLC	United States Dollar	1,050,000	Chinese Offshore Yuan	6,888,735	(37,020)
05/04/2015	Standard Chartered London	Chinese Offshore Yuan	7,614,360	United States Dollar	1,160,726	39,773
05/04/2015	Standard Chartered London	United States Dollar	1,170,000	Chinese Offshore Yuan	7,614,360	(30,499)
07/17/2015	Standard Chartered London	Chinese Offshore Yuan	7,141,600	United States Dollar	1,074,571	48,009
07/17/2015	Standard Chartered London	Chinese Offshore Yuan	1,410,455	United States Dollar	214,469	7,239
07/17/2015	Standard Chartered London	United States Dollar	1,290,000	Chinese Offshore Yuan	8,552,055	(54,288)

Total						$(301,122)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

ASHMORE EMERGING MARKETS CURRENCY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

Following is a summary of the inputs used in valuing the Ashmore Emerging Markets Currency Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Corporate Bonds	$—	$469,253	$—	$469,253
Government Bonds	—	4,337,673	—	4,337,673
Short-Term Investments	—	23,919,097	—	23,919,097
Purchased Options	—	21,370	—	21,370

Total Investments	$—	$28,747,393	$—	$28,747,393

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$910,818	$—	$910,818
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(1,211,940)	—	(1,211,940)

Total Other Financial Instruments	$—	$(301,122)	$—	$(301,122)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2013 there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

At July 31, 2013, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$28,905,201

Gross tax appreciation of investments	$2,134
Gross tax depreciation of investments	(159,942)

Net tax depreciation of investments	$(157,808)

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Argentina (Cost $1,161,039)
Argentina (Rep of) 8.750%, 06/02/2017		84,000	$65,940	0.24
Argentina (Rep of) 8.280%, 12/31/2033		755,332	452,651	1.60
Argentina (Rep of) 2.500%, 12/31/2038		79,000	26,070	0.09
Argentina Boden Bonds 7.000%, 10/03/2015		599,000	549,279	1.94
			1,093,940	3.87
Azerbaijan (Cost $318,556)
State Oil Co. of the Azerbaijan Republic 5.450%, 02/09/2017		300,000	314,250	1.11
			314,250	1.11
Belarus (Cost $438,629)
Belarus (Rep of) 8.750%, 08/03/2015		170,000	170,000	0.60
Belarus (Rep of) 8.950%, 01/26/2018		280,000	278,600	0.99
			448,600	1.59
Bolivia (Cost $59,458)
Bolivian (Rep of) 4.875%, 10/29/2022		60,000	56,700	0.20
			56,700	0.20
Brazil (Cost $1,325,543)
Banco Nacional de Desenvolvimento Economico e Social 6.500%, 06/10/2019		120,000	132,000	0.46
Banco Nacional de Desenvolvimento Economico e Social 5.500%, 07/12/2020		100,000	104,250	0.37
Brazil (Fed Rep of) 5.875%, 01/15/2019		100,000	112,850	0.40
Brazil (Fed Rep of) 4.875%, 01/22/2021		250,000	265,125	0.94
Brazil (Fed Rep of) 2.625%, 01/05/2023		200,000	172,500	0.61
Brazil (Fed Rep of) 8.875%, 04/15/2024		80,000	109,400	0.39
Brazil (Fed Rep of) 10.125%, 05/15/2027		80,000	122,000	0.43
Brazil (Fed Rep of) 8.250%, 01/20/2034		150,000	195,000	0.69
			1,213,125	4.29
Chile (Cost $387,476)
Banco del Estado de Chile 3.875%, 02/08/2022		150,000	145,671	0.52
Corp. Nacional del Cobre de Chile 7.500%, 01/15/2019		100,000	121,208	0.43
Empresa Nacional del Petroleo 5.250%, 08/10/2020		100,000	102,693	0.36
			369,572	1.31
China (Cost $522,162)
Sinochem Overseas Capital Co. Ltd. 4.500%, 11/12/2020		390,000	392,785	1.39
Sinochem Overseas Capital Co. Ltd. 6.300%, 11/12/2040		100,000	104,893	0.37
			497,678	1.76
Colombia (Cost $1,166,708)
Colombia (Rep of) 7.375%, 03/18/2019		160,000	193,600	0.68
Colombia (Rep of) 11.750%, 02/25/2020		60,000	87,900	0.31
Colombia (Rep of) 4.375%, 07/12/2021		200,000	207,000	0.73
Colombia (Rep of) 8.125%, 05/21/2024		70,000	92,225	0.33
Colombia (Rep of) 7.375%, 09/18/2037		200,000	253,000	0.90
Colombia (Rep of) 6.125%, 01/18/2041		230,000	251,850	0.89
			1,085,575	3.84
Costa Rica (Cost $471,567)
Costa Rica (Rep of) 4.250%, 01/26/2023		140,000	132,300	0.47
Costa Rica (Rep of) 4.375%, 04/30/2025(2)		60,000	55,650	0.20
Costa Rica (Rep of) 5.625%, 04/30/2043(2)		60,000	54,150	0.19
Instituto Costarricense de Electricidad 6.950%, 11/10/2021		200,000	212,500	0.75
			454,600	1.61

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Croatia (Cost $714,196)
Croatia (Rep of) 6.250%, 04/27/2017		200,000	$213,290	0.75
Croatia (Rep of) 6.750%, 11/05/2019		200,000	218,040	0.77
Croatia (Rep of) 6.625%, 07/14/2020		270,000	290,250	1.03
			721,580	2.55
Dominican Republic (Cost $266,907)
Dominican (Rep of) 7.500%, 05/06/2021		100,000	108,000	0.38
Dominican (Rep of) 5.875%, 04/18/2024(2)		160,000	154,400	0.55
			262,400	0.93
Ecuador (Cost $100,000)
Ecuador (Rep of) 9.375%, 12/15/2015		100,000	104,000	0.37
			104,000	0.37
Egypt (Cost $101,091)
Nile Finance Ltd. 5.250%, 08/05/2015		100,000	92,500	0.33
			92,500	0.33
El Salvador (Cost $312,311)
El Salvador (Rep of) 7.375%, 12/01/2019		100,000	112,250	0.40
El Salvador (Rep of) 5.875%, 01/30/2025		70,000	69,300	0.24
El Salvador (Rep of) 8.250%, 04/10/2032		60,000	62,850	0.22
El Salvador (Rep of) 7.650%, 06/15/2035		60,000	59,700	0.21
			304,100	1.07
Georgia (Cost $218,166)
Georgian Railway JSC 7.750%, 07/11/2022		200,000	218,500	0.77
			218,500	0.77
Ghana (Cost $107,782)
Ghana (Rep of) 8.500%, 10/04/2017		100,000	109,375	0.39
			109,375	0.39
Guatemala (Cost $150,074)
Guatemala (Rep of) 4.875%, 02/13/2028		150,000	139,875	0.49
			139,875	0.49
Hungary (Cost $667,268)
Hungary (Rep of) 6.250%, 01/29/2020		140,000	147,700	0.52
Hungary (Rep of) 6.375%, 03/29/2021		178,000	185,832	0.66
Hungary (Rep of) 5.375%, 02/21/2023		140,000	133,525	0.47
Hungary (Rep of) 7.625%, 03/29/2041		194,000	203,700	0.72
			670,757	2.37
Indonesia (Cost $1,537,049)
Indonesia (Rep of) 10.375%, 05/04/2014		90,000	95,850	0.34
Indonesia (Rep of) 6.875%, 01/17/2018		30,000	33,975	0.12
Indonesia (Rep of) 5.875%, 03/13/2020		120,000	130,500	0.46
Indonesia (Rep of) 4.875%, 05/05/2021		200,000	203,000	0.72
Indonesia (Rep of) 8.500%, 10/12/2035		30,000	38,550	0.14
Indonesia (Rep of) 7.750%, 01/17/2038		100,000	120,500	0.42
Majapahit Holding B.V. 7.750%, 10/17/2016		100,000	110,875	0.39
Majapahit Holding B.V. 8.000%, 08/07/2019		110,000	124,850	0.44
Pertamina Persero PT 6.000%, 05/03/2042		200,000	172,500	0.61
Pertamina Persero PT 5.625%, 05/20/2043(2)		200,000	164,000	0.58
Perusahaan Listrik Negara PT 5.500%, 11/22/2021		200,000	198,000	0.70
Perusahaan Listrik Negara PT 5.250%, 10/24/2042		35,000	27,825	0.10
			1,420,425	5.02
Iraq (Cost $253,732)
Iraq (Rep of) 5.800%, 01/15/2028		290,000	243,600	0.86
			243,600	0.86

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Ivory Coast (Cost $518,200)
Ivory Coast (Rep of) 5.750%, 12/31/2032		680,000	$598,400	2.11
			598,400	2.11
Kazakhstan (Cost $1,051,261)
Development Bank of Kazakhstan JSC 4.125%, 12/10/2022		200,000	180,500	0.64
Kazakhstan Temir Zholy Finance B.V. 6.950%, 07/10/2042		57,000	58,140	0.20
KazMunaiGaz Finance Sub B.V. 11.750%, 01/23/2015		50,000	56,250	0.20
KazMunaiGaz Finance Sub B.V. 9.125%, 07/02/2018		130,000	158,275	0.56
KazMunaiGaz Finance Sub B.V. 7.000%, 05/05/2020		70,000	78,838	0.28
KazMunaiGaz Finance Sub B.V. 6.375%, 04/09/2021		210,000	227,850	0.81
KazMunayGas National Co. JSC 4.400%, 04/30/2023(2)		70,000	64,838	0.23
KazMunayGas National Co. JSC 5.750%, 04/30/2043(2)		225,000	197,977	0.70
			1,022,668	3.62
Latvia (Cost $196,350)
Latvia (Rep of) 2.750%, 01/12/2020		200,000	188,000	0.66
			188,000	0.66
Lebanon (Cost $608,357)
Lebanon (Rep of) 5.150%, 11/12/2018		50,000	49,000	0.17
Lebanon (Rep of) 6.375%, 03/09/2020		190,000	190,000	0.67
Lebanon (Rep of) 6.100%, 10/04/2022		225,000	220,500	0.78
Lebanon (Rep of) 6.600%, 11/27/2026		130,000	128,375	0.46
			587,875	2.08
Lithuania (Cost $667,078)
Lithuania (Rep of) 5.125%, 09/14/2017		200,000	216,860	0.76
Lithuania (Rep of) 7.375%, 02/11/2020		100,000	121,150	0.43
Lithuania (Rep of) 6.125%, 03/09/2021		100,000	113,500	0.40
Lithuania (Rep of) 6.625%, 02/01/2022		200,000	234,500	0.83
			686,010	2.42
Malaysia (Cost $337,764)
Petronas Capital Ltd. 7.875%, 05/22/2022		50,000	64,274	0.23
Wakala Global Sukuk Bhd. 4.646%, 07/06/2021		250,000	266,572	0.94
			330,846	1.17
Mexico (Cost $1,040,175)
Comision Federal de Electricidad 5.750%, 02/14/2042		200,000	190,000	0.67
Mexico (Rep of) 5.950%, 03/19/2019		60,000	69,450	0.25
Mexico (Rep of) 6.750%, 09/27/2034		155,000	187,550	0.66
Mexico (Rep of) 6.050%, 01/11/2040		12,000	13,320	0.05
Mexico (Rep of) 4.750%, 03/08/2044		94,000	86,480	0.31
Mexico (Rep of) 5.750%, 10/12/2110		66,000	61,710	0.22
Pemex Project Funding Master Trust 5.750%, 03/01/2018		60,000	66,600	0.23
Petroleos Mexicanos 8.000%, 05/03/2019		80,000	97,600	0.34
Petroleos Mexicanos 6.000%, 03/05/2020		30,000	33,525	0.12
Petroleos Mexicanos 6.500%, 06/02/2041		136,000	143,072	0.51
Petroleos Mexicanos 5.500%, 06/27/2044		20,000	18,270	0.06
			967,577	3.42
Mongolia (Cost $83,079)
Mongolia (Rep of) 5.125%, 12/05/2022		85,000	73,100	0.26
			73,100	0.26
Morocco (Cost $257,141)
Morocco (Rep of) 4.250%, 12/11/2022		150,000	136,312	0.48
Morocco (Rep of) 5.500%, 12/11/2042		100,000	85,000	0.30
			221,312	0.78
Nigeria (Cost $112,059)
Nigeria (Rep of) 6.750%, 01/28/2021		100,000	106,500	0.38
			106,500	0.38

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Pakistan (Cost $96,896)
Pakistan (Rep of) 7.125%, 03/31/2016		100,000	$97,750	0.34
			97,750	0.34
Panama (Cost $413,762)
Panama (Rep of) 7.125%, 01/29/2026		100,000	123,500	0.44
Panama (Rep of) 8.875%, 09/30/2027		40,000	56,000	0.20
Panama (Rep of) 9.375%, 04/01/2029		80,000	117,200	0.41
Panama (Rep of) 6.700%, 01/26/2036		55,000	64,900	0.23
Panama (Rep of) 4.300%, 04/29/2053		30,000	24,225	0.08
			385,825	1.36
Paraguay (Cost $150,909)
Paraguay (Rep of) 4.625%, 01/25/2023		150,000	138,000	0.49
			138,000	0.49
Peru (Cost $488,289)
Peru (Rep of) 7.125%, 03/30/2019		60,000	72,750	0.26
Peru (Rep of) 7.350%, 07/21/2025		115,000	146,337	0.52
Peru (Rep of) 8.750%, 11/21/2033		164,000	238,620	0.84
			457,707	1.62
Philippines (Cost $989,054)
Philippine (Rep of) 8.375%, 06/17/2019		50,000	64,062	0.23
Philippine (Rep of) 4.000%, 01/15/2021		50,000	52,063	0.18
Philippine (Rep of) 10.625%, 03/16/2025		45,000	70,650	0.25
Philippine (Rep of) 5.500%, 03/30/2026		200,000	226,500	0.80
Philippine (Rep of) 9.500%, 02/02/2030		104,000	156,000	0.55
Philippine (Rep of) 7.750%, 01/14/2031		217,000	284,270	1.01
Power Sector Assets & Liabilities Management Corp. 7.390%, 12/02/2024		100,000	124,000	0.44
			977,545	3.46
Poland (Cost $627,208)
Poland (Rep of) 6.375%, 07/15/2019		160,000	187,187	0.66
Poland (Rep of) 5.000%, 03/23/2022		250,000	268,125	0.95
Poland (Rep of) 3.000%, 03/17/2023		170,000	154,913	0.55
			610,225	2.16
Qatar (Cost $140,192)
Qatar (Rep of) 6.400%, 01/20/2040		100,000	115,000	0.41
			115,000	0.41
Romania (Cost $694,174)
Romania (Rep of) 6.750%, 02/07/2022		322,000	363,119	1.29
Romania (Rep of) 4.375%, 08/22/2023		310,000	297,678	1.05
			660,797	2.34
Russian Federation (Cost $1,608,601)
Russian Agricultural Bank OJSC Via RSHB Capital S.A. 7.750%, 05/29/2018		100,000	112,500	0.40
Russian Foreign Bond - Eurobond 5.000%, 04/29/2020		100,000	108,250	0.38
Russian Foreign Bond - Eurobond 12.750%, 06/24/2028		60,000	103,800	0.37
Russian Foreign Bond - Eurobond 7.500%, 03/31/2030		443,275	519,740	1.84
Vnesheconombank Via VEB Finance PLC 5.450%, 11/22/2017		200,000	212,500	0.75
Vnesheconombank Via VEB Finance PLC 6.902%, 07/09/2020		370,000	414,474	1.46
Vnesheconombank Via VEB Finance PLC 6.800%, 11/22/2025		160,000	172,800	0.61
			1,644,064	5.81

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Senegal (Cost $228,269)
Senegal (Rep of) 8.750%, 05/13/2021		200,000	$209,000	0.74
			209,000	0.74
Serbia (Cost $266,583)
Serbia (Rep of) 4.875%, 02/25/2020		100,000	92,020	0.33
Serbia (Rep of) 7.250%, 09/28/2021		150,000	153,405	0.54
			245,425	0.87
South Africa (Cost $475,252)
South Africa (Rep of) 6.875%, 05/27/2019		120,000	138,000	0.49
South Africa (Rep of) 5.500%, 03/09/2020		150,000	160,687	0.57
South Africa (Rep of) 5.875%, 05/30/2022		30,000	32,400	0.11
South Africa (Rep of) 6.250%, 03/08/2041		100,000	105,000	0.37
			436,087	1.54
Sri Lanka (Cost $416,758)
Bank of Ceylon 6.875%, 05/03/2017		200,000	206,000	0.73
Sri Lanka (Rep of) 6.250%, 07/27/2021		200,000	200,000	0.70
			406,000	1.43
Turkey (Cost $1,798,132)
Turkey (Rep of) 7.000%, 09/26/2016		130,000	144,950	0.51
Turkey (Rep of) 7.500%, 07/14/2017		100,000	114,750	0.41
Turkey (Rep of) 6.750%, 04/03/2018		50,000	56,125	0.20
Turkey (Rep of) 7.000%, 03/11/2019		100,000	114,000	0.40
Turkey (Rep of) 7.500%, 11/07/2019		100,000	117,000	0.41
Turkey (Rep of) 5.625%, 03/30/2021		100,000	105,500	0.37
Turkey (Rep of) 3.250%, 03/23/2023		150,000	129,750	0.46
Turkey (Rep of) 7.375%, 02/05/2025		130,000	149,500	0.53
Turkey (Rep of) 11.875%, 01/15/2030		30,000	48,750	0.17
Turkey (Rep of) 8.000%, 02/14/2034		50,000	60,625	0.21
Turkey (Rep of) 6.875%, 03/17/2036		94,000	101,285	0.36
Turkey (Rep of) 6.750%, 05/30/2040		130,000	138,450	0.49
Turkey (Rep of) 6.000%, 01/14/2041		400,000	386,000	1.37
			1,666,685	5.89
Ukraine (Cost $1,838,277)
National JSC Naftogaz of Ukraine 9.500%, 09/30/2014		360,000	359,550	1.27
State Export-Import Bank of Ukraine JSC via Biz Finance PLC 8.750%, 01/22/2018		260,000	231,400	0.82
Ukraine (Rep of) 9.250%, 07/24/2017		350,000	349,552	1.24
Ukraine (Rep of) 7.750%, 09/23/2020		100,000	91,500	0.32
Ukraine (Rep of) 7.950%, 02/23/2021		350,000	322,420	1.14
Ukraine (Rep of) 7.800%, 11/28/2022		370,000	332,075	1.17
			1,686,497	5.96
United Arab Emirates (Cost $675,963)
Emirate of Dubai (Rep of) 7.750%, 10/05/2020		570,000	666,900	2.36
			666,900	2.36
Uruguay (Cost $599,541)
Uruguay (Rep of) 8.000%, 11/18/2022		124,554	161,297	0.57
Uruguay (Rep of) 7.875%, 01/15/2033		142,000	185,310	0.66
Uruguay (Rep of) 7.625%, 03/21/2036		96,000	124,800	0.44
Uruguay (Rep of) 4.125%, 11/20/2045		99,920	80,436	0.28
			551,843	1.95
Venezuela (Cost $1,793,176)
Petroleos de Venezuela S.A. 5.250%, 04/12/2017		60,000	49,200	0.17
Petroleos de Venezuela S.A. 12.750%, 02/17/2022		55,000	54,725	0.19
Petroleos de Venezuela S.A. 5.375%, 04/12/2027		230,000	133,975	0.47

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Venezuela - (continued)
Petroleos de Venezuela S.A. 5.500%, 04/12/2037		23,000	$13,110	0.05
Venezuela (Rep of) 10.750%, 09/19/2013		10,000	10,025	0.03
Venezuela (Rep of) 8.500%, 10/08/2014		30,000	30,150	0.11
Venezuela (Rep of) 7.750%, 10/13/2019		150,000	126,000	0.45
Venezuela (Rep of) 6.000%, 12/09/2020		60,000	44,250	0.16
Venezuela (Rep of) 12.750%, 08/23/2022		152,000	155,040	0.55
Venezuela (Rep of) 9.000%, 05/07/2023		101,000	83,578	0.30
Venezuela (Rep of) 8.250%, 10/13/2024		85,000	65,450	0.23
Venezuela (Rep of) 7.650%, 04/21/2025		46,000	34,270	0.12
Venezuela (Rep of) 11.750%, 10/21/2026		431,000	407,295	1.44
Venezuela (Rep of) 9.250%, 09/15/2027		119,000	98,770	0.35
Venezuela (Rep of) 9.250%, 05/07/2028		115,000	93,150	0.33
Venezuela (Rep of) 11.950%, 08/05/2031		378,100	357,304	1.26
			1,756,292	6.21
Vietnam (Cost $217,746)
Vietnam (Rep of) 6.875%, 01/15/2016		100,000	107,500	0.38
Vietnam (Rep of) 6.750%, 01/29/2020		100,000	109,500	0.39
			217,000	0.77
Zambia (Cost $50,201)
Zambia (Rep of) 5.375%, 09/20/2022		50,000	44,125	0.16
			44,125	0.16
Total Debt Securities (Cost $28,720,161)			27,576,207	97.50

Total Investments (Total Cost $28,720,161)			27,576,207	97.50

Other Assets Less Liabilities			706,815	2.50

Net Assets			$28,283,022	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

Following is a summary of the inputs used in valuing the Ashmore Emerging Markets Sovereign Debt Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Corporate Bonds	$—	$6,032,692	$—	$6,032,692
Government Agencies	—	426,850	—	426,850
Government Bonds	—	20,183,193	—	20,183,193
Municipal/Provincial Bonds		666,900		666,900
Financial Certificates	—	266,572	—	266,572

Total Investments	$—	$27,576,207	$—	$27,576,207

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2013, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

At July 31, 2013, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$28,765,456

Gross tax appreciation of investments	$391,812
Gross tax depreciation of investments	(1,581,061)

Net tax depreciation of investments	$(1,189,249)

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Argentina (Cost $10,985,049)
Argentina Boden Bonds 7.000%, 10/03/2015		2,829,000	$2,594,164	0.47
Argentine (Rep of) 8.750%, 06/02/2017		411,000	322,635	0.06
Argentine (Rep of) 8.280%, 12/31/2033		3,558,578	2,134,814	0.39
Argentine (Rep of) 2.500%, 12/31/2038		349,000	115,170	0.02
WPE International Cooperatief UA 10.375%, 09/30/2020		6,100,000	4,392,000	0.79
			9,558,783	1.73
Azerbaijan (Cost $1,080,691)
State Oil Co. of the Azerbaijan Republic 5.450%, 02/09/2017		1,030,000	1,078,925	0.20
			1,078,925	0.20
Belarus (Cost $2,433,307)
Belarus (Rep of) 8.750%, 08/03/2015		1,150,000	1,150,000	0.21
Belarus (Rep of) 8.950%, 01/26/2018		1,294,000	1,287,530	0.23
			2,437,530	0.44
Bolivia (Cost $722,488)
Bolivian (Rep of) 4.875%, 10/29/2022		730,000	689,850	0.12
			689,850	0.12
Brazil (Cost $44,030,570)
Banco Nacional de Desenvolvimento Economico e Social 6.500%, 06/10/2019		630,000	693,000	0.13
Banco Nacional de Desenvolvimento Economico e Social 5.500%, 07/12/2020		440,000	458,700	0.08
Banco Votorantim S.A. 6.250%, 05/16/2016	BRL	8,700,000	4,168,788	0.75
Brazil (Fed Rep of) 5.875%, 01/15/2019		365,000	411,902	0.08
Brazil (Fed Rep of) 4.875%, 01/22/2021		1,247,000	1,322,443	0.24
Brazil (Fed Rep of) 2.625%, 01/05/2023		300,000	258,750	0.05
Brazil (Fed Rep of) 8.500%, 01/05/2024	BRL	4,590,000	1,876,159	0.34
Brazil (Fed Rep of) 8.875%, 04/15/2024		510,000	697,425	0.13
Brazil (Fed Rep of) 10.125%, 05/15/2027		564,000	860,100	0.16
Brazil (Fed Rep of) 8.250%, 01/20/2034		825,000	1,072,500	0.19
Brazil Letras do Tesouro Nacional 8.521%, 01/01/2017(2)	BRL	11,990,000	3,692,974	0.67
Brazil Notas do Tesouro Nacional, Serie B 6.000%, 08/15/2020	BRL	3,780,000	4,026,645	0.73
Brazil Notas do Tesouro Nacional, Serie F 10.000%, 01/01/2021	BRL	5,500,000	2,313,682	0.42
Brazil Notas do Tesouro Nacional, Serie F 10.000%, 01/01/2023	BRL	3,900,000	1,620,021	0.29
Cosan Luxembourg S.A. 9.500%, 03/14/2018	BRL	1,600,000	668,026	0.12
JBS Finance II Ltd. 8.250%, 01/29/2018		1,383,000	1,455,607	0.26
Marfrig Holding Europe B.V. 9.875%, 07/24/2017		400,000	404,000	0.07
Marfrig Holding Europe B.V. 8.375%, 05/09/2018		2,050,000	1,957,750	0.35
Marfrig Overseas Ltd. 9.500%, 05/04/2020		1,300,000	1,287,000	0.23
Minerva Luxembourg S.A. 12.250%, 02/10/2022(3)		1,400,000	1,638,000	0.30
Minerva Luxembourg S.A. 7.750%, 01/31/2023(3)		968,000	938,960	0.17
NII Capital Corp. 7.625%, 04/01/2021		4,740,000	3,803,850	0.69
OGX Austria GmbH 8.500%, 06/01/2018		2,900,000	580,000	0.11
Oi S.A. 9.750%, 09/15/2016	BRL	1,000,000	401,078	0.07
OSX 3 Leasing B.V. 9.250%, 03/20/2015(4)		1,100,000	959,750	0.17
			37,567,110	6.80

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Chile (Cost $6,567,955)
Automotores Gildemeister S.A. 6.750%, 01/15/2023		1,100,000	$748,000	0.14
Banco del Estado de Chile 4.125%, 10/07/2020		510,000	521,157	0.09
Banco del Estado de Chile 3.875%, 02/08/2022		150,000	145,671	0.03
Banco Santander Chile 6.500%, 09/22/2020	CLP	186,500,000	357,502	0.06
Bonos de la Tesoreria de la Republica en pesos 6.000%, 01/01/2020	CLP	50,000,000	101,654	0.02
Chile (Rep of) 5.500%, 08/05/2020	CLP	280,000,000	553,080	0.10
Corp. Nacional del Cobre de Chile 7.500%, 01/15/2019		200,000	242,417	0.04
Corp. Nacional del Cobre de Chile 3.750%, 11/04/2020		200,000	199,196	0.04
Corp. Nacional del Cobre de Chile 3.875%, 11/03/2021		485,000	479,972	0.09
Empresa Nacional del Petroleo 6.250%, 07/08/2019		270,000	293,721	0.05
Empresa Nacional del Petroleo 5.250%, 08/10/2020		60,000	61,616	0.01
Inversiones Alsacia S.A. 8.000%, 08/18/2018		959,655	786,917	0.14
SMU S.A. 7.750%, 02/08/2020		1,200,000	864,000	0.16
			5,354,903	0.97
China (Cost $34,269,425)
Agile Property Holdings Ltd. 9.875%, 03/20/2017		1,000,000	1,077,500	0.20
Central China Real Estate Ltd. 8.000%, 01/28/2020		1,427,000	1,343,035	0.24
China Oriental Group Co. Ltd. 7.000%, 11/17/2017		694,000	621,130	0.11
China SCE Property Holdings Ltd. 10.500%, 01/14/2016	CNY	5,000,000	820,357	0.15
China SCE Property Holdings Ltd. 11.500%, 11/14/2017		1,550,000	1,634,269	0.30
China Shanshui Cement Group Ltd. 6.500%, 07/22/2014	CNY	3,000,000	485,867	0.09
China Shanshui Cement Group Ltd. 10.500%, 04/27/2017		2,500,000	2,600,000	0.47
Country Garden Holdings Co. Ltd. 10.500%, 08/11/2015		176,000	194,359	0.04
Country Garden Holdings Co. Ltd. 11.125%, 02/23/2018		1,648,000	1,837,520	0.33
Country Garden Holdings Co. Ltd. 7.500%, 01/10/2023		1,384,000	1,283,660	0.23
Emerald Plantation Holdings Ltd. 6.000%, 01/30/2020(3)		320,009	192,005	0.03
Evergrande Real Estate Group Ltd. 13.000%, 01/27/2015		2,379,000	2,521,740	0.46
Evergrande Real Estate Group Ltd. 9.250%, 01/19/2016	CNY	5,120,000	813,386	0.15
Far East Energy Bermuda Ltd. 13.000%, 01/15/2016(3)(4)		1,493,041	1,493,041	0.27
Gemdale International Holding Ltd. 9.150%, 07/26/2015	CNY	4,750,000	804,917	0.15
Hengdeli Holdings Ltd. 6.250%, 01/29/2018		300,000	298,926	0.05
Hidili Industry International Development Ltd. 8.625%, 11/04/2015		2,000,000	1,220,000	0.22
Lafarge Shui on Cement Ltd. 9.000%, 11/14/2014	CNY	2,750,000	468,226	0.08
Longfor Properties Co. Ltd. 9.500%, 04/07/2016		1,200,000	1,293,000	0.23
Powerlong Real Estate Holdings Ltd. 11.500%, 03/17/2014	CNY	1,000,000	163,893	0.03
RKI Finance 2011 Ltd. 6.000%, 02/25/2014	CNY	1,750,000	286,043	0.05
Shimao Property Holdings Ltd. 9.650%, 08/03/2017		775,000	840,509	0.15
Shimao Property Holdings Ltd. 11.000%, 03/08/2018		475,000	528,941	0.10
Sinochem Overseas Capital Co. Ltd. 4.500%, 11/12/2020		1,782,000	1,794,725	0.32
Sinochem Overseas Capital Co. Ltd. 6.300%, 11/12/2040		660,000	692,292	0.13
Sino-Forest Corp. 5.000%, 08/01/2013(3)(5)		176,000	—	—
Sino-Forest Corp. 5.000%, 08/01/2013(3)(5)		100,000	—	—
Sino-Forest Corp. 10.250%, 07/28/2014(3)(5)		226,000	—	—
Sino-Forest Corp. 10.250%, 07/28/2014(3)(5)		30,000	—	—
Sino-Forest Corp. 4.250%, 12/15/2016(3)(5)		694,000	—	—
Sino-Forest Corp. 4.250%, 12/15/2016(3)(5)		10,000	—	—
Sino-Forest Corp. 6.250%, 10/21/2017(3)(5)		500,000	—	—
Sino-Forest Corp. 6.250%, 10/21/2017(3)(5)		128,000	—	—
Sunac China Holdings Ltd. 12.500%, 10/16/2017		800,000	876,962	0.16
Sunac China Holdings Ltd. 9.375%, 04/05/2018		3,150,000	3,125,068	0.57
Yanlord Land Group Ltd. 9.500%, 05/04/2017		1,325,000	1,401,187	0.25

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
China - (continued)
Yanlord Land Group Ltd. 10.625%, 03/29/2018		775,000	$837,000	0.15
Yingde Gases Investment Ltd. 8.125%, 04/22/2018		1,400,000	1,428,000	0.26
			32,977,558	5.97
Colombia (Cost $13,337,202)
Colombia (Rep of) 12.000%, 10/22/2015	COP	4,581,000,000	2,767,096	0.50
Colombia (Rep of) 7.375%, 03/18/2019		780,000	943,800	0.17
Colombia (Rep of) 11.750%, 02/25/2020		318,000	465,870	0.09
Colombia (Rep of) 7.750%, 04/14/2021	COP	263,000,000	161,874	0.03
Colombia (Rep of) 4.375%, 07/12/2021		800,000	828,000	0.15
Colombia (Rep of) 8.125%, 05/21/2024		58,000	76,415	0.01
Colombia (Rep of) 9.850%, 06/28/2027	COP	296,000,000	207,055	0.04
Colombia (Rep of) 7.375%, 09/18/2037		650,000	822,250	0.15
Colombia (Rep of) 6.125%, 01/18/2041		1,882,000	2,060,790	0.37
Colombian TES 7.000%, 05/04/2022	COP	1,793,000,000	940,337	0.17
Colombian TES 7.500%, 08/26/2026	COP	1,294,000,000	675,564	0.12
Emgesa S.A. ESP 8.750%, 01/25/2021	COP	818,000,000	461,940	0.08
Empresa de Telecomunicaciones de Bogota 7.000%, 01/17/2023	COP	1,416,000,000	661,385	0.12
Empresas Publicas de Medellin ESP 8.375%, 02/01/2021	COP	1,306,000,000	723,737	0.13
			11,796,113	2.13
Costa Rica (Cost $1,790,658)
Costa Rica (Rep of) 4.250%, 01/26/2023		1,175,000	1,110,375	0.20
Costa Rica (Rep of) 4.375%, 04/30/2025		220,000	204,050	0.04
Costa Rica (Rep of) 5.625%, 04/30/2043		220,000	198,550	0.03
Instituto Costarricense de Electricidad 6.375%, 05/15/2043(4)		220,000	199,100	0.04
			1,712,075	0.31
Croatia (Cost $3,497,640)
Croatia (Rep of) 6.250%, 04/27/2017		450,000	479,902	0.09
Croatia (Rep of) 6.750%, 11/05/2019		470,000	512,394	0.09
Croatia (Rep of) 6.625%, 07/14/2020		1,135,000	1,220,125	0.22
Croatia (Rep of) 6.375%, 03/24/2021		1,221,000	1,291,452	0.23
			3,503,873	0.63
Dominican Republic (Cost $1,496,462)
Dominican (Rep of) 7.500%, 05/06/2021		893,000	964,440	0.17
Dominican (Rep of) 5.875%, 04/18/2024		500,000	482,500	0.09
			1,446,940	0.26
Ecuador (Cost $317,837)
Ecuador (Rep of) 9.375%, 12/15/2015		310,000	322,400	0.06
			322,400	0.06
Egypt (Cost $787,873)
Egypt (Rep of) 5.750%, 04/29/2020		350,000	294,000	0.05
Egypt (Rep of) 6.875%, 04/30/2040		285,000	210,900	0.04
Nile Finance Ltd. 5.250%, 08/05/2015		200,000	185,000	0.03
			689,900	0.12
El Salvador (Cost $2,979,810)
El Salvador (Rep of) 7.375%, 12/01/2019		330,000	370,425	0.07
El Salvador (Rep of) 5.875%, 01/30/2025		595,000	589,050	0.11
El Salvador (Rep of) 8.250%, 04/10/2032		75,000	78,563	0.01
El Salvador (Rep of) 7.650%, 06/15/2035		120,000	119,400	0.02
El Salvador (Rep of) 7.625%, 02/01/2041		400,000	398,000	0.07
Telemovil Finance Co. Ltd. 8.000%, 10/01/2017		1,250,000	1,337,500	0.24
			2,892,938	0.52

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Gabon (Cost $319,749)
Gabonese (Rep of) 8.200%, 12/12/2017		265,000	$300,775	0.05
			300,775	0.05
Georgia (Cost $863,198)
Georgia (Rep of) 6.875%, 04/12/2021		415,000	452,869	0.08
Georgian Railway JSC 7.750%, 07/11/2022		370,000	404,225	0.08
			857,094	0.16
Ghana (Cost $1,185,999)
Ghana (Rep of) 21.000%, 10/26/2015(3)	GHS	1,110,000	541,465	0.10
Ghana (Rep of) 8.500%, 10/04/2017(3)		535,000	585,156	0.10
			1,126,621	0.20
Guatemala (Cost $650,321)
Guatemala (Rep of) 4.875%, 02/13/2028		650,000	606,125	0.11
			606,125	0.11
Hong Kong (Cost $3,525,284)
Agile Property Holdings Ltd. 8.875%, 04/28/2017		300,000	316,140	0.06
CFG Investment SAC 9.750%, 07/30/2019(3)		3,396,000	3,005,460	0.54
			3,321,600	0.60
Hungary (Cost $10,925,010)
Hungary (Rep of) 5.500%, 02/12/2016	HUF	850,000,000	3,849,777	0.70
Hungary (Rep of) 6.750%, 11/24/2017	HUF	516,630,000	2,417,502	0.44
Hungary (Rep of) 6.500%, 06/24/2019	HUF	60,000,000	279,128	0.05
Hungary (Rep of) 6.250%, 01/29/2020		619,000	653,045	0.12
Hungary (Rep of) 6.375%, 03/29/2021		768,000	801,792	0.14
Hungary (Rep of) 7.000%, 06/24/2022	HUF	258,990,000	1,199,306	0.22
Hungary (Rep of) 5.375%, 02/21/2023		676,000	644,735	0.12
Hungary (Rep of) 7.625%, 03/29/2041		1,028,000	1,079,400	0.19
			10,924,685	1.98
India (Cost $3,154,842)
Export-Import Bank of India 4.000%, 01/14/2023		468,000	416,848	0.07
Vedanta Resources PLC 8.250%, 06/07/2021		2,580,000	2,696,100	0.49
			3,112,948	0.56
Indonesia (Cost $11,517,628)
Indo Energy Finance II B.V. 6.375%, 01/24/2023		2,112,000	1,784,640	0.32
Indonesia (Rep of) 6.875%, 01/17/2018		475,000	537,938	0.10
Indonesia (Rep of) 11.625%, 03/04/2019		480,000	657,600	0.12
Indonesia (Rep of) 5.875%, 03/13/2020		536,000	582,900	0.11
Indonesia (Rep of) 4.875%, 05/05/2021		400,000	406,000	0.07
Indonesia (Rep of) 6.125%, 05/15/2028	IDR	3,600,000,000	291,128	0.05
Indonesia (Rep of) 6.625%, 05/15/2033	IDR	700,000,000	57,349	0.01
Indonesia (Rep of) 8.375%, 03/15/2034	IDR	9,600,000,000	930,576	0.17
Indonesia (Rep of) 8.500%, 10/12/2035		175,000	224,875	0.04
Indonesia (Rep of) 6.625%, 02/17/2037		525,000	556,500	0.10
Indonesia (Rep of) 7.750%, 01/17/2038		650,000	783,250	0.14
Majapahit Holding B.V. 7.750%, 10/17/2016		355,000	393,606	0.07
Majapahit Holding B.V. 8.000%, 08/07/2019		470,000	533,450	0.10
Majapahit Holding B.V. 7.750%, 01/20/2020		300,000	334,500	0.06
Pertamina Persero PT 6.000%, 05/03/2042		1,025,000	884,062	0.16
Pertamina Persero PT 5.625%, 05/20/2043(4)		710,000	582,200	0.11
Perusahaan Listrik Negara PT 5.500%, 11/22/2021		860,000	851,400	0.15
Perusahaan Listrik Negara PT 5.250%, 10/24/2042		200,000	159,000	0.03
			10,550,974	1.91
Iraq (Cost $1,116,536)
Iraq (Rep of) 5.800%, 01/15/2028		1,240,000	1,041,600	0.19
			1,041,600	0.19

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Israel (Cost $3,381,426)
ALTICE FINANCING S.A. 8.000%, 12/15/2019	EUR	350,000	$489,881	0.09
ALTICE FINCO S.A. 9.875%, 12/15/2020		2,300,000	2,518,500	0.45
Plaza Centers N.V. 5.400%, 07/01/2015	ILS	1,333,333	314,072	0.06
			3,322,453	0.60
Ivory Coast (Cost $2,717,047)
Ivory Coast (Rep of) 5.750%, 12/31/2032		3,190,000	2,807,200	0.51
			2,807,200	0.51
Jamaica (Cost $5,229,493)
Digicel Group Ltd. 8.250%, 09/30/2020		4,500,000	4,837,500	0.88
Digicel Ltd. 6.000%, 04/15/2021		400,000	392,000	0.07
			5,229,500	0.95
Kazakhstan (Cost $13,707,850)
ATF Bank JSC 9.000%, 05/11/2016		800,000	774,000	0.14
Development Bank of Kazakhstan JSC 4.125%, 12/10/2022		1,000,000	902,500	0.16
Halyk Savings Bank of Kazakhstan JSC 7.250%, 01/28/2021		1,100,000	1,155,000	0.21
KazAgro National Management Holding JSC 4.625%, 05/24/2023		310,000	284,425	0.05
Kazakhstan Temir Zholy Finance B.V. 6.375%, 10/06/2020		595,000	653,012	0.12
Kazakhstan Temir Zholy Finance B.V. 6.950%, 07/10/2042		700,000	714,000	0.13
Kazatomprom Natsionalnaya Atomnaya Kompaniya A.O. 6.250%, 05/20/2015		455,000	477,750	0.09
Kazkommertsbank JSC 7.875%, 04/07/2014		800,000	800,000	0.14
Kazkommertsbank JSC 8.500%, 05/11/2018		3,950,000	3,762,375	0.68
KazMunayGas National Co. JSC 9.125%, 07/02/2018		401,000	488,218	0.09
KazMunayGas National Co. JSC 7.000%, 05/05/2020		400,000	450,500	0.08
KazMunayGas National Co. JSC 6.375%, 04/09/2021		450,000	488,250	0.09
KazMunayGas National Co. JSC 4.400%, 04/30/2023		275,000	254,719	0.05
KazMunayGas National Co. JSC 5.750%, 04/30/2043		850,000	747,915	0.14
Zhaikmunai L.P. 7.125%, 11/13/2019		1,400,000	1,466,500	0.26
			13,419,164	2.43
Latvia (Cost $834,486)
Latvia (Rep of) 2.750%, 01/12/2020		850,000	799,000	0.14
			799,000	0.14
Lebanon (Cost $2,930,330)
Lebanon (Rep of) 5.150%, 11/12/2018		340,000	333,200	0.06
Lebanon (Rep of) 6.375%, 03/09/2020		901,000	901,000	0.16
Lebanon (Rep of) 8.250%, 04/12/2021		162,000	179,820	0.03
Lebanon (Rep of) 6.100%, 10/04/2022		1,080,000	1,058,400	0.19
Lebanon (Rep of) 6.600%, 11/27/2026		376,000	371,300	0.07
			2,843,720	0.51
Lithuania (Cost $3,625,946)
Lithuania (Rep of) 5.125%, 09/14/2017		610,000	661,423	0.12
Lithuania (Rep of) 7.375%, 02/11/2020		900,000	1,090,350	0.20
Lithuania (Rep of) 6.125%, 03/09/2021		520,000	590,200	0.11
Lithuania (Rep of) 6.625%, 02/01/2022		1,091,000	1,279,198	0.23
			3,621,171	0.66
Malaysia (Cost $10,824,865)
Malaysia (Govt of) 4.262%, 09/15/2016	MYR	2,700,000	849,539	0.15
Malaysia (Govt of) 4.012%, 09/15/2017	MYR	3,700,000	1,149,835	0.21
Malaysia (Govt of) 3.314%, 10/31/2017	MYR	2,900,000	878,249	0.16
Malaysia (Govt of) 3.580%, 09/28/2018	MYR	1,600,000	485,668	0.09
Malaysia (Govt of) 4.378%, 11/29/2019	MYR	3,800,000	1,195,358	0.22

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Malaysia - (continued)
Malaysia (Govt of) 3.492%, 03/31/2020	MYR	5,200,000	$1,553,210	0.28
Malaysia (Govt of) 4.160%, 07/15/2021	MYR	4,000,000	1,235,323	0.22
Malaysia (Govt of) 3.418%, 08/15/2022	MYR	170,000	49,805	0.01
Malaysia (Govt of) 3.480%, 03/15/2023	MYR	1,330,000	389,728	0.07
Malaysia (Govt of) 3.502%, 05/31/2027	MYR	2,200,000	631,824	0.11
Malaysia (Govt of) 5.248%, 09/15/2028	MYR	100,000	34,413	0.01
Petronas Capital Ltd. 5.250%, 08/12/2019		350,000	390,192	0.07
Petronas Capital Ltd. 7.875%, 05/22/2022		440,000	565,613	0.10
Wakala Global Sukuk Bhd. 4.646%, 07/06/2021		500,000	533,144	0.10
			9,941,901	1.80
Mexico (Cost $27,416,175)
America Movil S.A.B de C.V. 6.450%, 12/05/2022	MXN	9,860,000	738,532	0.13
Cemex Espana Luxembourg 9.250%, 05/12/2020		4,214,000	4,603,795	0.83
Cemex S.A.B. de C.V. 9.000%, 01/11/2018		700,000	761,250	0.14
Comision Federal de Electricidad 4.875%, 05/26/2021		495,000	517,275	0.09
Comision Federal de Electricidad 5.750%, 02/14/2042		370,000	351,500	0.06
Corp. GEO S.A.B. de C.V. 8.875%, 03/27/2022		1,400,000	364,000	0.07
Desarrolladora Homex S.A.B. de C.V. 9.750%, 03/25/2020		1,250,000	343,750	0.06
Grupo Papelero Scribe S.A. de C.V. 8.875%, 04/07/2020		200,000	196,000	0.04
Grupo Televisa S.A.B. 7.250%, 05/14/2043	MXN	5,000,000	332,028	0.06
Mexican Bonos 7.500%, 06/03/2027	MXN	16,540,000	1,422,963	0.26
Mexican Bonos 8.500%, 05/31/2029	MXN	25,060,000	2,298,739	0.42
Mexican Bonos 7.750%, 05/29/2031	MXN	16,850,000	1,432,998	0.26
Mexican Bonos 10.000%, 11/20/2036	MXN	10,800,000	1,120,347	0.20
Mexican Bonos 8.500%, 11/18/2038	MXN	9,300,000	841,239	0.15
Mexican Bonos 7.750%, 11/13/2042	MXN	16,000,000	1,339,288	0.24
Mexican Udibonos 4.000%, 11/15/2040	MXN	1,930,000	811,580	0.15
Mexico (Rep of) 5.950%, 03/19/2019		326,000	377,345	0.07
Mexico (Rep of) 6.750%, 09/27/2034		799,000	966,790	0.17
Mexico (Rep of) 6.050%, 01/11/2040		82,000	91,020	0.02
Mexico (Rep of) 4.750%, 03/08/2044		326,000	299,920	0.05
Mexico (Rep of) 5.750%, 10/12/2110		268,000	250,580	0.05
Pemex Project Funding Master Trust 5.750%, 03/01/2018		347,000	385,170	0.07
Petroleos Mexicanos 8.000%, 05/03/2019		470,000	573,400	0.10
Petroleos Mexicanos 6.000%, 03/05/2020		292,000	326,310	0.06
Petroleos Mexicanos 7.650%, 11/24/2021	MXN	5,500,000	457,302	0.08
Petroleos Mexicanos 6.500%, 06/02/2041		503,000	529,156	0.10
Petroleos Mexicanos 5.500%, 06/27/2044		115,000	105,052	0.02
Urbi Desarrollos Urbanos S.A.B. de C.V. 8.500%, 04/19/2016(6)		129,000	24,510	—
Urbi Desarrollos Urbanos S.A.B. de C.V. 9.500%, 01/21/2020(3)		1,227,000	233,130	0.04
Urbi Desarrollos Urbanos S.A.B. de C.V. 9.750%, 02/03/2022(3)		3,952,000	750,880	0.14
			22,845,849	4.13
Mongolia (Cost $2,400,275)
Mongolia (Rep of) 5.125%, 12/05/2022		270,000	232,200	0.04
Mongolian Mining Corp. 8.875%, 03/29/2017		2,075,000	1,276,125	0.23
			1,508,325	0.27
Morocco (Cost $877,098)
Morocco (Rep of) 4.250%, 12/11/2022		455,000	413,481	0.08
Morocco (Rep of) 5.500%, 12/11/2042		400,000	340,000	0.06
			753,481	0.14

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Nigeria (Cost $11,026,922)
Afren PLC 11.500%, 02/01/2016		2,200,000	$2,546,500	0.46
Afren PLC 10.250%, 04/08/2019		1,700,000	1,959,250	0.36
Nigeria (Rep of) 16.000%, 06/29/2019	NGN	50,000,000	338,543	0.06
Nigeria (Rep of) 6.750%, 01/28/2021		400,000	426,000	0.08
Nigeria (Rep of) 16.390%, 01/27/2022	NGN	261,500,000	1,839,944	0.33
Nigeria Treasury Bill 12.224%, 08/08/2013(2)	NGN	57,100,000	354,358	0.06
Nigeria Treasury Bill 10.442%, 04/10/2014(2)	NGN	130,000,000	736,499	0.13
Sea Trucks Group 9.000%, 03/26/2018(4)		2,710,000	2,696,450	0.49
			10,897,544	1.97
Pakistan (Cost $390,952)
Pakistan (Rep of) 7.125%, 03/31/2016		305,000	298,138	0.05
Pakistan (Rep of) 6.875%, 06/01/2017		120,000	115,800	0.02
			413,938	0.07
Panama (Cost $2,030,702)
Panama (Rep of) 7.125%, 01/29/2026		356,000	439,660	0.08
Panama (Rep of) 8.875%, 09/30/2027		105,000	147,000	0.03
Panama (Rep of) 9.375%, 04/01/2029		385,000	564,025	0.10
Panama (Rep of) 6.700%, 01/26/2036		479,000	565,220	0.10
Panama (Rep of) 4.300%, 04/29/2053		110,000	88,825	0.02
			1,804,730	0.33
Paraguay (Cost $1,671,606)
Paraguay (Rep of) 4.625%, 01/25/2023		250,000	230,000	0.04
Telefonica Celular del Paraguay S.A. 6.750%, 12/13/2022		1,350,000	1,407,375	0.26
			1,637,375	0.30
Peru (Cost $4,971,751)
Peru (Rep of) 8.600%, 08/12/2017	PEN	1,400,000	579,077	0.11
Peru (Rep of) 7.125%, 03/30/2019		195,000	236,438	0.04
Peru (Rep of) 7.840%, 08/12/2020	PEN	1,800,000	746,910	0.14
Peru (Rep of) 7.350%, 07/21/2025		721,000	917,473	0.17
Peru (Rep of) 8.200%, 08/12/2026	PEN	900,000	403,712	0.07
Peru (Rep of) 6.950%, 08/12/2031	PEN	900,000	346,416	0.06
Peru (Rep of) 8.750%, 11/21/2033		808,000	1,175,640	0.21
			4,405,666	0.80
Philippines (Cost $6,950,031)
Petron Corp. 7.000%, 11/10/2017	PHP	19,000,000	437,105	0.08
Philippines (Rep of) 8.375%, 06/17/2019		370,000	474,063	0.08
Philippines (Rep of) 4.000%, 01/15/2021		608,000	633,080	0.11
Philippines (Rep of) 3.900%, 11/26/2022	PHP	17,000,000	393,881	0.07
Philippines (Rep of) 10.625%, 03/16/2025		251,000	394,070	0.07
Philippines (Rep of) 5.500%, 03/30/2026		620,000	702,150	0.13
Philippines (Rep of) 9.500%, 02/02/2030		690,000	1,035,000	0.19
Philippines (Rep of) 7.750%, 01/14/2031		620,000	812,200	0.15
Philippines (Rep of) 6.250%, 01/14/2036	PHP	22,000,000	574,948	0.10
Power Sector Assets & Liabilities Management Corp. 7.250%, 05/27/2019		320,000	384,800	0.07
Power Sector Assets & Liabilities Management Corp. 7.390%, 12/02/2024		522,000	647,280	0.12
			6,488,577	1.17
Poland (Cost $26,559,409)
Eileme 2 AB 11.625%, 01/31/2020		2,400,000	2,808,000	0.51
Eileme 2 AB 11.750%, 01/31/2020	EUR	1,600,000	2,490,415	0.45
Poland (Rep of) 5.000%, 04/25/2016	PLN	6,800,000	2,238,158	0.40
Poland (Rep of) 3.000%, 08/24/2016	PLN	8,760,000	3,638,117	0.66

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Poland - (continued)
Poland (Rep of) 4.750%, 10/25/2016	PLN	6,690,000	$2,201,952	0.40
Poland (Rep of) 4.750%, 04/25/2017	PLN	12,080,000	3,979,612	0.72
Poland (Rep of) 6.375%, 07/15/2019		1,023,000	1,196,828	0.22
Poland (Rep of) 5.750%, 10/25/2021	PLN	7,274,000	2,552,227	0.46
Poland (Rep of) 5.000%, 03/23/2022		963,000	1,032,817	0.19
Poland (Rep of) 5.750%, 09/23/2022	PLN	1,720,000	605,057	0.11
Poland (Rep of) 3.000%, 03/17/2023		744,000	677,970	0.12
Poland (Rep of) 2.750%, 08/25/2023	PLN	1,760,000	667,441	0.12
Poland (Rep of) 4.000%, 10/25/2023	PLN	5,606,000	1,741,680	0.31
Poland (Rep of) 5.750%, 04/25/2029	PLN	3,280,000	1,195,545	0.22
			27,025,819	4.89
Qatar (Cost $1,113,515)
Qatar (Rep of) 6.400%, 01/20/2040		570,000	655,500	0.12
Qatar (Rep of) 5.750%, 01/20/2042		288,000	306,720	0.05
			962,220	0.17
Romania (Cost $6,548,110)
Romania (Rep of) 5.850%, 07/28/2014	RON	2,930,000	893,971	0.16
Romania (Rep of) 5.900%, 07/26/2017	RON	1,460,000	457,336	0.08
Romania (Rep of) 5.600%, 11/28/2018	RON	200,000	62,032	0.01
Romania (Rep of) 5.750%, 04/29/2020	RON	800,000	248,332	0.05
Romania (Rep of) 6.750%, 02/07/2022		1,668,000	1,881,004	0.34
Romania (Rep of) 5.850%, 04/26/2023	RON	520,000	165,046	0.03
Romania (Rep of) 4.375%, 08/22/2023		1,368,000	1,313,622	0.24
Romania Treasury Bills 5.767%, 01/08/2014(2)	RON	5,250,000	1,552,219	0.28
			6,573,562	1.19
Russian Federation (Cost $68,057,315)
Alfa Bank OJSC Via Alfa Bond Issuance PLC 7.500%, 09/26/2019		1,400,000	1,466,500	0.26
Brunswick Rail Finance Ltd. 6.500%, 11/01/2017		1,450,000	1,435,500	0.26
CEDC Finance Corp. International, Inc., FRN 8.000%, 04/30/2018		2,723,103	2,398,754	0.43
CEDC Finance Corp. International, Inc. 10.000%, 04/30/2018		674,617	528,158	0.10
Credit Bank of Moscow Via CBOM Finance PLC 7.700%, 02/01/2018		2,600,000	2,691,520	0.49
Evraz Group S.A. 6.750%, 04/27/2018		1,750,000	1,697,500	0.31
Far East Capital Ltd. S.A. 8.000%, 05/02/2018		3,450,000	3,243,000	0.59
Far East Capital Ltd. S.A. 8.750%, 05/02/2020		1,350,000	1,269,000	0.23
Metalloinvest Finance Ltd. 6.500%, 07/21/2016		500,000	523,750	0.09
Mobile Telesystems OJSC 8.150%, 11/03/2020	RUB	15,250,000	466,594	0.08
MTS International Funding Ltd. 8.625%, 06/22/2020		3,500,000	4,130,000	0.75
Promsvyazbank OJSC Via PSB Finance S.A. 8.500%, 04/25/2017		400,000	427,000	0.08
Promsvyazbank OJSC Via PSB Finance S.A. 10.200%, 11/06/2019		2,050,000	2,186,222	0.40
Russian Agricultural Bank OJSC Via RSHB Capital S.A. 7.750%, 05/29/2018		510,000	573,750	0.10
Russian Federal Bond - OFZ 6.900%, 08/03/2016	RUB	14,630,000	450,953	0.08
Russian Federal Bond - OFZ 7.400%, 04/19/2017	RUB	209,769,000	6,577,257	1.19
Russian Federal Bond - OFZ 7.400%, 06/14/2017	RUB	106,205,000	3,334,866	0.60
Russian Federal Bond - OFZ 6.200%, 01/31/2018	RUB	63,300,000	1,903,173	0.34
Russian Federal Bond - OFZ 7.500%, 03/15/2018	RUB	42,484,000	1,344,211	0.24

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Russian Federation - (continued)
Russian Federal Bond - OFZ 7.500%, 02/27/2019	RUB	49,916,000	$1,572,676	0.28
Russian Federal Bond - OFZ 6.800%, 12/11/2019	RUB	74,770,000	2,263,867	0.41
Russian Federal Bond - OFZ 7.600%, 04/14/2021	RUB	84,700,000	2,662,172	0.48
Russian Federal Bond - OFZ 7.600%, 07/20/2022	RUB	24,587,000	764,579	0.14
Russian Federal Bond - OFZ 7.000%, 01/25/2023	RUB	7,973,000	235,720	0.04
Russian Federal Bond - OFZ 8.150%, 02/03/2027	RUB	26,229,000	827,572	0.15
Russian Federal Bond - OFZ 7.050%, 01/19/2028	RUB	24,684,000	698,325	0.13
Russian Foreign Bond - Eurobond 5.000%, 04/29/2020		400,000	433,000	0.08
Russian Foreign Bond - Eurobond 12.750%, 06/24/2028		147,000	254,310	0.05
Russian Foreign Bond - Eurobond 7.500%, 03/31/2030		2,626,125	3,079,132	0.56
Russian Foreign Bond - Eurobond 5.625%, 04/04/2042		1,000,000	1,032,500	0.19
Russian Standard Bank Via Russian Standard Finance S.A. 9.250%, 07/11/2017		2,000,000	2,130,000	0.38
Sibmetinvest OOO 13.500%, 10/10/2019	RUB	23,250,000	749,101	0.14
SUEK Finance 8.250%, 06/26/2020	RUB	25,500,000	773,630	0.14
TMK OAO Via TMK Capital S.A. 7.750%, 01/27/2018		3,400,000	3,527,500	0.64
TMK OAO Via TMK Capital S.A. 6.750%, 04/03/2020		600,000	582,750	0.10
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 7.748%, 02/02/2021		4,900,000	5,230,750	0.95
VimpelCom Holdings B.V. 9.000%, 02/13/2018	RUB	25,000,000	762,253	0.14
Vnesheconombank Via VEB Finance PLC 5.450%, 11/22/2017		317,000	336,812	0.06
Vnesheconombank Via VEB Finance PLC 6.902%, 07/09/2020		1,682,000	1,884,176	0.34
Vnesheconombank Via VEB Finance PLC 6.800%, 11/22/2025		355,000	383,400	0.07
			66,831,933	12.09
Senegal (Cost $682,828)
Senegal (Rep of) 8.750%, 05/13/2021		600,000	627,000	0.11
			627,000	0.11
Serbia (Cost $1,254,178)
Serbia (Rep of) 4.875%, 02/25/2020		400,000	368,080	0.06
Serbia (Rep of) 7.250%, 09/28/2021		800,000	818,160	0.15
			1,186,240	0.21
Singapore (Cost $3,058,080)
MMI International Ltd. 8.000%, 03/01/2017		1,300,000	1,306,500	0.24
Olam International Ltd. 6.000%, 10/25/2022	SGD	1,250,000	849,527	0.15
Singapore (Rep of) 2.750%, 07/01/2023	SGD	1,000,000	804,964	0.15
			2,960,991	0.54
South Africa (Cost $24,223,693)
Edcon Pty Ltd. 9.500%, 03/01/2018	EUR	2,850,000	3,067,678	0.55
South Africa (Rep of) 8.250%, 09/15/2017	ZAR	36,000,000	3,826,097	0.69
South Africa (Rep of) 8.000%, 12/21/2018	ZAR	22,800,000	2,407,063	0.44
South Africa (Rep of) 6.875%, 05/27/2019		490,000	563,500	0.10
South Africa (Rep of) 5.500%, 03/09/2020		919,000	984,479	0.18
South Africa (Rep of) 5.875%, 05/30/2022		320,000	345,600	0.06
South Africa (Rep of) 7.750%, 02/28/2023	ZAR	34,100,000	3,438,170	0.62
South Africa (Rep of) 10.500%, 12/21/2026	ZAR	15,400,000	1,852,589	0.34
South Africa (Rep of) 7.000%, 02/28/2031	ZAR	31,840,000	2,728,000	0.49
South Africa (Rep of) 6.250%, 03/31/2036	ZAR	8,140,000	611,216	0.11
South Africa (Rep of) 6.500%, 02/28/2041	ZAR	7,900,000	590,144	0.11
South Africa (Rep of) 6.250%, 03/08/2041		450,000	472,500	0.09
South Africa (Rep of) 8.750%, 02/28/2048	ZAR	4,700,000	$453,940	0.08
			21,340,976	3.86

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Sri Lanka (Cost $1,748,882)
Bank of Ceylon 6.875%, 05/03/2017		200,000	206,000	0.04
Sri Lanka (Rep of) 7.400%, 01/22/2015		100,000	105,500	0.02
Sri Lanka (Rep of) 6.250%, 10/04/2020		735,000	736,838	0.13
Sri Lanka (Rep of) 6.250%, 07/27/2021		420,000	420,000	0.08
Sri Lanka (Rep of) 5.875%, 07/25/2022		200,000	192,000	0.03
			1,660,338	0.30
Thailand (Cost $6,590,860)
Thailand (Govt of) 1.200%, 07/14/2021	THB	23,900,000	785,089	0.14
Thailand (Govt of) 3.650%, 12/17/2021	THB	73,400,000	2,307,921	0.42
Thailand (Govt of) 3.625%, 06/16/2023	THB	29,100,000	903,607	0.16
Thailand (Govt of) 3.580%, 12/17/2027	THB	29,500,000	878,289	0.16
Thailand (Govt of) 1.250%, 03/12/2028	THB	17,800,000	550,995	0.10
Thailand (Rep of) 3.875%, 06/13/2019	THB	21,000,000	680,156	0.12
			6,106,057	1.10
Turkey (Cost $19,884,872)
Ronesans Holding, FRN 9.000%, 12/18/2015	TRY	610,000	315,091	0.06
Turkey (Rep of) 9.000%, 05/21/2014	TRY	2,500,000	1,843,847	0.33
Turkey (Rep of) 7.000%, 09/26/2016		321,000	357,915	0.06
Turkey (Rep of) 7.500%, 07/14/2017		350,000	401,625	0.07
Turkey (Rep of) 6.750%, 04/03/2018		1,068,000	1,198,830	0.22
Turkey (Rep of) 7.000%, 03/11/2019		510,000	581,400	0.11
Turkey (Rep of) 7.500%, 11/07/2019		290,000	339,300	0.06
Turkey (Rep of) 4.000%, 04/01/2020	TRY	1,600,000	1,102,735	0.20
Turkey (Rep of) 5.625%, 03/30/2021		530,000	559,150	0.10
Turkey (Rep of) 9.500%, 01/12/2022	TRY	1,750,000	912,988	0.17
Turkey (Rep of) 3.000%, 02/23/2022	TRY	6,500,000	3,647,255	0.66
Turkey (Rep of) 8.500%, 09/14/2022	TRY	2,660,000	1,298,432	0.23
Turkey (Rep of) 7.100%, 03/08/2023	TRY	800,000	359,513	0.07
Turkey (Rep of) 3.250%, 03/23/2023		250,000	216,250	0.04
Turkey (Rep of) 7.375%, 02/05/2025		827,000	951,050	0.17
Turkey (Rep of) 11.875%, 01/15/2030		305,000	495,625	0.09
Turkey (Rep of) 8.000%, 02/14/2034		389,000	471,663	0.09
Turkey (Rep of) 6.875%, 03/17/2036		620,000	668,050	0.12
Turkey (Rep of) 7.250%, 03/05/2038		255,000	288,150	0.05
Turkey (Rep of) 6.750%, 05/30/2040		487,000	518,655	0.09
Turkey (Rep of) 6.000%, 01/14/2041		600,000	579,000	0.10
Turkey (Rep of) 4.875%, 04/16/2043		450,000	374,625	0.07
			17,481,149	3.16
Ukraine (Cost $30,298,447)
DTEK Finance PLC 7.875%, 04/04/2018		3,993,000	3,858,236	0.70
Ferrexpo Finance PLC 7.875%, 04/07/2016		2,700,000	2,528,955	0.46
Metinvest B.V. 10.250%, 05/20/2015		5,700,000	5,872,140	1.06
Metinvest B.V. 8.750%, 02/14/2018		350,000	336,945	0.06
MHP S.A. 10.250%, 04/29/2015		1,868,000	1,970,759	0.36
MHP S.A. 8.250%, 04/02/2020		3,350,000	3,073,625	0.56
Mriya Agro Holding PLC 9.450%, 04/19/2018		2,100,000	1,953,000	0.35
National JSC Naftogaz of Ukraine 9.500%, 09/30/2014		1,225,000	1,223,469	0.22
Oschadbank Via SSB #1 PLC 8.250%, 03/10/2016		600,000	562,500	0.10
Oschadbank Via SSB #1 PLC 8.875%, 03/20/2018		400,000	353,000	0.06

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Ukraine - (continued)
Privatbank CJSC Via UK SPV Credit Finance PLC 9.375%, 09/23/2015		600,000	$567,000	0.10
State Export-Import Bank of Ukraine JSC via Biz Finance PLC 8.750%, 01/22/2018		1,170,000	1,041,300	0.19
Ukraine (Govt of) 6.250%, 06/17/2016		200,000	187,500	0.03
Ukraine (Govt of) 9.250%, 07/24/2017		1,475,000	1,473,112	0.27
Ukraine (Govt of) 7.750%, 09/23/2020		890,000	814,350	0.15
Ukraine (Govt of) 7.950%, 02/23/2021		330,000	303,996	0.06
Ukraine (Govt of) 7.800%, 11/28/2022		1,570,000	1,409,075	0.26
Ukraine (Govt of) 7.500%, 04/17/2023		250,000	218,437	0.04
Ukraine Railways via Shortline PLC 9.500%, 05/21/2018(4)		200,000	187,500	0.03
Ukrlandfarming PLC 10.875%, 03/26/2018		1,410,000	1,346,550	0.24
			29,281,449	5.30
United Arab Emirates (Cost $20,608,430)
Anka a Sukuk Ltd. 10.000%, 08/25/2016	AED	3,000,000	853,526	0.15
Dana Gas Sukuk Ltd. 7.000%, 10/31/2017		900,000	864,306	0.16
Dana Gas Sukuk Ltd. 9.000%, 10/31/2017		1,200,000	1,182,456	0.21
DP World Ltd. 6.850%, 07/02/2037		3,400,000	3,434,000	0.62
DP World Sukuk Ltd. 6.250%, 07/02/2017		2,450,000	2,682,750	0.49
Dubai DOF Sukuk Ltd. 6.450%, 05/02/2022		200,000	217,000	0.04
Dubai Holding Commercial Operations MTN Ltd. 4.750%, 01/30/2014	EUR	2,950,000	3,934,344	0.71
Dubai Holding Commercial Operations MTN Ltd. 6.000%, 02/01/2017	GBP	1,650,000	2,553,988	0.46
Emaar Sukuk Ltd. 6.400%, 07/18/2019		1,350,000	1,441,125	0.26
Emirate of Dubai Government International Bonds 7.750%, 10/05/2020		2,720,000	3,182,400	0.58
Emirate of Dubai Government International Bonds 5.250%, 01/30/2043		250,000	213,750	0.04
			20,559,645	3.72
Uruguay (Cost $5,529,779)
Uruguay (Rep of) 5.000%, 09/14/2018	UYU	12,120,000	1,048,585	0.19
Uruguay (Rep of) 8.000%, 11/18/2022		604,854	783,286	0.14
Uruguay (Rep of) 8.000%, 11/18/2022		50,000	64,750	0.01
Uruguay (Rep of) 4.250%, 04/05/2027	UYU	4,550,000	373,817	0.07
Uruguay (Rep of) 4.375%, 12/15/2028	UYU	11,490,000	675,693	0.12
Uruguay (Rep of) 7.875%, 01/15/2033		621,000	810,405	0.15
Uruguay (Rep of) 7.625%, 03/21/2036		520,000	676,000	0.12
Uruguay (Rep of) 3.700%, 06/26/2037	UYU	4,940,000	369,921	0.07
Uruguay (Rep of) 4.125%, 11/20/2045		426,300	343,171	0.06
Uruguay Notas del Tesoro 9.000%, 01/27/2014	UYU	100,000	4,689	—
Uruguay Notas del Tesoro 3.250%, 01/27/2019	UYU	100,000	12,575	—
			5,162,892	0.93
Venezuela (Cost $9,029,831)
Petroleos de Venezuela S.A. 5.250%, 04/12/2017		370,000	303,400	0.05
Petroleos de Venezuela S.A. 12.750%, 02/17/2022		230,000	228,850	0.04
Petroleos de Venezuela S.A. 5.375%, 04/12/2027		1,035,000	602,888	0.11
Petroleos de Venezuela S.A. 5.500%, 04/12/2037		264,000	150,480	0.03
Venezuela (Rep of) 8.500%, 10/08/2014		194,000	194,970	0.04
Venezuela (Rep of) 7.750%, 10/13/2019		420,000	352,800	0.06
Venezuela (Rep of) 6.000%, 12/09/2020		340,000	250,750	0.05
Venezuela (Rep of) 12.750%, 08/23/2022		806,000	822,120	0.15

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Venezuela - (continued)
Venezuela (Rep of) 9.000%, 05/07/2023		460,000	$380,650	0.07
Venezuela (Rep of) 8.250%, 10/13/2024		378,000	291,060	0.05
Venezuela (Rep of) 7.650%, 04/21/2025		315,000	234,675	0.04
Venezuela (Rep of) 11.750%, 10/21/2026		2,037,000	1,924,965	0.35
Venezuela (Rep of) 9.250%, 09/15/2027		524,000	434,920	0.08
Venezuela (Rep of) 9.250%, 05/07/2028		655,000	530,550	0.10
Venezuela (Rep of) 11.950%, 08/05/2031		1,785,200	1,687,014	0.30
			8,390,092	1.52
Vietnam (Cost $1,178,772)
Vietnam (Rep of) 6.875%, 01/15/2016		420,000	451,500	0.08
Vietnam (Rep of) 6.750%, 01/29/2020		643,000	704,085	0.13
			1,155,585	0.21
Zambia (Cost $301,204)
Zambia (Rep of) 5.375%, 09/20/2022		300,000	264,750	0.05
			264,750	0.05
Total Debt Securities (Cost $485,210,694)			454,181,612	82.15

	Currency(1)	Shares	Value	% of Net Assets
Equity Securities

China (Cost $ — )
Emerald Plantation Holdings Ltd.		308,246	$64,732	0.01
			64,732	0.01
Kazakhstan (Cost $624,700)
BTA Bank JSC GDR (Registered)		34,532	29,283	0.01
			29,283	0.01
Total Equity Securities (Cost $624,700)			94,015	0.02

	Currency(1)	Number of Contracts	Value	% of Net Assets
Purchased Options

United States (Cost $596,983)
Euro Volatility Quoted American Style Options, Exp. 11/08/2013, Strike Price $1.26	EUR	9,400,000	$48,789	0.01
Euro Volatility Quoted American Style Options, Exp. 10/04/2013, Strike Price $1.28	EUR	9,400,000	43,488	0.01
Euro Volatility Quoted American Style Options, Exp. 09/11/2013, Strike Price $1.27	EUR	9,300,000	15,641	—
Total Purchased Options (Cost $596,983)			107,918	0.02

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

	Currency(1)	Number of Warrants	Value	% of Net Assets
Warrants

China (Cost $27,482)
Far East Energy Bermuda Ltd., Exp. 08/23/2014, Strike Price $11.92		1,308,684	$164,894	0.03

Total Warrants (Cost $27,482)			164,894	0.03

	Currency(1)	Par	Value	% of Net Assets
Short-Term Investments

Riyad Bank London, Time Deposit 0.120%, 08/07/2013		25,000,000	$25,000,000	4.52
Total Short-Term Investments (Cost $25,000,000)			25,000,000	4.52

Total Investments in Securities (Cost $511,459,859)			479,548,439	86.74

Fully Funded Total Return Swaps

India (Cost $3,149,443)
India Government Bond 7.490% 04/16/2017	INR	1,130,000	17,786	—
India Government Bond 8.070% 07/03/2017	INR	121,000,000	1,942,169	0.35
India Government Bond 8.070% 07/03/2017	INR	14,000,000	224,714	0.04
India Government Bond 7.830% 04/11/2018	INR	11,700,000	184,593	0.04
Rural Electrification Corp. Ltd. 9.350% 10/19/2016	INR	18,000,000	292,882	0.05
			2,662,144	0.48
Indonesia (Cost $9,857,753)
Indonesia (Rep of) 12.800% 06/15/2021	IDR	15,700,000,000	1,970,383	0.36
Indonesia (Rep of) 11.000% 09/15/2025	IDR	1,200,000,000	142,676	0.03
Indonesia (Rep of) 8.375% 09/15/2026	IDR	9,100,000,000	901,523	0.16
Indonesia (Rep of) 7.000% 05/15/2027	IDR	10,400,000,000	922,566	0.17
Indonesia (Rep of) 10.500% 08/15/2030	IDR	27,300,000,000	3,211,112	0.58
Indonesia (Rep of) 9.500% 07/15/2031	IDR	7,100,000,000	773,110	0.14
			7,921,370	1.44
Total Fully Funded Total Return Swaps (Cost $13,007,196)			10,583,514	1.92

Total Investments (Total Cost $524,467,055)			490,131,953	88.66

Other Assets Less Liabilities			62,709,145	11.34

Net Assets			$552,841,098	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Zero coupon bond reflects effective yield on the date of purchase.
(3)	Security determined to be illiquid by the Investment Manager.
(4)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(5)	Security has been deemed worthless and is a Level 3 investment.
(6)	Issuer has defaulted on terms of debt obligation.

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

At July 31, 2013, the Ashmore Emerging Markets Total Return Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/01/2013	Northern Trust Securities	United States Dollar	1,110,000	Russian Ruble	35,148,150	$43,660
08/01/2013	Union Bank of Switzerland - London	United States Dollar	3,950,000	Russian Ruble	125,313,750	148,178
08/02/2013	Barclays Wholesale GTS	Brazilian Real	734,943	United States Dollar	330,000	(7,847)
08/02/2013	Barclays Wholesale GTS	Brazilian Real	2,127,430	United States Dollar	950,000	(17,469)
08/02/2013	Barclays Wholesale GTS	Brazilian Real	2,143,699	United States Dollar	960,000	(20,337)
08/02/2013	Citibank London	Brazilian Real	5,615,749	United States Dollar	2,497,165	(35,574)
08/02/2013	CSFB Global Foreign Exchange London	Brazilian Real	5,615,750	United States Dollar	2,493,894	(32,303)
08/02/2013	Deutsche Bank London	Brazilian Real	1,531,148	United States Dollar	673,180	(2,021)
08/02/2013	Deutsche Bank London	Brazilian Real	4,397,473	United States Dollar	1,970,000	(42,425)
08/02/2013	Union Bank of Switzerland - London	Brazilian Real	5,181,000	United States Dollar	2,304,203	(33,179)
08/02/2013	Goldman Sachs International Ltd. London	United States Dollar	4,374,521	Brazilian Real	8,858,186	491,651
08/02/2013	Morgan Stanley & Co. International	United States Dollar	4,808,753	Brazilian Real	9,739,889	539,400
08/02/2013	Union Bank of Switzerland - London	United States Dollar	4,299,954	Brazilian Real	8,749,117	464,893
08/06/2013	Citibank London	Chilean Peso	974,610,000	United States Dollar	1,915,131	(20,249)
08/06/2013	Union Bank of Switzerland - London	Chilean Peso	118,962,500	United States Dollar	232,826	(1,534)
08/06/2013	HSBC Bank PLC	United States Dollar	2,180,168	Chilean Peso	1,093,572,500	53,995
08/12/2013	Goldman Sachs International Ltd. London	Chinese Yuan Renminbi	64,086,379	United States Dollar	10,365,771	49,368
08/12/2013	HSBC Bank PLC	Chinese Yuan Renminbi	1,922,470	United States Dollar	311,180	1,254
08/12/2013	Citibank London	Malaysian Ringgit	3,630,000	United States Dollar	1,210,000	(92,044)
08/12/2013	Citibank London	Malaysian Ringgit	5,082,626	United States Dollar	1,700,000	(134,668)
08/12/2013	Union Bank of Switzerland - London	Malaysian Ringgit	2,609,652	United States Dollar	817,560	(13,847)
08/12/2013	Deutsche Bank London	United States Dollar	1,400,000	Chinese Yuan Renminbi	8,661,800	(7,692)
08/12/2013	Deutsche Bank London	United States Dollar	1,520,000	Chinese Yuan Renminbi	9,428,560	(12,303)
08/12/2013	HSBC Bank PLC	United States Dollar	620,000	Chinese Yuan Renminbi	3,833,770	(3,054)
08/12/2013	HSBC Bank PLC	United States Dollar	460,000	Chinese Yuan Renminbi	2,849,470	(3,088)
08/12/2013	Standard Chartered London	United States Dollar	700,000	Chinese Yuan Renminbi	4,335,100	(4,528)
08/12/2013	Union Bank of Switzerland - London	United States Dollar	2,933,130	Malaysian Ringgit	9,420,626	31,794
08/15/2013	Deutsche Bank London	Thai Baht	22,000,000	United States Dollar	706,827	(4,605)
08/15/2013	HSBC Bank PLC	Thai Baht	26,368,881	United States Dollar	846,459	(4,785)
08/15/2013	Standard Chartered London	Thai Baht	22,175,393	United States Dollar	715,070	(7,249)
08/19/2013	Union Bank of Switzerland - London	Chilean Peso	593,187,900	United States Dollar	1,179,300	(28,371)
08/19/2013	Chase Manhattan Bank London	Indonesian Rupiah	1,800,000,000	United States Dollar	176,298	(2,780)
08/19/2013	Deutsche Bank London	Indonesian Rupiah	14,892,000,000	United States Dollar	1,460,000	(24,426)
08/19/2013	Union Bank of Switzerland - London	Indonesian Rupiah	2,700,000,000	United States Dollar	265,539	(5,262)
08/19/2013	CSFB Global Foreign Exchange London	United States Dollar	3,010,000	Russian Ruble	98,697,900	27,468
08/19/2013	Union Bank of Switzerland - London	United States Dollar	3,826,257	Russian Ruble	125,313,750	39,426
08/19/2013	Union Bank of Switzerland - London	United States Dollar	2,890,000	Russian Ruble	94,965,400	20,260
08/20/2013	Deutsche Bank London	Colombian Peso	513,135,000	United States Dollar	271,500	(1,298)
08/20/2013	Deutsche Bank London	Colombian Peso	1,199,026,200	United States Dollar	633,400	(2,028)
08/20/2013	Deutsche Bank London	Colombian Peso	808,830,000	United States Dollar	430,000	(4,094)
08/20/2013	Citibank London	United States Dollar	4,045,318	Colombian Peso	7,664,259,851	9,541
08/21/2013	Barclays Wholesale GTS	Russian Ruble	15,032,488	United States Dollar	469,685	(15,610)
08/21/2013	CSFB Global Foreign Exchange London	United States Dollar	1,910,000	Russian Ruble	62,743,500	14,757
08/22/2013	Deutsche Bank London	Indonesian Rupiah	1,600,000,000	United States Dollar	155,566	(1,557)
08/22/2013	Standard Chartered London	Indonesian Rupiah	5,000,000,000	United States Dollar	490,533	(9,253)
08/22/2013	Union Bank of Switzerland - London	Indonesian Rupiah	1,531,191,600	United States Dollar	150,043	(2,657)
08/22/2013	Deutsche Bank London	Malaysian Ringgit	5,744,700	United States Dollar	1,800,000	(32,126)
08/22/2013	Barclays Wholesale GTS	Russian Ruble	127,074,047	United States Dollar	3,890,000	(52,375)
08/22/2013	Deutsche Bank London	United States Dollar	180,000	Malaysian Ringgit	574,470	3,213
08/22/2013	CSFB Global Foreign Exchange London	United States Dollar	1,840,762	Russian Ruble	60,252,750	21,135
08/23/2013	Barclays Wholesale GTS	Mexican Peso	55,599,767	United States Dollar	4,313,403	29,203
08/23/2013	Deutsche Bank London	Mexican Peso	25,140,332	United States Dollar	1,960,000	3,580
08/23/2013	Deutsche Bank London	Mexican Peso	11,843,630	United States Dollar	945,275	(20,231)
08/23/2013	Goldman Sachs International Ltd. London	Mexican Peso	48,225,561	United States Dollar	3,711,600	55,046
08/23/2013	Deutsche Bank London	Peruvian Neuevo Sol	784,781	United States Dollar	282,113	(2,276)
08/23/2013	Deutsche Bank London	Philippine Peso	8,614,421	United States Dollar	198,810	(160)

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/23/2013	Chase Manhattan Bank London	Taiwan Dollar	90,000,000	United States Dollar	2,997,003	$1,397
08/23/2013	Goldman Sachs International Ltd. London	Taiwan Dollar	86,295,634	United States Dollar	2,873,169	1,818
08/23/2013	Union Bank of Switzerland - London	Taiwan Dollar	11,762,625	United States Dollar	393,200	(1,322)
08/23/2013	Union Bank of Switzerland - London	United States Dollar	1,212,700	Mexican Peso	15,734,419	(16,233)
08/29/2013	Union Bank of Switzerland - London	Israeli Shekel	5,107,950	United States Dollar	1,372,654	59,445
08/29/2013	Deutsche Bank London	Turkish Lira	3,694,204	United States Dollar	1,965,619	(68,535)
08/29/2013	Goldman Sachs International Ltd. London	Turkish Lira	1,146,806	United States Dollar	614,580	(25,661)
08/29/2013	Goldman Sachs International Ltd. London	United States Dollar	200,000	Israeli Shekel	739,809	(7,418)
08/29/2013	Union Bank of Switzerland - London	United States Dollar	220,000	Israeli Shekel	798,660	(3,918)
08/29/2013	HSBC Bank PLC	United States Dollar	1,700,000	Turkish Lira	3,200,114	56,646
08/29/2013	HSBC Bank PLC	United States Dollar	2,422,105	Turkish Lira	4,684,594	16,426
08/30/2013	Union Bank of Switzerland - London	Czech Koruna	8,000,200	United States Dollar	400,000	10,216
08/30/2013	HSBC Bank PLC	Hungarian Forint	250,627,989	United States Dollar	1,110,694	29
08/30/2013	Chase Manhattan Bank London	Indian Rupee	250,477,107	United States Dollar	4,125,457	(34,365)
08/30/2013	Deutsche Bank London	Indian Rupee	126,381,340	United States Dollar	2,115,700	(51,489)
08/30/2013	HSBC Bank PLC	Malaysian Ringgit	716,650	United States Dollar	220,000	406
08/30/2013	HSBC Bank PLC	Malaysian Ringgit	3,700,000	United States Dollar	1,195,592	(57,656)
08/30/2013	Barclays Wholesale GTS	Polish Zloty	5,723,491	United States Dollar	1,738,342	48,842
08/30/2013	Barclays Wholesale GTS	Polish Zloty	4,643,033	United States Dollar	1,421,943	27,864
08/30/2013	Citibank London	Romanian Leu	9,447,605	United States Dollar	2,773,975	63,484
08/30/2013	HSBC Bank PLC	Romanian Leu	1,727,856	United States Dollar	500,610	18,328
08/30/2013	Barclays Wholesale GTS	Russian Ruble	45,560,246	United States Dollar	1,425,696	(52,075)
08/30/2013	HSBC Bank PLC	Russian Ruble	16,279,780	United States Dollar	497,237	(6,409)
08/30/2013	HSBC Bank PLC	Russian Ruble	133,875,691	United States Dollar	4,176,437	(140,146)
08/30/2013	Deutsche Bank London	Singapore Dollar	6,042,947	United States Dollar	4,786,341	(31,185)
08/30/2013	Morgan Stanley & Co. International	Singapore Dollar	2,390,195	United States Dollar	1,905,623	(24,795)
08/30/2013	Union Bank of Switzerland - London	Singapore Dollar	520,970	United States Dollar	410,900	(952)
08/30/2013	Deutsche Bank London	South African Rand	19,524,448	United States Dollar	1,900,000	70,186
08/30/2013	Deutsche Bank London	South African Rand	1,930,500	United States Dollar	195,657	(852)
08/30/2013	Goldman Sachs International Ltd. London	South African Rand	8,960,981	United States Dollar	900,000	4,241
08/30/2013	HSBC Bank PLC	South African Rand	5,079,906	United States Dollar	510,000	2,607
08/30/2013	Union Bank of Switzerland - London	South African Rand	4,238,833	United States Dollar	430,000	(2,265)
08/30/2013	Union Bank of Switzerland - London	South African Rand	9,853,540	United States Dollar	1,000,000	(5,692)
08/30/2013	CSFB Global Foreign Exchange London	United States Dollar	1,100,000	Czech Koruna	21,123,971	16,852
08/30/2013	Deutsche Bank London	United States Dollar	357,627	Czech Koruna	7,240,031	(13,611)
08/30/2013	Barclays Wholesale GTS	United States Dollar	1,231,895	Hungarian Forint	281,124,181	(13,979)
08/30/2013	Deutsche Bank London	United States Dollar	520,000	Hungarian Forint	116,869,532	2,062
08/30/2013	Union Bank of Switzerland - London	United States Dollar	260,000	Hungarian Forint	56,928,092	7,708
08/30/2013	Union Bank of Switzerland - London	United States Dollar	520,000	Hungarian Forint	116,814,828	2,305
08/30/2013	Union Bank of Switzerland - London	United States Dollar	1,150,945	Malaysian Ringgit	3,700,000	13,009
08/30/2013	Barclays Wholesale GTS	United States Dollar	560,000	Polish Zloty	1,794,542	(353)
08/30/2013	Barclays Wholesale GTS	United States Dollar	646,172	Polish Zloty	2,070,684	(280)
08/30/2013	Barclays Wholesale GTS	United States Dollar	560,000	Polish Zloty	1,794,542	(243)
08/30/2013	Union Bank of Switzerland - London	United States Dollar	330,000	Polish Zloty	1,048,457	2,615
08/30/2013	Union Bank of Switzerland - London	United States Dollar	1,830,000	Polish Zloty	6,002,034	(44,160)
08/30/2013	Deutsche Bank London	United States Dollar	710,000	Romanian Leu	2,406,701	(12,820)
08/30/2013	HSBC Bank PLC	United States Dollar	1,010,000	Romanian Leu	3,394,540	(9,504)
08/30/2013	Barclays Wholesale GTS	United States Dollar	2,340,000	Russian Ruble	74,915,100	81,344
08/30/2013	Barclays Wholesale GTS	United States Dollar	250,000	Russian Ruble	8,290,625	41
08/30/2013	CSFB Global Foreign Exchange London	United States Dollar	420,000	Russian Ruble	13,494,086	13,159
08/30/2013	HSBC Bank PLC	United States Dollar	1,061,525	Russian Ruble	35,148,150	1,824
08/30/2013	HSBC Bank PLC	United States Dollar	788,056	Singapore Dollar	1,000,000	1,163
08/30/2013	CSFB Global Foreign Exchange London	United States Dollar	2,947,128	South African Rand	28,400,000	81,321
08/30/2013	Deutsche Bank London	United States Dollar	2,000,000	South African Rand	20,595,400	(78,255)
09/03/2013	CSFB Global Foreign Exchange London	United States Dollar	2,478,266	Brazilian Real	5,615,750	35,488
09/04/2013	Barclays Wholesale GTS	Brazilian Real	19,316,782	United States Dollar	9,358,906	(958,070)
09/04/2013	HSBC Bank PLC	Brazilian Real	1,119,000	United States Dollar	500,000	(13,349)
09/04/2013	Union Bank of Switzerland - London	Brazilian Real	18,936,069	United States Dollar	9,387,303	(1,152,039)
09/04/2013	Bank of America Los Angeles	United States Dollar	7,497,912	Brazilian Real	15,627,148	701,691

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
09/04/2013	Citibank London	United States Dollar	2,481,002	Brazilian Real	5,615,749	$38,723
09/04/2013	Union Bank of Switzerland - London	United States Dollar	2,289,641	Brazilian Real	5,181,000	36,433
09/09/2013	Deutsche Bank London	Chilean Peso	904,627,209	United States Dollar	1,772,215	(22,502)
09/09/2013	Chase Manhattan Bank London	United States Dollar	2,086,656	Chilean Peso	1,057,100,000	42,033
09/13/2013	Goldman Sachs International Ltd. London	Mexican Peso	10,298,102	United States Dollar	812,100	(9,330)
09/13/2013	Goldman Sachs International Ltd. London	Mexican Peso	13,747,325	United States Dollar	1,087,100	(15,452)
09/13/2013	Goldman Sachs International Ltd. London	Mexican Peso	13,242,063	United States Dollar	1,048,818	(16,557)
09/16/2013	Union Bank of Switzerland - London	Argentine Peso	6,058,800	United States Dollar	1,053,704	(8,390)
09/18/2013	CSFB Global Foreign Exchange London	Argentine Peso	1,926,858	United States Dollar	300,000	31,648
09/20/2013	Citibank London	Thai Baht	49,544,669	United States Dollar	1,579,365	(1,178)
09/20/2013	HSBC Bank PLC	Thai Baht	50,000,000	United States Dollar	1,592,103	588
09/20/2013	HSBC Bank PLC	Thai Baht	13,805,000	United States Dollar	440,000	(258)
09/23/2013	Union Bank of Switzerland - London	Argentine Peso	2,044,800	United States Dollar	320,000	29,854
09/23/2013	Deutsche Bank London	Indonesian Rupiah	11,109,000,000	United States Dollar	1,050,000	3,811
09/23/2013	Morgan Stanley & Co. International	Indonesian Rupiah	3,566,746,150	United States Dollar	336,010	2,335
09/23/2013	Westpac Banking Corp.	United States Dollar	340,000	Indonesian Rupiah	3,585,300,000	(8,850)
09/25/2013	Citibank London	Argentine Peso	2,152,095	United States Dollar	330,000	37,330
09/27/2013	Union Bank of Switzerland - London	Argentine Peso	2,700,600	United States Dollar	420,000	39,846
09/27/2013	Citibank London	Turkish Lira	1,378,451	United States Dollar	697,703	6,525
09/27/2013	Deutsche Bank London	United States Dollar	660,000	Argentine Peso	3,900,600	(4,176)
09/30/2013	Citibank London	Argentine Peso	3,403,192	United States Dollar	520,000	57,430
09/30/2013	Deutsche Bank London	South African Rand	16,681,924	United States Dollar	1,686,515	(10,399)
09/30/2013	CSFB Global Foreign Exchange London	United States Dollar	4,345,523	South African Rand	44,635,911	(139,268)
10/02/2013	Morgan Stanley & Co. International	United States Dollar	3,975,647	Brazilian Real	9,116,557	33,762
10/03/2013	Citibank London	Argentine Peso	4,166,400	United States Dollar	640,000	64,516
10/17/2013	Citibank London	Argentine Peso	6,289,500	United States Dollar	1,050,000	(3,454)
10/21/2013	Barclays Wholesale GTS	United States Dollar	2,224,150	British Pound	1,463,898	(1,601)
10/21/2013	Barclays Wholesale GTS	United States Dollar	945,326	Euro	722,577	(16,248)
10/21/2013	Deutsche Bank London	United States Dollar	8,919,685	Euro	6,815,512	(150,089)
10/25/2013	Union Bank of Switzerland - London	United States Dollar	230,168	Chilean Peso	118,962,500	1,532
10/31/2013	Union Bank of Switzerland - London	Czech Koruna	78,893,749	United States Dollar	4,019,859	26,684
10/31/2013	Deutsche Bank London	Hungarian Forint	283,105,493	United States Dollar	1,247,161	587
10/31/2013	Barclays Wholesale GTS	Polish Zloty	13,040,272	United States Dollar	4,000,000	56,321
10/31/2013	Barclays Wholesale GTS	Polish Zloty	586,385	United States Dollar	182,654	(253)
10/31/2013	Goldman Sachs International Ltd. London	Russian Ruble	33,103,036	United States Dollar	1,008,484	(20,283)
10/31/2013	Deutsche Bank London	United States Dollar	5,789,131	Polish Zloty	18,772,992	(50,416)
10/31/2013	CSFB Global Foreign Exchange London	United States Dollar	6,586,241	Russian Ruble	216,351,426	127,659
10/31/2013	Deutsche Bank London	United States Dollar	491,679	Russian Ruble	16,143,050	9,772
12/16/2013	HSBC Bank PLC	United States Dollar	5,030,000	Chinese Offshore Yuan	31,321,760	(27,361)
04/13/2015	HSBC Bank PLC	Chinese Offshore Yuan	38,604,157	United States Dollar	5,775,607	316,006
04/13/2015	HSBC Bank PLC	Chinese Offshore Yuan	174,251	United States Dollar	26,573	923
04/13/2015	HSBC Bank PLC	United States Dollar	93,434	Chinese Offshore Yuan	612,369	(3,195)
04/13/2015	HSBC Bank PLC	United States Dollar	550,000	Chinese Offshore Yuan	3,554,650	(10,912)
04/13/2015	HSBC Bank PLC	United States Dollar	550,000	Chinese Offshore Yuan	3,565,925	(12,692)
04/13/2015	HSBC Bank PLC	United States Dollar	2,710,000	Chinese Offshore Yuan	17,596,030	(66,597)
04/13/2015	HSBC Bank PLC	United States Dollar	2,050,000	Chinese Offshore Yuan	13,449,435	(72,278)
05/04/2015	Standard Chartered London	Chinese Offshore Yuan	105,616,865	United States Dollar	16,100,132	551,680
05/04/2015	Standard Chartered London	Chinese Offshore Yuan	6,222,535	United States Dollar	939,109	41,951
05/04/2015	Standard Chartered London	United States Dollar	1,100,000	Chinese Offshore Yuan	7,158,800	(28,674)
05/04/2015	Standard Chartered London	United States Dollar	3,400,000	Chinese Offshore Yuan	22,343,100	(122,667)
05/04/2015	Standard Chartered London	United States Dollar	12,500,000	Chinese Offshore Yuan	82,337,500	(481,530)
07/17/2015	HSBC Bank PLC	Chinese Offshore Yuan	3,785,666	United States Dollar	564,393	30,672
07/17/2015	Standard Chartered London	Chinese Offshore Yuan	24,998,265	United States Dollar	3,761,400	168,050
07/17/2015	Standard Chartered London	Chinese Offshore Yuan	657,900	United States Dollar	100,038	3,377
07/17/2015	HSBC Bank PLC	United States Dollar	18,198	Chinese Offshore Yuan	119,651	(610)
07/17/2015	HSBC Bank PLC	United States Dollar	557,442	Chinese Offshore Yuan	3,666,015	(18,815)
07/17/2015	Standard Chartered London	United States Dollar	3,870,000	Chinese Offshore Yuan	25,656,165	(162,864)

Total						$130,552

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

At July 31, 2013, the Ashmore Emerging Markets Total Return Fund had open futures contracts as follows:

Description	Type	Expiration Month	#of Contracts	Unrealized Appreciation/ (Depreciation)
10-Year Korea Treasury Bond Futures	Long	09/2013	19	$(39,685)

At July 31, 2013, the Ashmore Emerging Markets Total Return Fund had the following interest rate swap contracts outstanding:

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Unrealized Gains/ (Losses)	Counterparty
11.032%	Brazil CETIP Interbank Deposit Rate	BRL	2,184,520	01/02/2017	$11,668	HSBC
10.380%	Brazil CETIP Interbank Deposit Rate	BRL	10,018,547	01/02/2017	(44,758)	HSBC

					$(33,090)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

Following is a summary of the inputs used in valuing the Ashmore Emerging Markets Corporate Debt Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stock	$—	$94,015	$—	$94,015
Corporate Bonds	—	203,840,252	—	203,840,252
Financial Certificates	—	7,774,307	—	7,774,307
Fully Funded Total Return Swaps	—	10,583,514	—	10,583,514
Government Agencies	—	2,568,950	—	2,568,950
Government Bonds	—	215,973,524	—	215,973,524
Index Linked Corporate Bonds	—	4,482,859	—	4,482,859
Index Linked Government Bonds	—	19,541,720	—	19,541,720
Purchased Options	—	107,918	—	107,918
Short-Term Investments	—	25,000,000	—	25,000,000
Warrants	—	164,894	—	164,894

Total Investments	$—	$490,131,953	$—	$490,131,953

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$5,150,387	$—	$5,150,387
Interest Rate Swap Contracts	—	11,668	—	11,668
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(5,019,835)	—	(5,019,835)
Futures Contracts	(39,685)	—	—	(39,685)
Interest Rate Swap Contracts	—	(44,758)	—	(44,758)

Total Other Financial Instruments	$(39,685)	$97,462	$—	$57,777

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2013, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

At July 31, 2013, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$524,937,797

Gross tax appreciation of investments	$4,152,806
Gross tax depreciation of investments	(38,958,650)

Net tax depreciation of investments	$(34,805,844)

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2013 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stock

Brazil (Cost $1,140,380)
ALL - America Latina Logistica S.A.	BRL	9,600	$37,115	0.42
Braskem S.A. ADR		4,543	69,871	0.79
Direcional Engenharia S.A.	BRL	5,900	34,914	0.39
Estacio Participacoes S.A.		6,000	46,341	0.52
Even Construtora e Incorporadora S.A.	BRL	7,500	27,911	0.32
Petroleo Brasileiro S.A.	BRL	16,400	110,563	1.25
Petroleo Brasileiro S.A. ADR		22,377	305,222	3.45
Vale S.A.	BRL	5,600	76,144	0.86
Vale S.A. ADR		9,868	135,389	1.53
			843,470	9.53
Chile (Cost $12,512)
Forus S.A.	CLP	3,085	17,951	0.20
			17,951	0.20
China (Cost $1,818,433)
AAC Technologies Holdings, Inc.		13,500	62,838	0.71
Anton Oilfield Services Group		82,000	51,068	0.58
Baidu, Inc. ADR		1,164	154,009	1.74
Beijing Enterprises Water Group Ltd.		122,000	49,394	0.56
Belle International Holdings Ltd.		34,000	49,100	0.55
China Dongxiang Group Co.		292,000	51,957	0.59
China Merchants Bank Co. Ltd., Class H		92,000	154,686	1.75
Chow Tai Fook Jewellery Group Ltd.		70,200	89,520	1.01
CITIC Securities Co. Ltd., Class H	HKD	47,500	89,297	1.01
CNOOC Ltd.	HKD	37,000	66,790	0.75
Hollysys Automation Technologies Ltd.		5,011	68,049	0.77
Honghua Group Ltd.		115,000	33,066	0.37
Industrial & Commercial Bank of China Ltd., Class H		366,000	240,678	2.72
Intime Retail Group Co. Ltd.		57,000	58,870	0.66
Nine Dragons Paper Holdings Ltd.		71,000	44,949	0.51
Ping An Insurance Group Co. of China Ltd., Class H		27,500	178,000	2.01
Shanghai Pharmaceuticals Holding Co. Ltd., Class H		44,700	92,909	1.05
Shimao Property Holdings Ltd.		17,500	36,870	0.42
Sinopec Engineering Group Co. Ltd.(2)	HKD	22,500	29,650	0.33
Sohu.com, Inc.		1,200	74,964	0.85
Xinjiang Goldwind Science & Technology Co. Ltd., Class H		29,400	16,490	0.18
ZTE Corp., Class H		36,200	62,919	0.71
			1,756,073	19.83
India (Cost $243,006)
ICICI Bank Ltd. ADR		1,227	40,221	0.46
Infosys Ltd. ADR		2,426	120,524	1.36
Reliance Industries Ltd. GDR(2)		2,514	72,076	0.81
			232,821	2.63
Indonesia (Cost $136,128)
Erajaya Swasembada Tbk PT	IDR	55,500	9,396	0.11
Indomobil Sukses Internasional Tbk PT	IDR	72,000	37,480	0.42
Perusahaan Gas Negara Persero Tbk PT	EUR	128,000	73,481	0.83
Timah Persero Tbk PT		170,500	19,078	0.21
			139,435	1.57
Malaysia (Cost $490,437)
CIMB Group Holdings Bhd.	MYR	23,700	57,497	0.65

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Malaysia - (continued)
DRB-Hicom Bhd.	MYR	84,700	$66,319	0.75
Gamuda Bhd.	MYR	38,800	56,932	0.64
Parkson Retail Group Ltd.	HKD	117,000	46,464	0.52
SP Setia Bhd.	MYR	19,800	20,386	0.23
Tenaga Nasional Bhd.	MYR	49,700	136,200	1.54
UEM Sunrise Bhd.		65,929	54,467	0.62
			438,265	4.95
Mexico (Cost $460,826)
Alpek S.A. de C.V.	MXN	26,126	59,154	0.67
Cemex S.A.B. de C.V. ADR (Participation Certificate)		14,689	169,070	1.91
Concentradora Fibra Hotelera Mexicana S.A. de C.V.		23,500	46,199	0.52
Empresas ICA S.A.B. de C.V. ADR		2,700	22,707	0.25
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.		12,000	41,348	0.47
Grupo Financiero Banorte S.A.B. de C.V., Series O		7,800	49,556	0.56
Ternium S.A. ADR		4,715	105,475	1.19
			493,509	5.57
Peru (Cost $81,983)
Credicorp Ltd.		690	81,965	0.93
			81,965	0.93
Philippines (Cost $41,147)
Bloomberry Resorts Corp.		163,100	44,690	0.50
			44,690	0.50
Russian Federation (Cost $831,112)
Aeroflot - Russian Airlines OJSC		58,300	103,482	1.17
Lukoil OAO ADR		3,626	213,934	2.41
NovaTek OAO GDR (Registered)		220	25,586	0.29
Sberbank of Russia ADR		36,341	419,012	4.73
Sistema JSFC GDR (Registered)		3,365	74,030	0.84
			836,044	9.44
South Africa (Cost $272,173)
Exxaro Resources Ltd.		3,005	46,515	0.53
Imperial Holdings Ltd.		2,493	52,033	0.59
Investec Ltd.		6,235	42,022	0.48
Sasol Ltd.		1,527	70,353	0.79
Steinhoff International Holdings Ltd.		23,815	63,246	0.71
			274,169	3.10
South Korea (Cost $1,935,953)
BS Financial Group, Inc.	KRW	6,140	87,720	0.99
Grand Korea Leisure Co. Ltd.	KRW	2,050	58,393	0.66
Hana Financial Group, Inc.	KRW	3,970	127,218	1.44
Hyundai Development Co.-Engineering & Construction	KRW	3,820	67,836	0.77
Hyundai Mobis Co. Ltd.	KRW	420	102,437	1.16
Hyundai Motor Co.	KRW	2,134	441,645	4.99
Kia Motors Corp.	KRW	2,357	133,646	1.51
Korean Reinsurance Co.		7,480	73,906	0.83
LG Chem Ltd.		388	97,395	1.10
LG Display Co. Ltd.		3,220	79,825	0.90
Lotte Chemical Corp.		210	31,778	0.36
Samsung Electronics Co. Ltd.	KRW	237	270,031	3.05
Samsung Engineering Co. Ltd.		836	58,565	0.66
Samsung Heavy Industries Co. Ltd.	KRW	3,270	116,284	1.31
SK Hynix, Inc.	KRW	2,420	58,592	0.66
			1,805,271	20.39

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Taiwan (Cost $737,027)
China Life Insurance Co. Ltd.	TWD	56,000	$57,426	0.65
Formosa Plastics Corp.	TWD	8,320	20,920	0.24
Hon Hai Precision Industry Co. Ltd.	TWD	11,327	29,388	0.33
Innolux Corp.		77,000	34,152	0.39
MediaTek, Inc.		15,000	180,081	2.03
Shin Kong Financial Holding Co. Ltd.		263,000	89,022	1.00
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	107,251	366,606	4.14
United Microelectronics Corp.	TWD	102,000	45,410	0.51
Wan Hai Lines Ltd.	TWD	34,000	18,198	0.21
			841,203	9.50
Thailand (Cost $128,954)
BEC World PCL (Registered)		15,600	30,652	0.35
Charoen Pokphand Foods PCL (Registered)		37,800	33,815	0.38
Thai Beverage PCL		102,000	43,341	0.49
			107,808	1.22
Turkey (Cost $39,359)
Turkiye Halk Bankasi A/S		4,462	33,535	0.38
			33,535	0.38
Total Common Stock (Cost $8,369,430)			7,946,209	89.74

Preferred Stock

Brazil (Cost $296,328)
Banco ABC Brasil S.A.	BRL	7,000	36,820	0.41
Cia Energetica de Minas Gerais ADR		5,142	47,615	0.54
Itau Unibanco Holding S.A. ADR		5,901	75,238	0.85
Usinas Siderurgicas de Minas Gerais S.A., Class A		16,700	63,759	0.72
			223,432	2.52
Total Preferred Stock (Cost $296,328)			223,432	2.52

Right

Bahrain
Banco ABC Brasil S.A.	BRL	167	167	—
			167	—
Total Right (Cost $ — )			167	—

Equity-Linked Securities

India (Cost $339,558)
Axis Bank Ltd., Issued by Merrill Lynch International(2)		3,219	54,769	0.62
Axis Bank Ltd., Issued by Merrill Lynch International		481	8,184	0.09
Hero Motocorp Ltd., Issued by JP Morgan Structured Products B.V.		1,994	59,664	0.68
Jaiprakash Associates Ltd., Issued by Merrill Lynch International(2)		53,701	31,927	0.36
Maruti Suzuki India Ltd., Issued by Merrill Lynch International		2,998	65,393	0.74
Tech Mahindra Ltd., Issued by Citigroup Global Markets(2)		2,554	52,348	0.59
			272,285	3.08

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Saudi Arabia (Cost $90,068)
Abdullah Al Othaim Markets, Issued by Credit Suisse		3,844	$120,433	1.36
			120,433	1.36
United Arab Emirates (Cost $119,702)
Aldar Properties PJSC, Issued by Merrill Lynch International		141,056	103,305	1.17
Union National Bank PJSC, Issued by JP Morgan Structured Products B.V.		28,000	40,403	0.45
			143,708	1.62
United Kingdom (Cost $96,668)
First Gulf Bank PJSC, Issued by HSBC Bank PLC		23,500	105,568	1.19
			105,568	1.19
Total Equity-Linked Securities (Cost $645,996)			641,994	7.25

Total Investments (Total Cost $9,311,754)			8,811,802	99.51

Other Assets Less Liabilities			43,304	0.49

Net Assets			$8,855,106	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

Percentages shown are based on net assets.

At July 31, 2013, the industry sectors for the Ashmore Emerging Markets Equity Fund were:

Industry	Percentage of Net Assets
Consumer Discretionary	17.2%
Consumer Staples	0.9
Energy	11.2
Financials	29.2
Health Care	1.0
Industrials	6.8
Information Technology	18.8
Materials	10.1
Telecommunication Services	0.8
Utilities	3.5

Total Investments	99.5
Other Assets Less Liabilities	0.5
Net Assets	100.0%

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities.This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, maturities, ratings, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity Fund’s investments, which are carried at fair value, as of July 31, 2013.

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$843,470	$—	$—	$843,470
Chile	17,951	—	—	17,951
China	1,756,073	—	—	1,756,073
India	232,821	—	—	232,821
Indonesia	139,435	—	—	139,435
Malaysia	438,265	—	—	438,265
Mexico	493,509	—	—	493,509
Peru	81,965	—	—	81,965
Philippines	44,690	—	—	44,690
Russian Federation	836,044	—	—	836,044
South Africa	274,169	—	—	274,169
South Korea	1,805,271	—	—	1,805,271
Taiwan	841,203	—	—	841,203
Thailand	107,808	—	—	107,808
Turkey	33,535	—	—	33,535
Preferred Stocks
Brazil	223,432	—	—	223,432
Right
Bahrain	167	—	—	167
Equity - Linked Securities
India	—	272,285	—	272,285
Saudi Arabia	—	120,433	—	120,433
United Arab Emirates	—	143,708	—	143,708
United Kingdom	—	105,568	—	105,568

Total Investments	$8,169,808	$641,994	$—	$8,811,802

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2013, there were no transfers between Level 1, Level 2 or Level 3 based on levels assigned to the securities on October 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

At July 31, 2013, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$9,393,259

Gross tax appreciation of investments	$433,943
Gross tax depreciation of investments	(1,015,400)

Net tax depreciation of investments	$(581,457)

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2013 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stock

Brazil (Cost $2,350,351)
Abril Educacao S.A.	BRL	7,900	$121,546	0.44
Cia de Locacao das Americas	BRL	34,491	154,211	0.56
Direcional Engenharia S.A.	BRL	67,400	398,843	1.44
Even Construtora e Incorporadora S.A.	BRL	67,000	249,339	0.90
Iochpe-Maxion S.A.		49,900	549,013	1.99
Sonae Sierra Brasil S.A.	BRL	20,700	209,146	0.76
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	BRL	16,400	248,442	0.90
			1,930,540	6.99
Cambodia (Cost $145,924)
NagaCorp Ltd.		186,000	145,335	0.53
			145,335	0.53
Chile (Cost $354,839)
Cia Sud Americana de Vapores S.A.	CLP	3,564,829	189,116	0.68
			189,116	0.68
China (Cost $4,651,186)
Anton Oilfield Services Group		100,000	62,278	0.22
AutoNavi Holdings Ltd. ADR		15,745	196,183	0.71
China Automation Group Ltd.		875,000	172,617	0.62
China Dongxiang Group Co.		1,651,000	293,772	1.06
China Lodging Group Ltd. ADR		17,198	309,736	1.12
Chinasoft International Ltd.		1,140,000	307,210	1.11
GOME Electrical Appliances Holding Ltd.	HKD	1,146,000	115,256	0.42
Goodbaby International Holdings Ltd.		302,000	115,651	0.42
Hollysys Automation Technologies Ltd.		57,399	779,478	2.82
Honghua Group Ltd.		284,000	81,660	0.30
Intime Retail Group Co. Ltd.		223,500	230,831	0.83
Ju Teng International Holdings Ltd.		794,000	385,964	1.40
Kingsoft Corp. Ltd.		112,000	192,934	0.70
LightInTheBox Holding Co. Ltd.		9,100	145,509	0.53
Minth Group Ltd.		158,000	281,139	1.02
Noah Holdings Ltd. ADR		15,800	181,068	0.65
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.		80,000	55,186	0.20
Shenzhou International Group Holdings Ltd.		106,000	300,003	1.09
SouFun Holdings Ltd. ADR		19,491	677,507	2.45
SPT Energy Group, Inc.	HKD	304,000	180,700	0.65
Xiao Nan Guo Restaurants Holdings Ltd.	HKD	86,000	12,863	0.05
Zhongsheng Group Holdings Ltd.	HKD	151,000	156,537	0.57
			5,234,082	18.94
Colombia (Cost $278,762)
Gran Tierra Energy, Inc.		45,600	280,440	1.01
			280,440	1.01
Hong Kong (Cost $640,823)
Comba Telecom Systems Holdings Ltd.		365,000	130,835	0.47
Pacific Basin Shipping Ltd.		908,000	490,551	1.78
			621,386	2.25
Indonesia (Cost $797,326)
Adi Sarana Armada Tbk PT	IDR	3,211,500	90,619	0.33
Berlian Laju Tanker Tbk PT(2)		4,428,000	63,334	0.23
Erajaya Swasembada Tbk PT	IDR	490,000	82,958	0.30
Timah Persero Tbk PT		1,812,000	202,754	0.73
Wismilak Inti Makmur Tbk PT	IDR	1,536,000	$116,573	0.42
			556,238	2.01

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Malaysia (Cost $1,751,064)
AirAsia Bhd.	MYR	153,000	149,038	0.54
DRB-Hicom Bhd.	MYR	279,600	218,922	0.79
Gamuda Bhd.	MYR	142,500	209,094	0.76
Landmarks Bhd.	MYR	17,700	6,329	0.02
My EG Services Bhd.	MYR	236,100	132,461	0.48
Padini Holdings Bhd.	MYR	226,300	123,475	0.45
Tune Ins Holdings Bhd.	MYR	52,800	32,715	0.12
Wah Seong Corp. Bhd.		555,201	326,891	1.18
WCT Holdings Bhd.		676,800	513,233	1.86
			1,712,158	6.20
Mexico (Cost $1,698,475)
Asesor de Activos Prisma S.A.P.I. de C.V.	MXN	102,000	153,566	0.56
Cydsa S.A.B. de C.V.		50,600	181,836	0.66
Empresas ICA S.A.B. de C.V. ADR		45,802	385,195	1.39
Grupo Famsa S.A.B. de C.V., Series A		135,800	255,487	0.92
Grupo Industrial Saltillo S.A.B. de C.V.	MXN	175,600	363,635	1.32
Grupo KUO S.A.B. de C.V., Series B		93,394	196,765	0.71
Infraestructura Energetica Nova S.A.B. de C.V.		70,600	279,520	1.01
			1,816,004	6.57
Nigeria (Cost $242,002)
Zenith Bank PLC	NGN	2,035,614	250,332	0.91
			250,332	0.91
Philippines (Cost $372,281)
Atlas Consolidated Mining & Development		413,100	136,971	0.50
Oriental Peninsula Resources Group, Inc.	PHP	2,065,000	85,586	0.31
			222,557	0.81
Russian Federation (Cost $611,738)
Aeroflot - Russian Airlines OJSC		187,800	333,345	1.21
TMK OAO GDR (Registered)		25,036	337,986	1.22
			671,331	2.43
South Korea (Cost $4,384,692)
Basic House (The) Co. Ltd.		13,380	220,335	0.80
Gamevil, Inc.	KRW	2,675	189,775	0.69
Grand Korea Leisure Co. Ltd.	KRW	10,410	296,522	1.07
Hyundai Department Store Co. Ltd.		4,127	593,284	2.15
Hyundai Development Co.-Engineering & Construction	KRW	12,200	216,650	0.78
Hyundai Home Shopping Network Corp.	KRW	2,206	332,837	1.20
Korean Reinsurance Co.		72,600	717,324	2.59
LG Fashion Corp.		24,650	604,497	2.19
Modetour Network, Inc.		10,058	256,503	0.93
Nexen Tire Corp.	KRW	41,171	613,850	2.22
Osstem Implant Co. Ltd.	KRW	9,235	248,256	0.90
			4,289,833	15.52
Taiwan (Cost $4,446,969)
Chicony Electronics Co. Ltd.		310	742	—
China Life Insurance Co. Ltd.	TWD	592,088	607,163	2.20
Chipbond Technology Corp.		186,000	410,625	1.49
Chroma ATE, Inc.	TWD	197,000	411,915	1.49
Evergreen Marine Corp. Taiwan Ltd.	TWD	490,000	274,524	0.99
Globe Union Industrial Corp.		177,000	127,792	0.46
Hung Poo Real Estate Development Corp.	TWD	268,000	264,099	0.96

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Taiwan - (continued)
Johnson Health Tech Co. Ltd.		101,000	$346,923	1.26
Kinsus Interconnect Technology Corp.		161,000	574,492	2.08
Parade Technologies Ltd.	TWD	33,000	241,559	0.87
Sanyo Electric Taiwan Co. Ltd.		46,000	53,077	0.19
Shin Zu Shing Co. Ltd.		166,000	373,668	1.35
Tainan Spinning Co. Ltd.	TWD	631,000	307,225	1.11
TTFB Co. Ltd.	TWD	18,000	160,872	0.58
TXC Corp.		183,000	245,636	0.89
			4,400,312	15.92
Thailand (Cost $1,141,387)
Amata Corp. PCL (Registered)		360,600	194,701	0.71
BEC World PCL (Registered)		140,200	275,473	1.00
Jasmine International PCL (Registered)	THB	639,300	169,527	0.61
STP & I PCL (Registered)		55,300	133,391	0.48
Supalai PCL (Registered)		437,700	216,752	0.78
			989,844	3.58
Turkey (Cost $504,331)
Turkiye Sinai Kalkinma Bankasi A.S.		480,087	463,732	1.68
			463,732	1.68
Total Common Stock (Cost $24,372,150)			23,773,240	86.03

Preferred Stock

Brazil (Cost $584,058)
Banco ABC Brasil S.A.	BRL	48,680	256,059	0.93
Randon Participacoes S.A.	BRL	43,700	225,841	0.82
			481,900	1.75
Chile (Cost $125,454)
Coca-Cola Embonor S.A., Class B	CLP	45,524	114,375	0.41
			114,375	0.41
Total Preferred Stock (Cost $709,512)			596,275	2.16

Right

Brazil (Cost $ — )
Banco ABC Brasil S.A.	BRL	2,227	2,225	0.01
			2,225	0.01
Total Right (Cost $ — )			2,225	0.01

Equity-Linked Securities

India (Cost $2,156,525)
Dewan Housing Finance Corp. Ltd., Issued by Citigroup Global Markets(3)		81,197	172,596	0.62
HT Media Ltd., Issued by Citigroup Global Markets(3)		152,611	248,223	0.90
Indian Bank, Issued by Merrill Lynch International & Co.		115,504	153,866	0.56
KPIT Cummins Infosystems Ltd., Issued by Merrill Lynch International & Co.		157,604	326,846	1.18
MT Educare Ltd., Issued by Merrill Lynch International & Co.		209,722	310,246	1.12
PI Industries Ltd., Issued by Citigroup Global Markets(3)		149,530	312,315	1.13
			1,524,092	5.51

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Saudi Arabia (Cost $583,627)
Credit Suisse		11,852	$371,323	1.34
Fawaz Abdulaziz Alhokair & Co., Issued by Deutsche Bank A.G. London(3)		9,660	343,859	1.25
Fawaz Abdulaziz Alhokair & Co., Issued by Merrill Lynch International & Co.		3,600	128,147	0.46
			843,329	3.05
United Arab Emirates (Cost $251,809)
Aldar Properties PJSC, Issued by Merrill Lynch International & Co.		438,006	320,783	1.16
			320,783	1.16
United Kingdom (Cost $269,678)
Al Abdullatif Industrial Investment Co., Issued by HSBC Bank PLC		23,000	258,799	0.94
			258,799	0.94
Total Equity-Linked Securities (Cost $3,261,639)			2,947,003	10.66

Total Investments (Total Cost $28,343,301)			27,318,743	98.86

Other Assets Less Liabilities			314,196	1.14

Net Assets			$27,632,939	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Security determined to be illiquid by the Investment Manager.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

Percentages shown are based on net assets.

At July 31, 2013, the industry sectors for the Ashmore Emerging Markets Small-Cap Equity Fund were:

Industry	Percentage of Net Assets
Consumer Discretionary	31.0%
Consumer Staples	0.9
Energy	4.6
Financials	17.5
Health Care	1.1
Industrials	19.3
Information Technology	19.1
Materials	3.8
Telecommunication Services	0.6
Utilities	1.0

Total Investments	98.9
Other Assets Less Liabilities	1.1
Net Assets	100.0%

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available. The Fund valued certain securities based on prices provided by the Investment Manager.

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$1,930,540	$—	$—	$1,930,540
Cambodia	145,335	—	—	145,335
Chile	189,116	—	—	189,116
China	5,234,082	—	—	5,234,082
Colombia	280,440	—	—	280,440
Honk Kong	621,386	—	—	621,386
Indonesia	492,904	—	63,334	556,238
Malaysia	1,712,158	—	—	1,712,158
Mexico	1,816,004	—	—	1,816,004
Nigeria	250,332	—	—	250,332
Philippines	222,557	—	—	222,557
Russia Federation	671,331	—	—	671,331
South Korea	4,289,833	—	—	4,289,833
Taiwan	4,400,312	—	—	4,400,312
Thailand	989,844	—	—	989,844
Turkey	463,732	—	—	463,732
Preferred Stocks
Brazil	481,900	—	—	481,900
Chile	114,375	—	—	114,375
Rights
Brazil	2,225	—	—	2,225
Equity - Linked Securities
India	—	1,524,092	—	1,524,092
Saudi Arabia	—	843,329	—	843,329
United Arab Emirates	—	320,783	—	320,783
United Kingdom	—	258,799	—	258,799

Total Investments	$24,308,406	$2,947,003	$63,334	$27,318,743

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2013, there were no transfers between Level 1, Level 2, Level 3 based on levels assigned to the securities on October 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2013 (Unaudited)

The following is a reconcilation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ending July 31, 2013:

Category and Subcategory	Beginning Balance at 10/31/2012	Purchases	Sales	Realized Gains	Realized Losses	Change in Unrealized Appreciation/ (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Ending Balance at 7/31/2013
Investments, at value
Common Stock	$67,760	$—	$—	$—	$—	$(4,426)	$—	$—	$63,334

See the table below on “Quantitative information about Level 3 Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at July 31, 2013.

	Quantitative Information about Level 3 Fair Value Measurements Ashmore Emerging Markets Small-Cap Equity Fund
	Fair Value at 7/31/2013	Valuation Techniques	Unobservable Input
Common Stocks	$63,334	Discount from last traded price	Discount Percentage of 25%(a)

(a)	Represents discount to last publicly traded price reported on applicable market.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. The increase in discount percentage reduced the value of the security.

At July 31, 2013, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$28,343,844

Gross tax appreciation of investments	$1,909,712
Gross tax depreciation of investments	(2,934,813)

Net tax depreciation of investments	$(1,025,101)

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ashmore Funds

By:	/s/ George Grunebaum
George Grunebaum, President
(Principal Executive Officer)

Date:	September 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George Grunebaum
George Grunebaum, President
(Principal Executive Officer)

Date:	September 26, 2013

By:	/s/ Christopher Tsutsui
Christopher Tsutsui, Treasurer
(Principal Financial Officer)

Date:	September 26, 2013